UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia California Tax-Exempt Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 95.7%
ADVANCED REFUNDED 2.9%
California Health Facilities Financing Authority Prerefunded 10/01/18 Revenue Bonds Providence Health Series 2008
10/01/38	6.500%	$30,000	$39,012
City of Pomona Refunding Revenue Bonds Series 1990B Escrowed to Maturity (GNMA/FHLMC)
08/01/23	7.500%	950,000	1,253,497
City of Redding Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC) (a)
07/01/22	11.990%	455,000	653,935
County of Riverside Revenue Bonds Series 1989A Escrowed to Maturity (GNMA) AMT (b)
05/01/21	7.800%	2,500,000	3,479,675
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity (c)
01/01/20	0.000%	12,000,000	9,542,040
Total			14,968,159
AIRPORT 2.6%
County of Orange Revenue Bonds Series 2009A
07/01/39	5.250%	2,500,000	2,556,775
County of Sacramento
Revenue Bonds
Senior Series 2009B
07/01/39	5.750%	3,000,000	3,091,230
County of Sacramento (b)
Revenue Bonds
Senior Series 2008B (AGM) AMT
07/01/39	5.250%	1,000,000	958,990
Los Angeles Department of Airports
Revenue Bonds
Series 2009A
05/15/34	5.000%	1,000,000	1,019,970
Subordinated Revenue Bonds
Los Angeles International
Series 2010B
05/15/35	5.000%	3,665,000	3,672,477
San Diego County Regional Airport Authority Refunding Revenue Bonds Series 2005 (AMBAC) AMT (b)
07/01/20	5.250%	750,000	822,105
San Francisco City & County Airports Commission Refunding Revenue Bonds 2nd Series 2008-34E (AGM) AMT (b)
05/01/25	5.750%	1,500,000	1,595,490
Total			13,717,037

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CITY 1.2%
City of Los Angeles Unlimited General Obligation Bonds Series 2011A
09/01/26	5.000%	$5,650,000	$6,238,504
COLLEGE 5.6%
California Educational Facilities Authority
Revenue Bonds
California College of the Arts
Series 2005
06/01/26	5.000%	1,000,000	874,010
06/01/35	5.000%	1,500,000	1,202,895
California Lutheran University
Series 2008
10/01/21	5.250%	665,000	687,417
10/01/38	5.750%	3,000,000	2,951,130
Loyola Marymount University
Series 2010A
10/01/40	5.125%	1,250,000	1,223,050
Scripps College
Series 2001
08/01/31	5.000%	1,500,000	1,500,000
Series 2007 (NPFGC)
11/01/25	5.000%	1,315,000	1,366,390
Woodbury University
Series 2006
01/01/25	5.000%	1,830,000	1,637,941
California Municipal Finance Authority
Revenue Bonds
Biola University
Series 2008
10/01/28	5.800%	2,000,000	2,008,580
Loma Linda University
Series 2007
04/01/32	4.750%	2,300,000	2,123,084
California State University
Revenue Bonds
Systemwide
Series 2007A (AGM)
11/01/27	5.000%	1,250,000	1,309,638
Series 2009A
11/01/40	6.000%	2,000,000	2,113,920
Series 2010A
11/01/30	5.000%	2,995,000	3,024,381
California Statewide Communities Development Authority
Revenue Bonds
Polytechnic School
Series 2009
12/01/34	5.000%	1,235,000	1,228,183
California Statewide Communities Development Authority (d)(e)
Revenue Bonds
San Francisco Art Institute
Series 2002
04/01/32	7.375%	1,750,000	1,548,733
California Statewide Communities Development Authority (e)
Revenue Bonds
Thomas Jefferson School of Law

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLLEGE (CONTINUED)
Series 2008A
10/01/38	7.250%	$1,000,000	$1,014,050
University of California
Revenue Bonds
Series 2008D
05/15/27	5.000%	1,500,000	1,545,495
Series 2008L
05/15/26	5.000%	1,500,000	1,615,665
Total			28,974,562
ELECTRIC 7.0%
Anaheim Public Financing Authority Revenue Bonds Anaheim Electric Systems Distribution Series 2009
10/01/25	5.000%	1,000,000	1,060,840
California Infrastructure & Economic Development Bank Revenue Bonds California Independent System Operator Series 2009A
02/01/39	6.250%	2,000,000	2,125,660
California State Department of Water Resources
Revenue Bonds
Series 2010L
05/01/14	5.000%	4,775,000	5,329,759
Series 2010M
05/01/15	5.000%	4,500,000	5,163,030
City of Chula Vista
Revenue Bonds
San Diego Gas & Electric Co.
Series 2004D
01/01/34	5.875%	1,000,000	1,077,590
City of Chula Vista (b)
Revenue Bonds
San Diego Gas & Electric Co.
Series 2005D AMT
12/01/27	5.000%	3,500,000	3,556,770
City of Redding Certificate of Participation Series 2008A (AGM)
06/01/27	5.000%	865,000	888,632
City of Riverside Revenue Bonds Series 2008D (AGM)
10/01/28	5.000%	1,325,000	1,370,898
City of Vernon Revenue Bonds Series 2009A
08/01/21	5.125%	2,000,000	2,059,660
Imperial Irrigation District Refunding Revenue Bonds System Series 2011A
11/01/31	6.250%	1,000,000	1,121,540

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ELECTRIC (CONTINUED)
Los Angeles Department of Water & Power Revenue Bonds Power System Subordinated Series 2008A-1
07/01/38	5.250%	$1,750,000	$1,807,295
Modesto Irrigation District Certificate of Participation Series 2004B
07/01/35	5.500%	2,000,000	2,009,040
Puerto Rico Electric Power Authority Revenue Bonds Series 2008WW (f)
07/01/28	5.000%	1,500,000	1,474,725
Sacramento Municipal Utility District
Revenue Bonds
Series 1997K (AMBAC)
07/01/24	5.250%	2,220,000	2,453,500
Series 2001N (NPFGC)
08/15/28	5.000%	2,000,000	2,000,540
Southern California Public Power Authority Revenue Bonds Milford Wind Corridor Project Series 2010-1
07/01/30	5.000%	500,000	524,855
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC)
01/01/29	5.000%	2,500,000	2,508,950
Total			36,533,284
HEALTH CARE - HOSPITAL 14.9%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2005
11/15/34	5.000%	4,025,000	3,911,414
Revenue Bonds
Adventist Health System West
Series 2009A
09/01/39	5.750%	5,000,000	5,077,200
Catholic Healthcare West
Series 2009A
07/01/39	6.000%	1,000,000	1,048,050
Series 2009E
07/01/25	5.625%	1,125,000	1,196,190
Cedars Sinai Medical Center
Series 2009
08/15/39	5.000%	8,150,000	7,760,593
Kaiser Permanente
Series 2006A
04/01/39	5.250%	3,350,000	3,213,019
Providence Health & Services
Series 2008C
10/01/28	6.250%	500,000	559,265
Scripps Health

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - HOSPITAL (CONTINUED)
Series 2010A
11/15/36	5.000%	$750,000	$732,060
St. Joseph Health System
Series 2009A
07/01/29	5.500%	1,500,000	1,531,770
Sutter Health
Series 2007A
11/15/42	5.000%	3,000,000	2,772,750
Series 2008A
08/15/30	5.000%	2,500,000	2,510,250
Series 2011B
08/15/31	5.875%	1,815,000	1,938,892
Unrefunded Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	1,470,000	1,609,738
California Municipal Finance Authority
Certificate of Participation
Community Hospital of Central California
Series 2007
02/01/37	5.250%	2,500,000	2,110,550
Revenue Bonds
Community Hospitals of Central California
Series 2009
02/01/39	5.500%	4,000,000	3,476,320
California Statewide Communities Development Authority
Revenue Bonds
Catholic Healthcare West
Series 2008B
07/01/30	5.500%	1,965,000	1,993,630
Cottage Health Obligation Group
Series 2010
11/01/30	5.250%	1,500,000	1,507,515
John Muir Health
Series 2006A
08/15/32	5.000%	3,000,000	2,835,690
Series 2009
07/01/39	5.125%	500,000	478,875
Kaiser Permanente
Series 2002A
11/01/32	5.500%	1,000,000	1,002,070
Series 2006B
03/01/45	5.250%	1,000,000	954,490
Series 2007A
04/01/33	4.750%	2,000,000	1,837,380
Sutter Health
Series 2002B
08/15/42	5.625%	500,000	500,860
Series 2011A
08/15/42	6.000%	2,000,000	2,145,540
Various Kaiser
Series 2001C
08/01/31	5.250%	1,100,000	1,115,444

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - HOSPITAL (CONTINUED)
City of Newport Beach Revenue Bonds Hoag Memorial Presbyterian Hospital Series 2011
12/01/40	6.000%	$1,000,000	$1,084,090
City of Torrance
Revenue Bonds
Torrance Memorial Medical Center
Series 2010A
09/01/30	5.000%	3,000,000	2,934,900
09/01/40	5.000%	1,000,000	923,720
City of Turlock
Certificate of Participation
Emanuel Medical Center, Inc.
Series 2004
10/15/13	5.000%	940,000	972,139
Series 2007A
10/15/22	5.000%	2,780,000	2,555,237
Emmanuel Medical Center
Series 2007A
10/15/31	5.125%	3,930,000	3,245,826
Grossmont Healthcare District Unlimited General Obligation Bonds 2006 Election Series 2011B
07/15/34	6.000%	2,000,000	2,179,960
Kaweah Delta Health Care District Refunding Revenue Bonds Series 2006
06/01/34	4.500%	3,500,000	2,866,570
Palomar Pomerado Health Certificate of Participation Series 2009
11/01/39	6.750%	350,000	352,191
Rancho Mirage Joint Powers Financing Authority Revenue Bonds Eisenhower Medical Center Series 2007A
07/01/47	5.000%	2,500,000	2,074,900
Sierra View Local Health Care District Revenue Bonds Series 2007
07/01/37	5.250%	3,500,000	3,135,720
Washington Township Health Care District Revenue Bonds Series 1999
07/01/29	5.250%	1,500,000	1,457,535
Total			77,602,343

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - LIFE CARE CENTER 0.7%
California Health Facilities Financing Authority Revenue Bonds Insured Episcopal Home Series 2010B
02/01/32	6.000%	$2,000,000	$2,025,220
California Statewide Communities Development Authority Revenue Bonds American Baptist Homes West Series 2010
10/01/39	6.250%	1,500,000	1,493,925
Total			3,519,145
HOUSING - MULTI-FAMILY 1.0%
California Housing Finance Agency Revenue Bonds Multifamily Housing III Series 1999A AMT (b)
02/01/36	5.375%	2,280,000	2,238,869
California Statewide Communities Development Authority
Refunding Revenue Bonds
Quail Ridge Apartments
Senior Series 2002E-1
07/01/32	5.375%	2,000,000	1,542,480
Revenue Bonds
Irvine LLC-UCI East Campus
Series 2008
05/15/32	5.750%	1,500,000	1,464,330
Total			5,245,679

HOUSING - SINGLE FAMILY 0.7%
CRHMFA Homebuyers Fund (b)
Revenue Bonds
Mortgage-Backed Securities Program
Series 1998B-5 (GNMA/FNMA/FHLMC) AMT
12/01/29	6.350%	15,000	15,502
Series 2000B (GNMA/FNMA) AMT
06/01/31	7.300%	25,000	25,705
Series 2000D (GNMA/FNMA) AMT
06/01/31	7.100%	20,000	20,723
California Housing Finance Agency (b) Revenue Bonds Home Mortgage
Series 2006H (FGIC) AMT
08/01/30	5.750%	960,000	970,740
Series 2006K AMT
02/01/42	5.500%	500,000	507,740
Series 2006K AMT
08/01/26	4.625%	2,500,000	2,231,375
Total			3,771,787

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDUSTRIAL-POLLUTION - IDR 0.8%
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/34	7.000%	$1,000,000	$1,149,220
Southern California Public Power Authority Revenue Bonds Project No. 1 Series 2007A
11/01/33	5.000%	3,385,000	3,072,158
Total			4,221,378
LEASE 6.9%
Anaheim Public Financing Authority Subordinated Revenue Bonds Public Improvements Project Series 1997C (AGM)
09/01/14	6.000%	2,000,000	2,262,860
California State Public Works Board
Refunding Revenue Bonds
Department of Corrections State Prisons
Series 1993A (AMBAC)
12/01/19	5.000%	6,000,000	6,323,220
Revenue Bonds
Department of Mental Health Coaling
Series 2004A-A
06/01/19	5.500%	1,500,000	1,622,310
Various Capital Projects
Subordinated Series 2009I-1
11/01/29	6.125%	5,000,000	5,289,550
Subordinated Series 2010A-1
03/01/35	6.000%	2,750,000	2,839,155
California Statewide Communities Development Authority Revenue Bonds Proposition 1A Receivables Program Series 2009
06/15/13	5.000%	2,475,000	2,667,654
City of Modesto Certificate of Participation Community Center Refinancing Project Series 1993A (AMBAC)
11/01/23	5.000%	2,235,000	2,028,330
County of San Joaquin Certificate of Participation Capital Facilities Project Series 1993 (NPFGC)
11/15/13	5.500%	1,750,000	1,796,917
Los Angeles Municipal Improvement Corp.
Revenue Bonds
Capital Equipment
Series 2008A
09/01/24	5.000%	1,000,000	1,031,250
Series 2008B
09/01/38	5.000%	3,000,000	2,731,020

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LEASE (CONTINUED)
Pico Rivera Public Financing Authority Revenue Bonds Series 2009
09/01/31	5.500%	$1,500,000	$1,542,285
San Mateo County Board of Education Refunding Certificate of Participation Series 2009
06/01/35	5.250%	2,000,000	2,064,680
Victor Elementary School District Certificate of Participation School Construction Refinancing Series 1996 (NPFGC)
05/01/18	6.450%	3,345,000	3,600,826
Total			35,800,057
MISCELLANEOUS 1.2%
California Infrastructure & Economic Development Bank
Revenue Bonds
California Infrastructure & Economic Development
Series 2008
02/01/38	5.250%	3,050,000	3,011,296
Series 2008
02/01/33	5.250%	3,000,000	3,024,630
Total			6,035,926
PORT DISTRICT 1.3%
Los Angeles Harbor Department Revenue Bonds Series 1988 Escrowed to Maturity
10/01/18	7.600%	665,000	801,172
Port Commission of the City & County of San Francisco Revenue Bonds Series 2010A
03/01/40	5.125%	5,000,000	4,922,300
Port of Oakland Unrefunded Revenue Bonds Series 2000K (NPFGC/FGIC) AMT (b)
11/01/18	5.625%	995,000	996,632
Total			6,720,104
RESOURCE RECOVERY 0.4%
California Pollution Control Financing Authority Refunding Revenue Bonds Waste Management Series 2002A AMT (b)
01/01/22	5.000%	2,000,000	2,026,220
SALES OR USE TAX 1.3%
Puerto Rico Highway & Transportation Authority Revenue Bonds Series 1998A (NPFGC) (f)
07/01/38	4.750%	2,250,000	1,935,427

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SALES OR USE TAX (CONTINUED)
Riverside County Transportation Commission Revenue Bonds Limited Tax Series 2010A
06/01/32	5.000%	$5,000,000	$5,081,850
Total			7,017,277
SCHOOL 3.1%
California Statewide Communities Development Authority Revenue Bonds Aspire Public Schools Series 2010
07/01/30	6.000%	2,000,000	1,966,600
Centinela Valley Union High School District Unlimited General Obligation Bonds Series 2002A (NPFGC)
08/01/31	5.250%	2,000,000	1,982,880
Golden West Schools Financing Authority Refunding Revenue Bonds Placentia-Yorba Linda University Series 2006 (AMBAC)
08/01/24	5.500%	1,825,000	2,042,978
Lakeside Union School District San Diego County Unlimited General Obligation Bonds Series 2009
08/01/33	5.000%	3,340,000	3,471,696
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009D
01/01/34	5.000%	750,000	755,828
Menifee Union School District Unlimited General Obligation Bonds Election of 2008 Series 2008A
08/01/33	5.500%	3,125,000	3,250,062
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007 (AGM)
08/01/23	5.000%	1,500,000	1,644,675
Twin Rivers Unified School District Unlimited General Obligation Bonds Election of 2006 Series 2008 (AGM)
08/01/25	5.000%	1,000,000	1,051,460
Total			16,166,179
SPECIAL DISTRICT - ASSESSMENT 7.4%
Anaheim Community Facilities District No. 06-2 Special Tax Bonds Stadium Lofts Series 2007
09/01/37	5.000%	1,000,000	806,280

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL DISTRICT - ASSESSMENT (CONTINUED)
Cerritos Public Financing Authority Tax Allocation Bonds Los Coyotes Redevelopment Project Loan Series 1993A (AMBAC)
11/01/23	6.500%	$2,000,000	$2,071,600
City of Carson Special Assessment Bonds District No. 92-1 Series 1992
09/02/22	7.375%	115,000	115,060
City of Redwood Special Tax Bonds Community Facilities District 1 Series 2003B
09/01/28	5.950%	750,000	738,892
Eastern Municipal Water District
Special Tax Bonds
District No. 2004-27 Cottonwood
Series 2006
09/01/27	5.000%	200,000	175,034
09/01/36	5.000%	500,000	402,010
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/24	6.500%	3,000,000	3,133,260
Elk Grove Unified School District (c)
Refunding Special Tax Bonds
Capital Appreciation-Community Facilities No. 1
Series 1995 (AMBAC)
12/01/18	0.000%	2,720,000	1,822,155
Lammersville School District Community Facilities District No. 2002 Special Tax Bonds Mountain House Series 2006
09/01/35	5.125%	1,000,000	829,490
Lancaster Financing Authority Subordinated Tax Allocation Bonds No. 5 & 6 Redevelopment Projects Series 2003 (NPFGC)
02/01/17	5.125%	1,270,000	1,271,499
Long Beach Bond Finance Authority Tax Allocation Bonds Series 2006C (AMBAC)
08/01/31	5.500%	3,250,000	2,836,567
Los Angeles Community Redevelopment Agency Tax Allocation Bonds Hollywood Redevelopment Project Series 1998C (NPFGC)
07/01/18	5.375%	1,665,000	1,725,706

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL DISTRICT - ASSESSMENT (CONTINUED)
Los Angeles County Public Works Financing Authority Refunding Revenue Bonds Senior Lien Series 1996A (AGM)
10/01/18	5.500%	$2,265,000	$2,576,302
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004
06/01/33	5.375%	1,500,000	1,232,025
Oakland Redevelopment Agency Refunding Senior Tax Allocation Bonds Central District Redevelopment Series 1992 (AMBAC)
02/01/14	5.500%	4,425,000	4,567,883
Oceanside Community Facilities District Special Tax Bonds Ocean Ranch Corp. Series 2004
09/01/34	5.875%	1,000,000	843,960
Orange County Community Facilities District Special Tax Bonds Ladera Ranch Series 2004A
08/15/34	5.625%	850,000	816,076
Orange Unified School District Community Facilities District No. 2005-2 Special Tax Bonds Del Rio School Facilities Series 2007
09/01/37	5.000%	1,000,000	758,780
Riverside Public Financing Authority Unrefunded Revenue Bonds Multiple Loans Series 1991A
02/01/18	8.000%	15,000	15,170
San Bernardino Joint Powers Financing Authority
Refunding Tax Allocation Bonds
Central City Merged Project
Series 1998A (AMBAC)
07/01/14	5.750%	985,000	1,013,161
Series 2005A (AGM)
10/01/24	5.750%	2,420,000	2,621,417
San Diego Redevelopment Agency Tax Allocation Bonds Capital Appreciation Series 2001 (AMG) (c)
09/01/20	0.000%	3,630,000	2,324,035
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Redevelopment Projects Series 2009B
08/01/32	6.500%	500,000	518,275

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL DISTRICT - ASSESSMENT (CONTINUED)
Sulphur Springs Union School District Special Tax Bonds Community Facilities District Series 2002-1A
09/01/33	6.000%	$1,500,000	$1,294,905
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996
09/01/17	6.000%	3,665,000	4,038,390
Total			38,547,932
SPECIAL DISTRICT - SPECIAL TAX 0.4%
Temecula Redevelopment Agency Tax Allocation Bonds Housing Redevelopment Project No. 1 Series 2011A
08/01/39	7.000%	2,100,000	2,193,618
SPECIAL DISTRICT - TAX ALLOCATION 8.0%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/29	7.500%	1,895,000	1,905,707
Southeast Bakersfield
Series 2009B
08/01/29	7.250%	890,000	908,530
Carson Redevelopment Agency Tax Allocation Bonds Housing Series 2010A
10/01/30	5.000%	5,000,000	4,545,750
County of Riverside Economic Development Agency Tax Allocation Bonds Housing Series 2010A
10/01/39	6.000%	2,000,000	1,918,600
Folsom Redevelopment Agency
Tax Allocation Bonds
Central Folsom Redevelopment Project
Series 2009
08/01/29	5.125%	1,000,000	950,900
08/01/36	5.500%	1,000,000	938,120
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC)
05/01/23	5.250%	2,100,000	2,072,658
Palmdale Civic Authority Refunding Revenue Bonds Redevelopment Project No. 1 Series 2009A
07/01/27	6.000%	4,780,000	5,019,143

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL DISTRICT - TAX ALLOCATION (CONTINUED)
Pittsburg Redevelopment Agency Tax Allocation Bonds Los Medanos Community Development Project Series 1999 (AMBAC) (c)
08/01/24	0.000%	$2,100,000	$886,410
Rancho Cucamonga Redevelopment Agency Tax Allocation Bonds Housing Set Aside Series 2007A (NPFGC)
09/01/34	5.000%	3,200,000	2,704,032
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay North Redevelopment
Series 2009C
08/01/29	6.000%	1,035,000	1,009,446
08/01/39	6.500%	2,625,000	2,670,780
Mission Bay South Redevelopment
Series 2009D
08/01/29	6.375%	1,000,000	999,460
Redevelopment Projects
Series 2011B
08/01/26	6.125%	500,000	520,940
08/01/41	6.625%	1,600,000	1,667,408
San Francisco Redevelopment Projects
Series 2011B
08/01/31	6.250%	2,600,000	2,696,096
San Fransisco Redevelopment Projects
Series 2009B
08/01/28	6.125%	1,010,000	1,020,999
Santa Monica Redevelopment Agency Tax Allocation Bonds Earthquake Recovery Redevelopment Series 2011
07/01/36	5.875%	1,250,000	1,319,662
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A
08/01/31	7.000%	1,000,000	1,055,340
Temecula Redevelopment Agency Tax Allocation Bonds Housing Redevelopment Project No. 1 Series 2011A
08/01/31	6.750%	1,000,000	1,039,040
Union City Community Redevelopment Agency
Tax Allocation Bonds
Sub Lien- Community Redevelopment Project
Series 2011
12/01/12	3.000%	1,000,000	1,021,670
Tax Allocation Bonds
Subordinated Lien-Community Redevelopment Project
Series 2011
12/01/33	6.875%	1,500,000	1,570,440
Yorba Linda Redevelopment Agency
Tax Allocation Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL DISTRICT - TAX ALLOCATION (CONTINUED)
Subordinated Lien-Redevelopment Project
Series 2011A
09/01/32	6.500%	$2,000,000	$2,048,880
Subordinated Lien-Redevolopment Project
Series 2011A
09/01/26	6.000%	1,000,000	1,025,800
Total			41,515,811
SPECIAL DISTRICT - TAX INCREMENT 0.6%
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/35	5.625%	1,300,000	1,280,643
08/01/40	5.750%	2,000,000	1,986,040
Total			3,266,683
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS 3.3%
Central Valley Schools Financing Authority Refunding Revenue Bonds School District General Obligation Bond Program Series 1998A (NPFGC)
02/01/18	6.450%	1,000,000	1,130,360
Culver City School Facilities Financing Authority Revenue Bonds Culver City United School District Series 2005 (AGM)
08/01/26	5.500%	1,750,000	1,999,252
East Side Union High School District Unlimited General Obligation Refunding Bonds Series 2003B (NPFGC)
08/01/26	5.250%	2,010,000	2,054,059
Jefferson Union High School District Unlimited General Obligation Refunding Bonds Series 2000A (NPFGC)
08/01/25	6.450%	1,000,000	1,171,320
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC) (c)
08/01/32	0.000%	5,440,000	1,229,440
Merced Community College District Refunding Revenue Bonds School Facilities Financing Authority Series 2006
08/01/21	5.000%	700,000	793,555
New Haven Unified School District Unlimited General Obligation Refunding Bonds Series 2002 (AGM)
08/01/17	12.000%	1,565,000	2,433,638
Rocklin Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 1995C (NPFGC) (c)
07/01/20	0.000%	3,460,000	2,337,022

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS (CONTINUED)
San Bernardino Community College District Unlimited General Obligation Bonds Election of 2002 Series 2008A
08/01/33	6.250%	$1,000,000	$1,116,240
San Marino Unified School District Unlimited General Obligation Bonds Series 1998B
06/01/23	5.000%	1,000,000	1,167,900
San Mateo County Community College District Unlimited General Obligation Bonds Election of 2001 Series 2002A (NPFGC/FGIC)
09/01/18	5.375%	1,000,000	1,043,350
Simi Valley Unified School District Refunding Certificate of Participation Capital Improvement Projects Series 1998 (AMBAC)
08/01/22	5.250%	925,000	873,256
Total			17,349,392
STATE 17.4%
Commonwealth of Puerto Rico Unlimited General Obligation Public Improvement Bonds Series 2004A (f)
07/01/22	5.250%	2,000,000	2,062,660
State of California
Refunding Unlimited General Obligation Bonds
Series 2007
08/01/14	5.000%	1,465,000	1,633,373
Unlimited General Obligation Bonds
Series 2003
02/01/20	5.250%	1,250,000	1,454,350
Series 2003 (AMBAC)
02/01/27	5.000%	1,140,000	1,218,945
Series 2004
02/01/22	5.000%	1,000,000	1,034,710
Series 2006
10/01/36	4.500%	2,500,000	2,255,725
Series 2008
08/01/34	5.000%	3,000,000	2,975,670
Various Purpose
Series 2003
11/01/24	5.125%	2,000,000	2,088,280
Series 2005
03/01/32	5.000%	1,000,000	999,950
Series 2006
03/01/16	5.000%	1,245,000	1,424,367
Series 2007
12/01/28	5.000%	1,000,000	1,025,590
12/01/31	5.000%	3,500,000	3,507,315
12/01/32	5.000%	5,000,000	4,999,650
Series 2009
04/01/25	5.625%	500,000	549,040
10/01/29	5.000%	4,500,000	4,590,450

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

STATE (CONTINUED)

04/01/31	5.750%	$2,750,000	$2,955,975
04/01/35	6.000%	4,000,000	4,310,040
04/01/38	6.000%	10,500,000	11,230,380
11/01/39	5.500%	4,965,000	5,154,613
Series 2010
03/01/24	5.250%	1,000,000	1,094,250
03/01/30	5.250%	1,000,000	1,034,880
03/01/33	6.000%	4,000,000	4,369,720
03/01/40	5.500%	4,800,000	4,989,456
Unlimited General Obligation Refunding Bonds
Series 2005
05/01/29	4.625%	2,000,000	1,942,760
Series 2007
08/01/26	4.500%	2,500,000	2,504,825
08/01/30	4.500%	3,340,000	3,148,384
Various Purpose
Series 2008
04/01/18	5.000%	1,735,000	2,015,949
04/01/33	5.125%	3,500,000	3,510,535
04/01/38	5.000%	9,610,000	9,497,659
Unrefunded Unlimited General Obligation Bonds
Series 2000
05/01/26	5.625%	160,000	160,410
Series 2004
04/01/29	5.300%	2,000	2,032
Total			89,741,943

TOLL ROAD 2.0%

Bay Area Toll Authority Revenue Bonds San Francisco Bay Area Series 2008F1
04/01/47	5.125%	2,500,000	2,521,025
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 1999
01/15/40	5.750%	5,500,000	4,852,100
Revenue Bonds
Senior Lien
Series 1995A (NPFGC)
01/01/35	5.000%	2,000,000	1,614,900
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993
01/01/33	5.000%	1,700,000	1,250,996
Total			10,239,021

WATER & SEWER 5.0%

Anaheim Public Financing Authority Revenue Bonds Series 2007 (NPFGC)
02/01/33	4.750%	2,795,000	2,797,683

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WATER & SEWER (CONTINUED)

City of Big Bear Lake Refunding Revenue Bonds Series 1996 (NPFGC)
04/01/15	6.000%	$1,350,000	$1,437,143
City of Lodi Certificate of Participation Series 2007A (AGM)
10/01/37	5.000%	1,250,000	1,249,913
Eastern Municipal Water District
Certificate of Participation
Series 1991 (NPFGC/FGIC)
07/01/12	6.750%	685,000	714,893
Series 2008H
07/01/33	5.000%	1,000,000	1,011,040
Los Angeles Department of Water & Power Revenue Bonds
07/01/41	5.125%	3,000,000	3,000,510
Manteca Financing Authority Revenue Bonds Series 2003B (NPFGC)
12/01/33	5.000%	430,000	428,112
Pico Rivera Water Authority Revenue Bonds Water System Project Series 1999A (NPFGC)
05/01/29	5.500%	2,000,000	2,018,420
Rowland Water District Certificate of Participation Recycled Water Project Series 2008
12/01/39	6.250%	2,235,000	2,382,085
Sacramento County Sanitation Districts Financing Authority Refunding Revenue Bonds Series 2001 (AMBAC)
12/01/27	5.000%	2,000,000	2,007,220
San Diego Public Facilities Financing Authority
Revenue Bonds
Senior Series 2009A
05/15/34	5.250%	1,500,000	1,564,155
05/15/39	5.250%	3,000,000	3,092,610
Series 2009B
08/01/34	5.375%	2,000,000	2,100,080
Santa Clara Valley Water District Refunding Revenue Bonds Series 2006A (AGM)
06/01/30	4.250%	2,500,000	2,415,175
Total			26,219,039
Total Municipal Bonds (Cost: $490,498,878)			$497,631,080

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Preferred Stocks 0.3%

MISCELLANEOUS 0.3%

Munimae TE Bond Subsidiary LLC Series 2004A-2 AMT (b)(d)(e)
06/29/49	4.900%	$2,000,000	$1,640,180

Total Municipal Preferred Stocks (Cost: $2,000,000)			$1,640,180

		Shares	Value

Money Market Fund 1.6%
Dreyfus General California Municipal Money Market Fund,
0.000% (g)		3,711,899	$3,711,899
JPMorgan Tax-Free Money Market
Fund, 0.010% (g)		4,468,359	4,468,359

Total Money Market Fund (Cost: $8,180,258)			$8,180,258

Issue Description	Effective Yield	Amount payable at maturity	Value

Floating Rate Notes 0.9%

HEALTH CARE - NURSING HOME 0.4%

Abag Finance Authority for Nonprofit Corps. Revenue Bonds Hebrew Home Aged Disabled VRDN Series 2005 (Wells Fargo Bank) (a)(h)
11/15/35	0.050%	$2,000,000	$2,000,000

Issue Description	Effective Yield	Amount payable at maturity	Value

Floating Rate Notes (continued)

INDUSTRIAL-POLLUTION - IDR 0.5%

California Pollution Control Financing Authority Refunding Revenue Bonds Pacific Gas & Electric Co. VRDN Series 1996C (JP Morgan Chase Bank) (a)(h)
11/01/26	0.180%	$2,500,000	$2,500,000

SALES OR USE TAX —%

Los Angeles County Metropolitan Transportation Authority Refunding Revenue Bonds Proposition C VRDN 2nd Senior Series 2009A-1 (Bank of Nova Scotia) (a)(h)
07/01/23	0.080%	60,000	60,000

Total Floating Rate Notes (Cost: $4,560,000)			$4,560,000
Total Investments
(Cost: $505,239,136) (i)			$512,011,518(j)
Other Assets & Liabilities, Net			8,119,734

Total Net Assets			$520,131,252

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2011.
(b)	At July 31, 2011, the value of securities subject to alternative minimum tax represented 4.05% of net assets.
(c)	Zero coupon bond.
(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2011 was $3,188,913, representing 0.61% of net assets. Information concerning such security holdings at July 31, 2011 was as follows:

	Acquisition
Security Description	Dates	Cost
California Statewide Communities Development Authority
Revenue Bonds
San Francisco Art Institute
Series 2002
7.375% 04/01/32	07-05-02	$1,750,000
Munimae TE Bond Subsidiary LLC
Series 2004A-2 AMT
4.900% 06/29/49	10-15-04	2,000,000

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of these securities amounted to $4,202,963, representing 0.81% of net assets.

(f)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 1.05% of net assets at July 31, 2011.

(g)	The rate shown is the seven-day current annualized yield at July 31, 2011.
(h)

The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions, rate shown is the effective rate on July 31, 2011.

(i)

At July 31, 2011, the cost of securities for federal income tax purposes was approximately $505,239,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$19,064,000
	Unrealized Depreciation	(12,291,000)
	Net Unrealized Appreciation	$6,773,000

(j)	Securities are valued using policies described below:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

	Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Municipal Bonds	$-	$497,631,080	$-	$497,631,080
Total Bonds	-	497,631,080	-	497,631,080

Equity Securities
Municipal Preferred Stocks	-	1,640,180	-	1,640,180
Total Equity Securities	-	1,640,180	-	1,640,180

Short-Term Securities
Floating Rate Notes	-	4,560,000	-	4,560,000
Total Short-Term Securities	-	4,560,000	-	4,560,000

Other
Unaffiliated Money Market Fund(c)	8,180,258	-	-	8,180,258
Total Other	8,180,258	-	-	8,180,258
Total	$8,180,258	$503,831,260	$-	$512,011,518

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2011.

Portfolio of Investments

Columbia Connecticut Intermediate Municipal Bond Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.1%
ADVANCED REFUNDED 4.9%
City of New Haven
Prerefunded 11/01/12 Unlimited General Obligation Bonds
Series 2002C (NPFGC)
11/01/18	5.000%	$1,985,000	$2,120,715
Prerefunded 11/01/13 Unlimited General Obligation Bonds
Series 2003A (FGIC)
11/01/16	5.250%	170,000	190,080
Hartford County Metropolitan District Prerefunded 04/01/12 Unlimited General Obligation Bonds Series 2002
04/01/19	5.000%	1,205,000	1,256,200
State of Connecticut
Prerefunded 10/15/13 Unlimited General Obligation Bonds
Series 2003F (NPFGC)
10/15/20	5.250%	3,670,000	4,060,488
Revenue Bonds
Series 1993 Escrowed to Maturity (FNMA)
10/01/12	6.000%	610,000	630,746
University of Connecticut
Prerefunded 04/01/12 Unlimited General Obligation Bonds
Series 2002A
04/01/13	5.375%	1,000,000	1,034,670
Prerefunded 05/15/12 Revenue Bonds
Student Fee
Series 2002A
05/15/14	5.250%	1,185,000	1,232,578
Total			10,525,477

CITY 5.3%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2004C (NPFGC)
08/15/17	5.250%	1,500,000	1,728,510
08/15/21	5.500%	1,125,000	1,294,796
City of Hartford
Unlimited General Obligation Bonds
Series 2009A (AGM)
08/15/17	5.000%	695,000	822,178
Series 2011A
04/01/22	5.250%	1,325,000	1,509,135
04/01/23	5.250%	1,325,000	1,488,346
04/01/24	5.250%	1,325,000	1,470,724
City of New Haven
Unrefunded Unlimited General Obligation Bonds Series 2002B (NPFGC/FGIC)
11/01/12	5.375%	995,000	1,054,899
Town of Fairfield
Unlimited General Obligation Refunding Bonds Series 2004
01/01/16	4.500%	1,690,000	1,827,803
Total			11,196,391

COLLEGE 10.1%
Connecticut State Health & Educational Facility Authority
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLLEGE (CONTINUED)
Connecticut College Issue
Series 2002E (NPFGC)
07/01/22	5.250%	$400,000	$414,952
Fairfield University
Series 2008N
07/01/18	5.000%	2,120,000	2,392,399
07/01/22	5.000%	2,500,000	2,668,475
Quinnipiac University
Series 2007I (NPFGC)
07/01/22	5.000%	2,000,000	2,117,440
Quinnipiac University Health & Education
Series 2007 (NPFGC)
07/01/28	5.000%	2,000,000	2,056,440
Sacred Heart University
Series 2011G
07/01/20	5.000%	1,190,000	1,242,181
Trinity College
Series 1998F (NPFGC)
07/01/21	5.500%	500,000	586,260
Series 2004H (NPFGC)
07/01/25	5.000%	540,000	551,405
Yale University
Series 1997T-1
07/01/29	4.700%	4,800,000	5,053,056
University of Connecticut
Refunding Revenue Bonds
Series 2004A (NPFGC)
01/15/13	5.000%	2,000,000	2,134,960
Revenue Bonds
Series 2009A
02/15/23	5.000%	2,000,000	2,247,280
Total			21,464,848

ELECTRIC 5.6%
Connecticut Municipal Electric Energy Cooperative
Revenue Bonds
Series 2006A (AMBAC)
01/01/22	5.000%	2,000,000	2,167,500
Series 2009A (AGM)
01/01/17	5.000%	1,525,000	1,774,292
Connecticut State Development Authority
Refunding Revenue Bonds Connecticut Light and Power Series 1993A
09/01/28	5.850%	6,360,000	6,409,799
Puerto Rico Electric Power Authority (a)
Refunding Revenue Bonds
Series 2010ZZ
07/01/24	5.250%	1,290,000	1,329,783
Revenue Bonds
Series 2003NN (NPFGC)
07/01/19	5.250%	285,000	312,830
Total			11,994,204

HEALTH CARE - HOSPITAL 5.4%
Connecticut State Health & Educational Facility Authority
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - HOSPITAL (CONTINUED)
Health System Catholic East
Series 2010
11/15/29	4.750%	$3,420,000	$3,424,856
Hospital for Special Care
Series 2007C (RAD)
07/01/20	5.250%	1,235,000	1,285,240
07/01/27	5.250%	750,000	724,845
Middlesex Hospital
Series 2006M (FSA)
07/01/27	4.875%	500,000	513,125
William W Backus Hospital
Series 2005G (AGM)
07/01/24	5.000%	2,060,000	2,150,764
Connecticut State Health & Educational Facility Authority (b)
Revenue Bonds
Middlesex Hospital
Series 2011N
07/01/20	5.000%	1,365,000	1,473,982
07/01/21	5.000%	1,000,000	1,071,050
Connecticut State Health & Educational Facility Authority (c)
Revenue Bonds
Ascension Health Credit
Series 1999B
11/15/29	3.500%	790,000	802,213
Total			11,446,075

HEALTH CARE - LIFE CARE CENTER 0.7%
Connecticut State Development Authority
Revenue Bonds
The Elm Park Baptist, Inc. Project
Series 2003
12/01/23	5.750%	1,500,000	1,524,930

HEALTH CARE - NURSING HOME 0.7%
Connecticut State Development Authority
Revenue Bonds
Alzheimer’s Resource Center Project
Series 2007
08/15/21	5.400%	500,000	487,815
Alzheimers Residence Center, Inc. Project
Series 2007
08/15/17	5.200%	970,000	975,471
Total			1,463,286

HEALTH CARE - OTHER 0.1%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Village Families & Children
Series 2002A (AMBAC)
07/01/23	5.000%	260,000	258,835

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOUSING - MULTI-FAMILY 0.7%
Puerto Rico Housing Finance Authority
Subordinated Revenue Bonds
Capital Fund Modernization
Series 2008 (a)
12/01/13	5.000%	$1,300,000	$1,389,206

HOUSING - SINGLE FAMILY 7.3%
Connecticut Housing Finance Authority
Revenue Bonds
Housing Mortgage Finance Program
Series 2003C-1
11/15/23	4.850%	4,000,000	4,095,640
Series 2003D
11/15/15	4.400%	2,000,000	2,032,040
Mortgage Finance
Subordinated Series 2005D-1
05/15/17	4.100%	2,200,000	2,297,240
Subordinated Series 2008B-1
11/15/23	4.750%	3,000,000	3,116,760
Subordinated Series 2009B-1
11/15/24	4.550%	4,000,000	4,114,520
Total			15,656,200

INDUSTRIAL-POLLUTION - PCR 0.2%

Connecticut State Development Authority
Revenue Bonds
United Illuminating Company Project
Series 2009 (c)
06/01/26	5.750%	500,000	509,935

LEASE 3.7%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/22	5.000%	1,035,000	1,077,694
06/01/23	5.000%	1,085,000	1,121,640
Connecticut State Health & Educational Facility Authority
Refunding Revenue Bonds
Connecticut State University System
Series 2007I (AGM)
11/01/17	5.250%	1,000,000	1,193,940
Puerto Rico Public Finance Corp.
Revenue Bonds
Commonwealth Appropriations
Series 2004A (a)(c)
08/01/27	5.750%	700,000	712,236
State of Connecticut
Certificate of Participation
Juvenile Training School
Series 2001
12/15/14	5.250%	1,565,000	1,607,834

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LEASE (CONTINUED)

University of Connecticut
Revenue Bonds
Series 2007A
04/01/24	4.000%	$2,100,000	$2,154,600
Total			7,867,944

MISCELLANEOUS 2.7%
State of Connecticut
Prerefunded 10/01/13 Revenue Bonds
Revolving Fund
Series 2003A
10/01/19	5.000%	4,290,000	4,651,947
Refunding Revenue Bonds
Revolving Fund
Series 2009C
10/01/18	5.000%	1,000,000	1,193,590
Total			5,845,537

RESOURCE RECOVERY 0.8%
New Haven Solid Waste Authority
Revenue Bonds
Series 2008
06/01/23	5.125%	1,520,000	1,640,886

SALES OR USE TAX 10.3%
County of Hamilton
Revenue Bonds
Capital Appreciation
Subordinated Series 2000B (AMBAC) (d)
12/01/28	0.000%	3,000,000	1,157,250
Puerto Rico Highway & Transportation Authority
Refunding Revenue Bonds
Series 2005BB (AGM) (a)
07/01/22	5.250%	2,500,000	2,665,850
State of Connecticut
Refunding Revenue Bonds
Transportation Infrastructure
Series 1992B
09/01/12	6.125%	145,000	149,060
Series 1998A (NPFGC/FGIC)
10/01/12	5.500%	3,250,000	3,442,042
Refunding Special Tax Bonds
2nd Lien Transportation Infrastructure
Series 2009-1
02/01/17	4.250%	3,000,000	3,399,780
02/01/19	5.000%	3,450,000	4,051,335
Revenue Bonds
Transportation Infrastructure
Series 2009A
12/01/19	4.500%	3,765,000	4,305,052
Special Tax Bonds
Transportation Infrastructure
Series 2003B (NPFGC/FGIC)
01/01/23	5.000%	800,000	854,104

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SALES OR USE TAX (CONTINUED)
Virgin Islands Public Finance Authority
Revenue Bonds
Senior Lien-Matching Fund Loan Note
Series 2010A (a)
10/01/25	5.000%	$2,020,000	$2,022,808
Total			22,047,281

SCHOOL 2.7%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/26	5.250%	2,770,000	3,167,911
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/27	5.250%	1,670,000	1,946,318
Miss Porters School Issue
Series 2006B (AMBAC)
07/01/29	4.500%	600,000	600,240
Total			5,714,469

SPECIAL DISTRICT - ASSESSMENT 1.5%
Harbor Point Infrastructure Improvement District
Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/22	7.000%	3,000,000	3,263,610

SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS 18.3%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2002A
08/15/14	5.375%	1,600,000	1,666,464
City of Danbury
Unlimited General Obligation Bonds
Series 1995
02/01/13	5.625%	200,000	215,354
Unlimited General Obligation Refunding Bonds
Series 2004 (NPFGC/FGIC)
08/01/16	4.750%	1,270,000	1,413,269
City of Hartford
Unlimited General Obligation Bonds
Series 2006 (AMBAC)
07/15/22	5.000%	600,000	638,880
Unlimited General Obligation Refunding Bonds
Series 2005C (NPFGC)
09/01/19	5.000%	2,085,000	2,394,247
City of New Britain
Unlimited General Obligation Bonds
Series 2006 (AMBAC)
04/15/17	5.000%	1,165,000	1,354,755
City of New Haven
Unlimited General Obligation Refunding Bonds
Series 2008 (AGM)
11/01/18	5.000%	4,260,000	4,935,253

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS (CONTINUED)
Unrefunded Unlimited General Obligation Bonds
Series 2003A (NPFGC/FGIC)
11/01/16	5.250%	$1,830,000	$2,011,609
City of New London
Unlimited General Obligation Refunding Bonds
Series 2003C (AMBAC)
02/01/17	5.000%	1,290,000	1,366,432
City of Stamford
Unlimited General Obligation Refunding Bonds
Series 2003B
08/15/17	5.250%	1,125,000	1,365,289
Regional School District No. 15
Limited General Obligation Refunding Bonds
Series 2003 (NPFGC/FGIC)
02/01/15	5.000%	1,105,000	1,250,595
02/01/16	5.000%	1,025,000	1,183,147
Town of East Haven
Unlimited General Obligation Refunding Bonds
Series 2003 (NPFGC)
09/01/15	5.000%	640,000	715,629
Town of Fairfield
Unlimited General Obligation Refunding Bonds
Series 2008
01/01/20	5.000%	1,000,000	1,195,500
01/01/22	5.000%	500,000	598,825
Town of New Milford
Unlimited General Obligation Bonds
Series 2004 (AMBAC)
01/15/16	5.000%	1,025,000	1,197,877
Town of Newtown
Unlimited General Obligation Refunding Bonds
Series 2010
07/01/20	4.500%	1,500,000	1,726,260
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/24	4.750%	1,150,000	1,335,104
07/15/25	4.750%	1,150,000	1,329,043
Town of Ridgefield
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/20	5.000%	2,130,000	2,568,886
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/20	4.000%	575,000	626,491
09/15/21	4.000%	600,000	645,036
Town of Watertown
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
08/01/17	5.000%	1,060,000	1,258,973
Series 2009B
07/01/17	5.000%	2,000,000	2,374,660

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS (CONTINUED)
Town of Weston
Unlimited General Obligation Bonds Series 2004
07/15/15	5.250%	$1,300,000	$1,522,053
Town of Westport
Unlimited General Obligation Refunding Bonds
Series 2003
08/15/18	5.000%	1,200,000	1,297,860
Town of Windham
Unlimited General Obligation Refunding Bonds
Series 2004 (NPFGC)
06/15/15	5.000%	785,000	906,887
Total			39,094,378

STATE 11.7%
Connecticut Housing Finance Authority
Revenue Bonds
State Supported Special Obligation
Series 2009-10
06/15/18	5.000%	1,755,000	2,066,776
06/15/19	5.000%	1,840,000	2,153,113
State of Connecticut
Unlimited General Obligation Bonds
Economic Recovery
Series 2009A
01/01/16	5.000%	2,000,000	2,320,740
Series 2001 (AGM)
12/15/14	5.500%	1,500,000	1,734,255
Series 2003E
08/15/21	5.000%	1,000,000	1,067,920
Series 2005D (NPFGC/FGIC)
11/15/23	5.000%	4,000,000	4,377,080
Series 2008B
04/15/22	5.000%	5,415,000	6,079,150
Unlimited General Obligation Refunding Bonds
Series 2005B (AMBAC)
06/01/20	5.250%	600,000	722,502
Series 2006E
12/15/20	5.000%	3,000,000	3,396,450
Unrefunded Unlimited General Obligation Bonds
Series 1993E
03/15/12	6.000%	975,000	1,010,158
Total			24,928,144

TOLL ROAD 1.0%
Puerto Rico Highway & Transportation Authority
Revenue Bonds
Series 2002E (AGM) (a)
07/01/17	5.500%	1,870,000	2,086,415

WATER & SEWER 2.4%
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/22	5.250%	1,370,000	1,608,366

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WATER & SEWER (CONTINUED)
08/01/23	5.250%	$500,000	$583,725
South Central Connecticut Regional Water Authority (c)
Revenue Bonds
18th Series 2003B (NPFGC)
08/01/29	5.250%	750,000	797,160
State of Connecticut
Refunding Revenue Bonds
Revolving Fund
Series 2003B
10/01/12	5.000%	1,000,000	1,055,930
10/01/15	5.000%	1,000,000	1,167,060
Total			5,212,241
Total Municipal Bonds (Cost: $195,471,233)			$205,130,292

	Shares	Value

Money Market Fund 3.1%
Dreyfus Connecticut Municipal Money Market Fund, Inc., 0.000% (e)	2,602,022	$2,602,022
JPMorgan Tax-Free Money Market Fund, 0.010% (e)	3,929,974	3,929,974

Total Money Market Fund (Cost: $6,531,996)		$6,531,996

Total Investments
(Cost: $202,003,229) (f)		$211,662,288(g)
Other Assets & Liabilities, Net		1,610,919

Total Net Assets		$213,273,207

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 4.93% of net assets at July 31, 2011.

(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2011 was $2,545,032, representing 1.19% of net assets. Information concerning such security holdings at July 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Middlesex Hospital
Series 2011N
5.000% 07/01/20	07-21-11	$ 1,472,879
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Middlesex Hospital
Series 2011N
5.000% 07/01/21	07-21-11	1,071,869

(c)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2011.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at July 31, 2011.
(f)

At July 31, 2011, the cost of securities for federal income tax purposes was approximately $202,003,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,887,000
Unrealized Depreciation	(228,000)
Net Unrealized Appreciation	$9,659,000

(g)

Securities are valued using policies described below:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
NPFGC	National Public Finance Guarantee Corporation
RAD	Radian Asset Assurance, Inc.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Municipal Bonds	$-	$205,130,292	$-	$205,130,292
Total Bonds	-	205,130,292	-	205,130,292

Other
Unaffiliated Money Market Fund(c)	6,531,996	-	-	6,531,996
Total Other	6,531,996	-	-	6,531,996

Total	$6,531,996	$205,130,292	$-	$211,662,288

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2011.

Portfolio of Investments

Columbia Connecticut Tax-Exempt Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.0%
ADVANCED REFUNDED 2.1%
City of New Haven
Unlimited General Obligation Bonds
Series 2002C Escrowed to Maturity (NPFGC)
11/01/20	5.000%	$10,000	$10,644
Puerto Rico Public Finance Corp. (a)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	450,000	547,178
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	1,050,000	1,276,747
Total			1,834,569
CITY 4.9%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2004C (NPFGC)
08/15/19	5.500%	1,500,000	1,733,640
City of New Haven
Unrefunded Unlimited General Obligation Bonds
Series 2002B (NPFGC/FGIC)
11/01/16	5.000%	1,000,000	1,059,060
Town of Bloomfield
Unlimited General Obligation Bonds
Series 2010A
10/15/24	5.000%	1,250,000	1,408,863
Total			4,201,563
COLLEGE 12.5%
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Connecticut College
Series 2011H-1
07/01/41	5.000%	1,000,000	1,009,310
Connecticut College Issue
Series 2002E (NPFGC)
07/01/22	5.250%	400,000	414,952
Fairfield University
Series 2008N
07/01/27	4.750%	1,000,000	1,017,070
Series 2010O
07/01/40	5.000%	1,000,000	1,002,100
Quinnipiac University
Series 2007I (NPFGC)
07/01/28	4.375%	1,015,000	992,985
Sacred Heart University
Series 2011G
07/01/31	5.375%	500,000	496,655
Trinity College
Series 1998F (NPFGC)
07/01/21	5.500%	2,000,000	2,345,040
Series 2007J (NPFGC)
07/01/37	4.500%	1,500,000	1,450,890
Yale University

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLLEGE (CONTINUED)
Series 2003X-1
07/01/42	5.000%	$2,000,000	$2,025,500
Total			10,754,502
ELECTRIC 3.7%
Puerto Rico Electric Power Authority (a)
Refunding Revenue Bonds
Series 2002KK (NPFGC)
07/01/15	5.500%	500,000	557,185
Revenue Bonds
Series 2003NN (NPFGC)
07/01/19	5.250%	1,500,000	1,646,475
Series 2010XX
07/01/40	5.250%	1,000,000	968,180
Total			3,171,840
HEALTH CARE - HOSPITAL 9.7%
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Ascension Health Senior Center
Series 2010
11/15/40	5.000%	2,500,000	2,523,475
Danbury Hospital
Series 2006H (AMBAC)
07/01/33	4.500%	2,000,000	1,583,200
Middlesex Hospital
Series 2006L (AGM)
07/01/36	4.250%	1,000,000	863,340
Series 2011N
07/01/26	5.000%	400,000	406,240
Western Connecticut Health
Series 2011M
07/01/41	5.375%	1,500,000	1,502,790
Yale-New Haven Hospital
Series 2010M
07/01/40	5.500%	1,000,000	1,026,900
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Middlesex Hospital
Series 2011N
07/01/24	5.000%	425,000	438,404
Total			8,344,349
HEALTH CARE - NURSING HOME 3.5%
Connecticut State Development Authority
Revenue Bonds
Alzheimer’s Resource Center Project
Series 2007
08/15/21	5.400%	500,000	487,815
08/15/27	5.500%	2,375,000	2,251,310
Town of Hamden
Revenue Bonds
Whitney Center Project
Series 2009A
01/01/30	7.625%	225,000	234,396
Total			2,973,521

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - OTHER 0.3%
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Village for Families & Children, Inc.
Series 2002A (AMBAC)
07/01/23	5.000%	$255,000	$253,858
HOUSING - MULTI-FAMILY 2.0%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/30	5.600%	1,000,000	1,036,640
Greenwich Housing Authority
Revenue Bonds
Greenwich Close Apartments
Series 1997A
09/01/27	6.350%	750,000	716,108
Total			1,752,748
HOUSING - SINGLE FAMILY 2.1%
Connecticut Housing Finance Authority
Revenue Bonds
Housing Mortgage Finance Program
Series 2003C-1
11/15/23	4.850%	1,000,000	1,023,910
Connecticut Housing Finance Authority (b)
Revenue Bonds
Housing Mortgage Finance Program
Subordinated Series 2006A-1 AMT
11/15/36	4.875%	760,000	729,228
Total			1,753,138
LEASE 9.0%
Connecticut State Health & Educational Facilities Authority (c)
Revenue Bonds
State Supported Child Care
Series 2011
07/01/28	5.000%	1,030,000	1,057,532
07/01/29	5.000%	860,000	877,501
State of Connecticut
Certificate of Participation
Juvenile Training School
Series 2001
12/15/25	4.750%	2,500,000	2,528,125
University of Connecticut
Revenue Bonds
Series 2009A
02/15/28	5.000%	500,000	540,050
Series 2010A
02/15/27	5.000%	1,500,000	1,644,015
02/15/29	5.000%	1,000,000	1,081,530
Total			7,728,753

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISCELLANEOUS 0.6%
City of New Haven Refunding Revenue Bonds Series 2002 (AMBAC)
12/01/15	5.375%	$500,000	$534,255
RESOURCE RECOVERY 3.9%
Connecticut Resources Recovery Authority Refunding Revenue Bonds American Re-Fuel Co. Series 2001A-II AMT (b)
11/15/15	5.500%	1,500,000	1,501,800
New Haven Solid Waste Authority Revenue Bonds Series 2008
06/01/28	5.375%	1,750,000	1,859,270
Total			3,361,070
SALES OR USE TAX 7.4%
Puerto Rico Highway & Transportation Authority (a)
Refunding Revenue Bonds
Series 2003AA-2
07/01/35	5.300%	3,000,000	2,932,260
Series 2005L (AMBAC)
07/01/38	5.250%	1,000,000	928,030
Puerto Rico Sales Tax Financing Corp. (a)
1st Subordinated Revenue Bonds
Series 2010C
08/01/41	5.250%	1,000,000	979,290
Revenue Bonds
1st Subordinated
Series 2009A
08/01/37	5.750%	1,500,000	1,537,665
Total			6,377,245
SCHOOL 6.2%
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Brunswick School
Series 2003B (NPFGC)
07/01/33	5.000%	670,000	672,526
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/25	5.250%	2,035,000	2,379,362
07/01/26	5.250%	1,045,000	1,221,553
Miss Porters School
Series 2006B (AMBAC)
07/01/36	5.000%	1,075,000	1,074,957
Total			5,348,398
SPECIAL DISTRICT - ASSESSMENT 1.0%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	750,000	813,975

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL DISTRICT - ASSESSMENT (CONTINUED)
SPECIAL DISTRICT - SPECIAL TAX 5.3%
State of Connecticut Refunding Special Tax Bonds Transportation Infrastructure Series 2004B (AMBAC)
07/01/18	5.250%	$2,000,000	$2,397,460
Territory of Guam Revenue Bonds Section 30 Series 2009A
12/01/34	5.750%	2,150,000	2,158,277
Total			4,555,737
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS 13.4%
City of New Britain
Unlimited General Obligation Bonds
Series 1993A (NPFGC)
10/01/12	6.000%	1,000,000	1,034,300
Series 2006 (AMBAC)
04/15/21	5.000%	1,160,000	1,345,553
City of Stamford Unlimited General Obligation Refunding Bonds Series 2003B
08/15/16	5.250%	1,000,000	1,199,450
Town of Cheshire Unlimited General Obligation Refunding Bonds Series 2001B
08/01/14	5.000%	1,720,000	1,942,224
Town of East Hartford Unlimited General Obligation Refunding Bonds Series 2003 (NPFGC/FGIC)
05/01/15	5.250%	1,000,000	1,148,550
Town of Granby Unlimited General Obligation Bonds Series 2006
02/15/26	5.000%	540,000	660,091
Town of North Haven Unlimited General Obligation Bonds Series 2007
07/15/26	4.750%	1,150,000	1,329,400
Town of Ridgefield Unlimited General Obligation Refunding Bonds Series 2009
09/15/21	5.000%	1,000,000	1,211,270
Town of Suffield Unlimited General Obligation Refunding Bonds Series 2005
06/15/20	5.000%	1,400,000	1,669,822
Total			11,540,660

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE 3.0%
Connecticut Housing Finance Authority Revenue Bonds State Supported Special Obligation Series 2009-10
06/15/28	5.000%	$750,000	$798,135
State of Connecticut Unlimited General Obligation Bonds Series 2001C (AGM)
12/15/15	5.500%	1,500,000	1,784,505
Total			2,582,640
WATER & SEWER 7.4%
Greater New Haven Water Pollution Control Authority Revenue Bonds Series 2008A (AGM)
11/15/28	4.750%	600,000	616,338
Puerto Rico Infrastructure Financing Authority Revenue Bonds Capital Appreciation Series 2005A (AMBAC) (a)(d)
07/01/35	0.000%	2,000,000	368,600
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/23	5.250%	1,000,000	1,167,450
2oth Series 2007A (NPFGC)
08/01/24	5.250%	1,000,000	1,163,930
Revenue Bonds
20th Series 2005 (NPFGC)
08/01/30	5.000%	1,870,000	1,923,239
State of Connecticut Revenue Bonds Revolving Fund Series 2009A
06/01/26	5.000%	1,000,000	1,109,240
Total			6,348,797
Total Municipal Bonds (Cost: $81,963,491)			$84,231,618

		Shares	Value

Money Market Fund 0.7%
Dreyfus Connecticut Municipal Money Market Fund, Inc., 0.000% (e)		603,157	$603,157
Total Money Market Fund (Cost: $603,157)			$603,157

Issue Description	Effective yield	Amount payable at maturity	Value

Floating Rate Notes 0.6%
SCHOOL 0.6%
Connecticut State Health & Educational Facilities Authority Revenue Bonds Yale University VRDN Series 2001-V1 (f)
07/01/36	0.030%	$500,000	$500,000

Issue Description	Effective yield	Amount payable at maturity	Value

Floating Rate Notes (continued)
SCHOOL (CONTINUED)
Total Floating Rate Notes (Cost: $500,000)			$500,000
Total Investments
(Cost: $83,066,648) (g)			$85,334,775(i)
Other Assets & Liabilities, Net			576,285
Total Net Assets			$85,911,060

Notes to Portfolio of Investments
(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 13.67% of net assets at July 31, 2011.

(b)	At July 31, 2011, the value of securities subject to alternative minimum tax represented 2.60% of net assets.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at July 31, 2011.
(f)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2011.
(g)

At July 31, 2011, the cost of securities for federal income tax purposes was approximately $83,067,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$3,618,000
	Unrealized Depreciation	(1,350,000)
	Net Unrealized Appreciation	$2,268,000

(h)

Securities are valued using policies described below:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation

AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs	(b)	Level 3 significant unobservable inputs	Total
Bonds
Municipal Bonds	$-	$84,231,618		$-	$84,231,618
Total Bonds	-	84,231,618		-	84,231,618
Other
Unaffiliated Money Market Fund(c)	603,157	-		-	603,157
Total Other	603,157	-		-	603,157
Short-Term Securities
Floating Rate Notes	-	500,000		-	500,000
Total Short-Term Securities	-	500,000		-	500,000
Total	$603,157	$84,731,618		$-	$85,334,775

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2011.

Portfolio of Investments

Columbia Intermediate Municipal Bond Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.1%
ALABAMA 0.5%
Alabama Public School & College Authority Refunding Revenue Bonds Series 2009A
05/01/19	5.000%	$10,000,000	$11,765,300
ALASKA 0.3%
City of Valdez Refunding Revenue Bonds BP Pipelines Project Series 2003B
01/01/21	5.000%	7,000,000	7,665,700
ARIZONA 1.8%
Arizona School Facilities Board Certificate of Participation Series 2008
09/01/15	5.500%	7,500,000	8,414,850
City of Tucson Unlimited General Obligation Refunding Bonds Series 1998
07/01/18	5.500%	4,760,000	5,682,440
Maricopa County High School District No. 210-Phoenix Unlimited General Obligation Refunding Bonds Series 2003 (NPFGC)
07/01/15	5.000%	6,300,000	7,204,050
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2007A
07/01/18	5.000%	3,500,000	3,791,165
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Arizona Public Service Co. Series 2009D
05/01/29	6.000%	10,000,000	10,883,200
Queen Creek Improvement District No. 1
Special Assessment Bonds
Series 2006
01/01/14	5.000%	500,000	505,795
01/01/18	5.000%	500,000	502,985
Salt River Project Agricultural Improvement & Power District Revenue Bonds Series 2009A
01/01/22	5.000%	1,000,000	1,132,170
State of Arizona Certificate of Participation Department of Administration Series 2010A (AGM)
10/01/18	5.000%	5,000,000	5,678,100
Total			43,794,755

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ARKANSAS 0.2%
County of Independence Refunding Revenue Bonds Entergy Mississippi, Inc. Project Series 1999 (AMBAC)
07/01/22	4.900%	$4,600,000	$4,694,898
CALIFORNIA 11.0%
California Health Facilities Financing Authority
Revenue Bonds
Catholic Healthcare West
Series 2009F
07/01/27	5.000%	3,000,000	3,276,540
St. Joseph Health System
Series 2009B
07/01/18	5.000%	10,445,000	11,648,473
California Housing Finance Agency (a)
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) AMT
08/01/30	5.750%	245,000	247,742
Series 2006K AMT
02/01/42	5.500%	250,000	253,870
Series 2007D (FGIC) AMT
08/01/17	4.350%	500,000	487,110
California Municipal Finance Authority Revenue Bonds Biola University Series 2008
10/01/23	5.625%	3,000,000	3,059,010
California State Department of Veterans Affairs Revenue Bonds Series 2006A
12/01/23	4.500%	5,000,000	5,010,350
California State Department of Water Resources
Revenue Bonds
Power Supply
Series 2008H
05/01/21	5.000%	5,000,000	5,632,250
05/01/22	5.000%	500,000	558,350
California State Public Works Board
Refunding Revenue Bonds
Department of Corrections and Rehab
Series 2006F (NPFGC/FGIC)
11/01/18	5.250%	4,000,000	4,492,000
Revenue Bonds
Department of Corrections
Series 2003C
06/01/18	5.500%	1,500,000	1,591,605
Department of Mental Health Coaling
Series 2004A-A
06/01/19	5.500%	2,000,000	2,163,080

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
California State University Revenue Bonds Systemwide Series 2008A (AGM)
11/01/22	5.000%	$5,000,000	$5,395,050
California Statewide Communities Development Authority Revenue Bonds Proposition 1A Receivables Program Series 2009
06/15/13	5.000%	12,500,000	13,473,000
City of Fresno Revenue Bonds Series 1993A-1 (AMBAC)
09/01/19	5.250%	5,000,000	5,635,100
City of San Jose Revenue Bonds Series 2007A (AMBAC) AMT (a)
03/01/16	5.000%	375,000	409,984
City of Vernon Revenue Bonds Series 2009A
08/01/21	5.125%	1,000,000	1,029,830
County of Sacramento Revenue Bonds Series 2009B
07/01/24	5.000%	1,000,000	1,052,500
County of San Bernardino Refunding Certificate of Participation Justice Center/Airport Improvements Series 2002A (NPFGC)
07/01/15	5.000%	1,000,000	1,051,500
Los Angeles County Metropolitan Transportation Authority
Refunding Revenue Bonds
Proposition A 1st Tier
Senior Series 2003A (AGM)
07/01/17	5.000%	6,280,000	6,758,285
07/01/18	5.000%	7,700,000	8,254,323
Los Angeles Unified School District Unlimited General Obligation Bonds Election of 2005 Series 2007E (AGM)
07/01/20	5.000%	6,230,000	6,928,134
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC) (b)
08/01/24	0.000%	5,000,000	2,227,950
Monrovia Unified School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
08/01/21	5.250%	5,600,000	6,374,592

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Oakland Unified School District Unlimited General Obligation Bonds Election of 2006 Series 2009A
08/01/29	6.125%	$14,500,000	$15,349,700
Orange County Public Financing Authority Refunding Revenue Bonds Series 2005 (NPFGC)
07/01/16	5.000%	10,000,000	11,498,200
Pico Rivera Water Authority Revenue Bonds Water System Project Series 1999A (NPFGC)
05/01/29	5.500%	3,000,000	3,027,630
Sacramento Municipal Utility District Refunding Revenue Bonds Series 2005 (AMBAC)
07/01/14	5.250%	6,680,000	7,218,942
San Francisco City & County Airports Commission Revenue Bonds Series 2010A
05/01/29	4.900%	5,000,000	5,065,350
San Joaquin Hills Transportation Corridor Agency (b)
Refunding Revenue Bonds
Capital Appreciation
Series 1997A (NPFGC)
01/15/12	0.000%	7,600,000	7,428,696
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/25	0.000%	22,405,000	13,464,733
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation Election of 2005 Series 2006A (NPFGC) (b)
09/01/20	0.000%	9,310,000	6,326,052
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/22	5.250%	2,500,000	2,553,100
Windy Point/Flats Project 1
Series 2010
07/01/28	5.000%	10,000,000	10,682,000
Windy Point/Windy Flats Project
Series 2010-1
07/01/30	5.000%	15,875,000	16,702,722
State of California
Unlimited General Obligation Bonds
Series 2002 (AMBAC)
02/01/18	6.000%	5,000,000	6,095,700
Series 2004
02/01/20	5.000%	750,000	806,722
Series 2004A (NPFGC)
07/01/15	5.000%	5,000,000	5,550,050

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Various Purpose
Series 2003
11/01/18	5.250%	$1,000,000	$1,082,050
Series 2009
04/01/22	5.250%	1,000,000	1,110,630
10/01/22	5.250%	25,000,000	27,855,500
Series 2010
03/01/25	5.000%	1,000,000	1,063,080
Unlimited General Obligation Refunding Bonds
Series 2005
03/01/17	5.000%	10,000,000	11,331,500
Series 2009A
07/01/20	5.000%	12,500,000	14,427,125
07/01/21	5.250%	1,000,000	1,155,670
West Contra Costa Unified School District Unlimited General Obligation Bonds Series 2005 (NPFGC/FGIC) (b)
08/01/20	0.000%	7,285,000	4,606,087
Total			271,411,867
COLORADO 1.9%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007
12/01/17	4.800%	495,000	423,512
Colorado Department of Transportation
Refunding Revenue Bonds
Transportation
RAN Series 2002B (NPFGC)
06/15/14	5.500%	3,000,000	3,410,070
06/15/15	5.500%	1,000,000	1,173,060
Colorado Health Facilities Authority
Revenue Bonds
Catholic Health Initiatives
Series 2008D-3
10/01/38	5.500%	5,000,000	5,850,700
Covenant Retirement Communities, Inc.
Series 2005
12/01/18	5.000%	1,000,000	1,019,130
Evangelical Lutheran
Series 2005
06/01/23	5.250%	500,000	507,960
County of Adams Refunding Revenue Bonds Public Service Co. of Colorado Project Series 2005A (NPFGC)
09/01/17	4.375%	11,550,000	11,906,317
E-470 Public Highway Authority (b)
Revenue Bonds
Capital Appreciation
Senior Series 1997B (NPFGC)
09/01/12	0.000%	5,525,000	5,319,194
Senior Series 2000B (NPFGC)
09/01/18	0.000%	1,500,000	1,036,185
North Range Metropolitan District No. 1

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
Limited General Obligation Refunding Bonds
Series 2007 (ACA)
12/15/15	5.000%	$365,000	$347,199
12/15/17	5.000%	350,000	321,373
North Range Metropolitan District No. 2 Limited Tax General Obligation Bonds Series 2007
12/15/14	5.500%	555,000	549,750
Northwest Parkway Public Highway Authority Prerefunded 06/15/16 Revenue Bonds Capital Appreciation Series 2001C (AMBAC)
06/15/21	0.000%	4,000,000	4,779,360
Regional Transportation District Certificate of Participation Series 2010A
06/01/25	5.000%	10,000,000	10,375,500
Total			47,019,310
CONNECTICUT 0.4%
Connecticut State Health & Educational Facility Authority Revenue Bonds Trinity College Series 1998F (NPFGC)
07/01/21	5.500%	1,000,000	1,172,520
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/22	7.000%	7,430,000	8,082,874
Total			9,255,394
DISTRICT OF COLUMBIA 1.1%
District of Columbia Water & Sewer Authority Revenue Bonds Series 2009A
10/01/24	5.000%	1,000,000	1,091,060
Metropolitan Washington Airports Authority
Revenue Bonds
Series 2009C
10/01/25	5.250%	8,920,000	9,626,107
Metropolitan Washington Airports Authority (a)
Refunding Revenue Bonds
Series 2007A (AMBAC) AMT
10/01/22	4.750%	750,000	773,003
Metropolitan Washington Airports Authority (b)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/24	0.000%	20,980,000	10,240,128
10/01/25	0.000%	7,500,000	3,426,300

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
DISTRICT OF COLUMBIA (CONTINUED)
10/01/26	0.000%	$5,000,000	$2,100,050
Total			27,256,648
FLORIDA 9.4%
Capital Trust Agency Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (c)
07/15/32	7.000%	1,910,000	764,917
City of Cocoa Refunding Revenue Bonds Series 2003 (AMBAC)
10/01/19	5.500%	1,000,000	1,184,170
City of Gulf Breeze Revenue Bonds Local Government Loan Program Series 1985C (FGIC)
12/01/15	5.000%	1,000,000	1,002,080
City of Hollywood Improvement Refunding Revenue Bonds Series 2003 (AGM)
10/01/17	5.000%	1,070,000	1,133,697
City of Jacksonville
Improvement Refunding Revenue Bonds
Local Government
Series 2002 (NPFGC/FGIC)
10/01/18	5.375%	1,000,000	1,044,020
Series 2002 (NPFGC/FGIC)
10/01/18	5.375%	3,450,000	3,597,349
10/01/19	5.375%	3,720,000	3,882,564
Revenue Bonds
Better Jacksonville
Series 2003 (NPFGC)
10/01/19	5.250%	1,080,000	1,153,073
City of Lakeland Refunding Revenue Bonds 1st Mortgage-Carpenters Accident Investor Series 2008 (d)
01/01/19	5.875%	1,875,000	1,929,938
City of Tallahassee
Refunding Revenue Bonds
Series 2001 (NPFGC/FGIC)
10/01/14	5.500%	1,330,000	1,514,830
10/01/17	5.500%	1,900,000	2,279,753
10/01/18	5.500%	1,000,000	1,204,050
City of Tampa
Revenue Bonds
Health System Catholic Health East
Series 1998A (NPFGC)
11/15/13	5.500%	6,080,000	6,624,646
11/15/14	5.500%	6,000,000	6,680,940

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
County of Bay Refunding Revenue Bonds International Paper Co. Project Series 1998A
09/01/12	5.100%	$2,375,000	$2,452,544
County of Brevard Prerefunded 03/01/12 Revenue Bonds Series 2002 (NPFGC/FGIC)
03/01/14	5.250%	2,000,000	2,058,080
County of Broward Refunding Revenue Bonds Civic Arena Project Series 2006A (AMBAC)
09/01/18	5.000%	2,500,000	2,654,175
County of Escambia Refunding Revenue Bonds Series 2003A
04/01/15	4.700%	500,000	524,250
County of Miami-Dade
Refunding Revenue Bonds
System
Series 2008B (AGM)
10/01/21	5.250%	20,000,000	23,321,400
Revenue Bonds
Miami International Airport
Series 2010A
10/01/25	5.500%	6,000,000	6,446,460
Series 2004 (NPFGC)
04/01/24	5.000%	2,445,000	2,510,355
Series 2006 (XLCA)
07/01/19	5.000%	5,040,000	5,475,103
County of Osceola
Improvement Refunding Revenue Bonds
Osceola Parkway Project
Series 2004 (NPFGC)
04/01/18	5.000%	1,000,000	1,057,890
Revenue Bonds
Series 2002A (NPFGC/FGIC)
10/01/14	5.500%	1,555,000	1,627,028
County of Palm Beach Refunding Revenue Bonds Series 2004
08/01/17	5.000%	1,000,000	1,103,260
Flagler County School District Certificate of Participation Series 2005A (AGM)
08/01/18	5.000%	2,320,000	2,487,202
Florida Governmental Utility Authority Revenue Bonds Lehigh Utility System Series 2003 (AMBAC)
10/01/17	5.000%	1,180,000	1,237,737

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds Series 2008A
07/01/14	5.000%	$15,000,000	$16,362,450
Florida Municipal Loan Council Revenue Bonds Series 2005A (NPFGC)
02/01/19	5.000%	1,015,000	1,051,885
Florida Municipal Power Agency Refunding Revenue Bonds Stanton II Project Series 2002 (AMBAC)
10/01/21	5.500%	1,850,000	1,924,315
Florida State Department of General Services Refunding Revenue Bonds Florida Facilities Pool Series 2005A (AMBAC)
09/01/21	5.000%	3,000,000	3,296,610
Highlands County Health Facilities Authority
Refunding Revenue Bonds
Hospital-Adventist Health
Series 2005A
11/15/20	5.000%	1,000,000	1,062,560
11/15/22	5.000%	1,000,000	1,045,180
Hillsborough County Industrial Development Authority
Refunding Revenue Bonds
Tampa General Hospital Project
Series 2003A
10/01/18	5.000%	1,000,000	1,031,000
Revenue Bonds
H. Lee Moffitt Cancer Project
Series 2002B (AMBAC)
09/01/15	5.500%	2,335,000	2,413,900
Tampa Electric
Series 2007B
09/01/25	5.150%	2,000,000	2,163,600
Hillsborough County School Board Certificate of Participation Master Lease Program Series 1998A (NPFGC)
07/01/14	5.500%	2,000,000	2,219,360
JEA Refunding Revenue Bonds Issue 2 Series 2005-21 (NPFGC)
10/01/19	5.000%	1,000,000	1,109,990
Kissimmee Utility Authority Improvement Refunding Revenue Bonds Series 2003 (AGM)
10/01/15	5.250%	2,235,000	2,414,917
Lake County School Board Certificate of Participation Series 2006C (AMBAC)
06/01/18	5.250%	1,500,000	1,668,570

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Lee County Industrial Development Authority Refunding Revenue Bonds Shell Point/Alliance Community Project Series 2007
11/15/22	5.000%	$7,650,000	$6,894,333
Oakmont Grove Community Development District Special Assessment Bonds Series 2007B (c)(e)
05/01/12	5.250%	2,000,000	699,200
Orange County Health Facilities Authority
Refunding Revenue Bonds
Health Care-Orlando Lutheran
Series 2005
07/01/13	5.000%	2,265,000	2,241,263
Revenue Bonds
Series 1996A Escrowed to Maturity (NPFGC)
10/01/16	6.250%	4,705,000	5,611,842
Unrefunded Revenue Bonds
Series 1996A (NPFGC)
10/01/16	6.250%	1,700,000	1,914,353
Orange County School Board Certificate of Participation Series 2005A (NPFGC)
08/01/18	5.000%	1,000,000	1,073,940
Orlando Utilities Commission
Refunding Revenue Bonds
Subordinated Series 1989D Escrowed to Maturity
10/01/17	6.750%	1,800,000	2,097,162
Revenue Bonds
Series 2005B
10/01/24	5.000%	3,000,000	3,212,460
Parker Road Community Development District Special Assessment Bonds Series 2007B (c)
05/01/15	5.350%	2,000,000	1,140,800
Reedy Creek Improvement District Limited General Obligation Bonds Series 2004A (NPFGC)
06/01/17	5.000%	1,000,000	1,065,590
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/27	5.500%	4,000,000	3,639,240
Seminole Indian Tribe of Florida Revenue Bonds Series 2007A (d)
10/01/22	5.750%	2,000,000	1,998,340
Six Mile Creek Community Development District (c)
Special Assessment Bonds
Series 2007
05/01/17	5.500%	1,465,000	476,125
05/01/22	5.650%	3,000,000	975,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
South Broward Hospital District Prerefunded 05/01/12 Revenue Bonds Hospital Series 2002
05/01/27	5.600%	$4,000,000	$4,198,960
St. Petersburg Health Facilities Authority
Revenue Bonds
All Childrens Hospital
Series 2002 (AMBAC)
11/15/14	5.500%	1,720,000	1,800,169
11/15/15	5.500%	1,995,000	2,080,785
State of Florida
Refunding Revenue Bonds
Environmental Protection-Preservation 2000
Series 1998A (AGM)
07/01/13	6.000%	10,000,000	10,969,700
Unlimited General Obligation Refunding Bonds
Public Education
Series 2005C
06/01/13	5.000%	11,830,000	12,817,568
Series 2005B
01/01/14	5.000%	17,395,000	19,214,865
Sterling Hill Community Development District Special Assessment Bonds Series 2003B (c)(e)
11/01/10	5.500%	155,000	108,516
Sweetwater Creek Community Development District (c)
Special Assessment Bonds
Series 2007B-1
05/01/17	5.300%	4,435,000	1,997,080
Series 2007B-2
05/01/13	5.125%	2,615,000	1,177,535
Tampa Bay Water Improvement Refunding Revenue Bonds Series 2005 (NPFGC/FGIC)
10/01/19	5.500%	1,500,000	1,817,115
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/15	5.750%	2,500,000	2,607,200
10/01/20	5.750%	1,000,000	1,070,380
Tolomato Community Development District Special Assessment Bonds Series 2007
05/01/23	6.450%	7,500,000	4,943,175
Viera East Community Development District Refunding Revenue Bonds Water Management Series 2006 (NPFGC)
05/01/19	5.750%	1,910,000	1,968,427
Village Center Community Development District Revenue Bonds Subordinated Series 2003B
01/01/18	6.350%	1,000,000	1,004,150

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Waterset North Community Development District Special Assessment Bonds Series 2007B
11/01/15	6.550%	$10,000,000	$6,199,200
Total			231,730,321
GEORGIA 1.0%
City of Atlanta Revenue Bonds Series 1999A (NPFGC/FGIC)
11/01/18	5.500%	15,305,000	17,987,354
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/30	6.000%	5,000,000	5,052,000
Gwinnett County Water & Sewerage Authority Revenue Bonds Series 2008
08/01/19	5.000%	1,000,000	1,176,390
State of Georgia Unlimited General Obligation Bonds Series 2007G
12/01/17	5.000%	500,000	602,545
Total			24,818,289
HAWAII 0.5%
State of Hawaii Unlimited General Obligation Bonds Series 2008DK
05/01/22	5.000%	10,750,000	12,130,407
ILLINOIS 3.6%
Chicago Board of Education
Unlimited General Obligation Bonds
Chicago School Reform
Series 1996 Escrowed to Maturity (NPFGC)
12/01/12	6.250%	2,100,000	2,266,908
Unlimited General Obligation Refunding Bonds
Dedicated Revenues
Series 2005B (AMBAC)
12/01/21	5.000%	5,825,000	6,040,292
Series 2005A (AMBAC)
12/01/22	5.500%	5,000,000	5,513,350
Chicago Transit Authority Revenue Bonds Federal Transit Administration Section 5309 Series 2008A
06/01/16	5.000%	2,500,000	2,717,550
City of Chicago
Limited General Obligation Refunding Bonds
Emergency Telephone System

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Series 1999 (NPFGC/FGIC)
01/01/18	5.250%	$7,540,000	$8,472,623
Refunding Revenue Bonds
General Airport 3rd Lien
Series 2005B
01/01/17	5.250%	10,000,000	11,326,500
Revenue Bonds
Asphalt Operating Services- Recovery Zone Facility
Series 2010
12/01/18	6.125%	3,930,000	4,017,442
County of Cook Unlimited General Obligation Refunding Bonds Series 2010A
11/15/22	5.250%	12,000,000	13,095,720
Illinois Finance Authority
Refunding Revenue Bonds
DePaul University
Series 2004A
10/01/17	5.375%	1,000,000	1,151,720
10/01/18	5.375%	2,000,000	2,302,300
Illinois Finance Authority (c)(e)
Revenue Bonds
Monarch Landing, Inc. Facility
Series 2007A
12/01/13	5.500%	1,855,578	19
12/01/17	6.000%	3,027,967	30
Sedgebrook, Inc. Facility
Series 2007A
11/15/12	5.500%	500,000	5
11/15/16	5.400%	1,648,203	16
11/15/22	5.875%	6,090,550	61
Illinois State Toll Highway Authority Revenue Bonds Senior Priority Series 2006A-1 (AGM)
01/01/18	5.000%	2,000,000	2,222,340
Kendall & Kane Counties Community Unit School District No. 115 (b)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2002 Escrowed to Maturity (FGIC)
01/01/17	0.000%	600,000	538,914
Unrefunded Unlimited General Obligation Bonds
Capital Appreciation
Series 2002 (NPFGC/FGIC)
01/01/17	0.000%	3,050,000	2,482,914
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/19	5.000%	5,000,000	5,267,950
State of Illinois
Revenue Bonds
2nd Series 2002 (NPFGC/FGIC)
06/15/15	5.500%	1,000,000	1,145,690
Unlimited General Obligation Bonds
Series 2004 (AMBAC)
11/01/18	5.000%	10,650,000	11,244,802

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Series 2005 (AGM)
09/01/17	5.000%	$5,000,000	$5,443,650
State of Illinois (b)
Revenue Bonds
Capital Appreciation-Civic Center
Series 1990B (AMBAC)
12/15/17	0.000%	5,540,000	4,276,049
Total			89,526,845
INDIANA 1.0%
Indiana Finance Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02/15/24	5.000%	1,000,000	1,019,290
Indiana Power & Light Co.
Series 2009B
01/01/16	4.900%	11,000,000	12,117,930
Indiana Health & Educational Facilities Financing Authority Revenue Bonds Baptist Homes of Indiana Series 2005
11/15/25	5.250%	10,640,000	10,456,567
Indiana Toll Road Commission Revenue Bonds Series 1980 Escrowed to Maturity
01/01/15	9.000%	1,875,000	2,173,631
Purdue University Revenue Bonds Student Facilities System Series 2009A
07/01/21	5.000%	200,000	230,384
Total			25,997,802
IOWA 0.2%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06/01/17	5.000%	730,000	819,272
Iowa Finance Authority
Refunding Revenue Bonds
Development-Care Initiatives Project
Series 2006A
07/01/18	5.250%	2,695,000	2,506,593
07/01/21	5.500%	1,530,000	1,368,707
Revenue Bonds
Iowa State Revolving Fund
Series 2008
08/01/20	5.250%	500,000	586,950
Total			5,281,522

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KANSAS 1.6%
City of Lenexa Improvement Refunding Revenue Bonds Series 2007
05/15/22	5.250%	$2,650,000	$2,224,198
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Series 2007A
05/15/24	5.000%	6,000,000	5,225,580
City of Salina Improvement Refunding Revenue Bonds Salina Regional Health Series 2006
10/01/22	5.000%	500,000	522,065
County of Labette Revenue Bonds Capital Accumulator Bonds Series 1982 Escrowed to Maturity (b)
12/01/14	0.000%	2,175,000	2,086,782
Kansas Development Finance Authority Revenue Bonds Board of Regents-Scientific Research Series 2003 (AMBAC)
10/01/19	5.000%	2,000,000	2,152,400
Kansas State Department of Transportation Revenue Bonds Series 2004A
03/01/18	5.500%	11,775,000	14,375,391
Kansas Turnpike Authority Revenue Bonds Series 2002 (AGM)
09/01/16	5.250%	1,230,000	1,472,900
Leavenworth County Unified School District No. 464 Unlimited General Obligation Improvement Bonds Series 2005A (NPFGC)
09/01/19	5.000%	1,030,000	1,105,942
Washburn University Refunding Revenue Bonds Living Learning Center Project Series 2004 (AMBAC)
07/01/18	5.000%	900,000	924,687
Wyandotte County-Kansas City Unified Government
Refunding Revenue Bonds
Sales Tax-2nd Lien-Area B
Series 2005
12/01/20	5.000%	6,225,000	6,390,523
Wyandotte County-Kansas City Unified Government (b)
Revenue Bonds
Capital Appreciation Sales Tax Subordinated Lien
Series 2010
06/01/21	0.000%	6,200,000	3,528,792
Total			40,009,260

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KENTUCKY 0.7%
Louisville & Jefferson County Metropolitan Sewer District
Revenue Bonds
Series 2009A
05/15/21	5.000%	$7,445,000	$8,384,559
05/15/22	5.000%	7,825,000	8,693,105
Total			17,077,664
LOUISIANA 0.8%
Louisiana Housing Finance Agency Refunding Revenue Bonds Multi-family-Section 8-202 Projects Series 2006A (FHA)
12/01/31	4.750%	1,340,000	1,356,348
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capital Series 2010A
05/01/20	5.000%	4,290,000	4,737,404
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2006B (AMBAC)
06/01/16	5.000%	500,000	535,695
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/25	6.000%	4,250,000	4,486,385
Parish of Morehouse Refunding Revenue Bonds International Paper Co. Project Series 2001A
11/15/13	5.250%	8,525,000	9,100,438
Total			20,216,270
MARYLAND 0.2%
Maryland State Department of Transportation Revenue Bonds Series 2002
02/01/15	5.500%	3,750,000	4,351,013
MASSACHUSETTS 5.2%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002C (NPFGC/FGIC)
11/01/14	5.500%	2,000,000	2,305,860
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	6,500,000	7,925,190
Limited General Obligation Refunding Bonds
Series 2003D
10/01/17	5.500%	5,000,000	6,067,200
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MASSACHUSETTS (CONTINUED)

Consolidated Loan
Series 2005A (AGM)
06/01/16	5.500%	$13,615,000	$16,300,831
Unlimited General Obligation Bonds
Consolidated Loan
Series 1998C
08/01/17	5.250%	1,775,000	2,122,225
Unlimited General Obligation Refunding Bonds
Series 2004C (AGM)
12/01/16	5.500%	10,000,000	12,079,500
Commonwealth of Massachusetts (f)
Limited General Obligation Refunding Bonds
Series 2007A
11/01/25	0.720%	10,000,000	8,535,200
Unlimited General Obligation Bonds
Series 2010A
02/01/14	0.710%	2,000,000	2,001,640
Massachusetts Bay Transportation Authority
Revenue Bonds General Transportation System Series 1991 (NPFGC)
03/01/21	7.000%	5,750,000	7,162,430
Massachusetts Development Finance Agency
Revenue Bonds 1st Mortgage-Orchard Cove Series 2007
10/01/17	5.000%	930,000	870,229
Massachusetts Educational Financing Authority
Revenue Bonds Issue I Series 2010B AMT (a)
01/01/23	5.500%	460,000	472,770
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/24	5.500%	2,670,000	3,188,354
Caregroup
Series 2008E-2
07/01/20	5.375%	9,720,000	10,459,984
07/01/22	5.375%	13,345,000	14,040,541
Harvard University
Series 2009A
11/15/19	5.250%	1,000,000	1,205,220
Massachusetts Institute of Technology
Series 2009O
07/01/26	5.000%	500,000	551,880
Massachusetts Port Authority
Refunding Revenue Bonds
Passenger Facility Charge
Series 2007D (AGM)
07/01/17	5.000%	8,500,000	9,794,210
Revenue Bonds
Series 2010A
07/01/25	5.000%	1,500,000	1,640,430

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MASSACHUSETTS (CONTINUED)

Massachusetts State College Building Authority
Refunding Revenue Bonds Senior Series 1994A
05/01/14	7.500%	$500,000	$550,640
Massachusetts State Water Pollution Abatement
Refunding Revenue Bonds
Pool Program
Series 2004A
08/01/17	5.250%	2,920,000	3,526,280
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/19	6.000%	2,500,000	3,165,925
State Revolving Fund
Series 2009-14
08/01/24	5.000%	12,530,000	14,112,664
Massachusetts Water Resources Authority
Refunding Revenue Bonds General Series 1998B (AGM/TCRS)
08/01/15	5.500%	1,000,000	1,177,810
Total			129,257,013

MICHIGAN 2.5%

City of Detroit
Prerefunded 07/01/13 Revenue Bonds
Senior Lien
Series 2003A (AGM)
07/01/14	5.000%	7,180,000	7,817,584
Unrefunded Revenue Bonds
Senior Lien
Series 2003A (AGM)
07/01/14	5.000%	2,820,000	2,977,074
Detroit City School District
Unlimited General Obligation Bonds
School Building & Site Improvement
Series 2002A (FGIC) (Qualified School Bond Loan Fund)
05/01/19	6.000%	2,000,000	2,271,020
Series 2003B (FGIC) (Qualified School Bond Loan Fund)
05/01/14	5.250%	6,335,000	6,681,905
Dickinson County Economic Development Corp.
Refunding Revenue Bonds International Paper Company Projects Series 2004A
11/01/18	4.800%	6,750,000	6,843,285
Michigan Municipal Bond Authority Revenue Bonds Clean Water Revolving Fund Series 2001
10/01/20	5.000%	1,500,000	1,510,170

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MICHIGAN (CONTINUED)

Michigan Public Power Agency Refunding Revenue Bonds Belle River Project Series 2002A (NPFGC)
01/01/16	5.250%	$1,000,000	$1,140,980
Michigan State Building Authority Refunding Revenue Bonds Facilities Program Series 2003I (AGM)
10/15/14	5.250%	10,000,000	10,887,600
Saginaw Hospital Finance Authority Refunding Revenue Bonds Covenant Medical Center Series 2004G
07/01/22	5.125%	10,000,000	10,100,800
State of Michigan
Refunding Revenue Bonds
Series 1998A
11/01/16	5.500%	2,000,000	2,364,480
Series 2005 (AGM)
11/01/17	5.250%	5,050,000	5,945,365
Unlimited General Obligation Refunding Bonds
Series 2001
12/01/15	5.500%	1,250,000	1,456,437
Wayne County Airport Authority Revenue Bonds Detroit Metropolitan Airport Series 2005 (NPFGC) AMT (a)
12/01/19	4.750%	750,000	758,190
Total			60,754,890

MINNESOTA 0.7%

City of Becker Revenue Bonds Northern States Power Series 1993A
09/01/19	8.500%	11,085,000	12,025,119
City of Eveleth Refunding Revenue Bonds Arrowhead Senior Living Community Series 2007
10/01/17	5.000%	1,000,000	945,510
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/18	6.000%	1,000,000	1,119,860
City of St. Louis Park Revenue Bonds Park Nicollet Health Services Series 2008C
07/01/23	5.500%	750,000	795,990

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MINNESOTA (CONTINUED)

Minnesota Higher Education Facilities Authority Revenue Bonds St. John’s University 6th Series 2008U
10/01/18	4.000%	$225,000	$244,838
St. Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series 2006
05/15/23	5.250%	500,000	512,910
State of Minnesota Unlimited General Obligation Bonds Series 2008C
08/01/19	5.000%	500,000	600,500
Total			16,244,727

MISSOURI 1.2%

City of Fenton Refunding Tax Allocation Bonds Gravois Bluffs Redevelopment Project Series 2006
04/01/21	4.500%	720,000	727,416
City of Kansas City Tax Allocation Bonds Maincor Project Series 2007A
03/01/12	5.000%	230,000	231,893
City of St. Louis Refunding Revenue Bonds Lambert International Airport Series 2007A (AGM)
07/01/21	5.000%	7,000,000	7,303,730
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010C-2
11/15/15	7.000%	500,000	501,495
Missouri Highway & Transportation Commission Revenue Bonds 2nd Lien Series 2007
05/01/17	5.000%	1,000,000	1,191,920
Missouri Joint Municipal Electric Utility Commission Revenue Bonds IATAN 2 Project Series 2009A
01/01/17	4.500%	1,000,000	1,084,430

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MISSOURI (CONTINUED)

Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds State Revolving Funds Program Series 2004B
01/01/18	5.250%	$7,470,000	$9,021,295
Missouri State Health & Educational Facilities Authority
Revenue Bonds
St. Louis University
Series 1998
10/01/16	5.500%	1,000,000	1,202,470
Washington University
Series 2001A
06/15/16	5.500%	1,000,000	1,200,280
Series 2008A
03/15/18	5.250%	1,000,000	1,204,080
St. Louis County Industrial Development Authority Revenue Bonds St. Andrews Residence for Seniors Series 2007A
12/01/26	6.250%	7,000,000	6,544,510
Total			30,213,519

NEBRASKA 0.1%

Elkhorn School District Unlimited General Obligation Bonds Series 2009
06/15/19	5.375%	500,000	531,565
Municipal Energy Agency of Nebraska Refunding Revenue Bonds Series 2009A (BHAC)
04/01/21	5.000%	750,000	850,875
Nebraska Public Power District Revenue Bonds Series 2008B
01/01/20	5.000%	570,000	637,192
University of Nebraska Revenue Bonds Lincoln Student Fees & Facilities Series 2009A
07/01/23	5.000%	700,000	779,947
Total			2,799,579

NEVADA 1.6%

City of Sparks Revenue Bonds Senior Sales Tax Anticipation Series 2008A (d)
06/15/20	6.500%	4,745,000	4,334,700

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEVADA (CONTINUED)

Clark County School District Prerefunded 12/15/13 Limited General Obligation Bonds Series 2003D (NPFGC)
06/15/16	5.000%	$10,760,000	$11,914,441
County of Clark
Limited General Obligation Refunding Bonds
Transportation
Series 2009A
12/01/28	5.000%	10,740,000	11,230,925
Revenue Bonds
System Subordinated Lien
Series 2009C (AGM)
07/01/25	5.000%	8,190,000	8,565,593
Las Vegas Redevelopment Agency Refunding Revenue Bonds Subordinated Lien-Freemont Street Project Series 2003A
06/15/13	5.000%	3,685,000	3,845,261
Total			39,890,920

NEW HAMPSHIRE 1.0%

City of Manchester Refunding Revenue Bonds Series 2004 (NPFGC)
06/01/19	5.500%	4,450,000	5,460,194
New Hampshire Business Finance Authority
Revenue Bonds
Public Service Co. Project
Series 2001C (NPFGC)
05/01/21	5.450%	1,500,000	1,549,920
New Hampshire Business Finance Authority (a)
Revenue Bonds
Public Service Co. of New Hampshire Project
Series 2006B (NPFGC) AMT
05/01/21	4.750%	250,000	252,733
New Hampshire Health & Education Facilities Authority
Revenue Bonds
Southern New Hampshire Medical Center
Series 2007A
10/01/23	5.250%	7,000,000	7,273,980
University System
Series 2009A
07/01/23	5.000%	8,370,000	9,069,146
Total			23,605,973

NEW JERSEY 6.0%

Bayonne Municipal Utilities Authority Revenue Bonds Escrowed to Maturity Series 1997 (NPFGC)
01/01/12	5.000%	135,000	137,222

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW JERSEY (CONTINUED)

Bergen County Improvement Authority Revenue Bonds Bergen County Utilities Series 2008
12/15/26	5.000%	$500,000	$544,515
Camden County Improvement Authority Revenue Bonds County Guaranteed Series 2006A (AMBAC)
09/01/21	4.000%	1,140,000	1,160,839
Cape May County Municipal Utilities Authority Refunding Revenue Bonds Series 2002A (AGM)
01/01/16	5.750%	1,000,000	1,181,650
City of Atlantic City Unlimited General Obligation Bonds Series 2008A
02/15/18	5.500%	500,000	561,575
City of Newark Unlimited General Obligation Refunding Bonds General Improvement Series 2010A
10/01/18	4.000%	1,000,000	1,062,740
City of Ocean City Unlimited General Obligation Refunding Bonds General Improvement Series 2010
09/01/16	4.000%	695,000	770,811
City of Summit Unlimited General Obligation Refunding Bonds Series 2001
06/01/16	5.250%	605,000	722,110
County of Atlantic Unlimited General Obligation Refunding Bonds Series 2009
02/01/18	5.000%	500,000	583,935
County of Morris Unlimited General Obligation Bonds Series 2010
02/15/18	5.000%	1,000,000	1,191,270
County of Passaic Unlimited General Obligation Refunding Bonds Series 2003 (AGM)
09/01/16	5.200%	1,500,000	1,728,450
Cumberland County Improvement Authority Revenue Bonds Vineland Local Unit Program Series 2009A
04/15/19	4.000%	750,000	815,858

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW JERSEY (CONTINUED)

East Orange Board of Educatioin Certificate of Participation Capital Appreciation Series 1998 (AGM) (b)
02/01/18	0.000%	$1,000,000	$760,350
Essex County Improvement Authority Refunding Revenue Bonds County Guaranteed Project Consolidation Series 2004 (NPFGC)
10/01/26	5.500%	750,000	857,625
Essex County Utilities Authority Refunding Revenue Bonds Series 2009 (AGM)
04/01/20	5.000%	1,000,000	1,081,100
Flemington Raritan Regional Board of Education Unlimited General Obligation Bonds Series 2000 (NPFGC/FGIC)
02/01/15	5.700%	400,000	460,776
Freehold Regional High School District Unlimited General Obligation Refunding Bonds Series 2001 (NPFGC/FGIC)
03/01/20	5.000%	1,205,000	1,403,006
Hudson County Improvement Authority Refunding Revenue Bonds Hudson County Lease Project Series 2010 (AGM)
10/01/24	5.375%	2,000,000	2,198,500
Jersey City Municipal Utilities Authority Refunding Revenue Bonds Series 2007 (NPFGC/FGIC)
01/01/19	5.250%	1,000,000	1,099,090
Manalapan-Englishtown Regional Board Of Education Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC/FGIC)
12/01/20	5.750%	1,325,000	1,641,741
Mercer County Improvement Authority Refunding Revenue Bonds Youth Center Series 1998B (NPFGC/FGIC)
02/15/14	5.000%	250,000	250,893
Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Senior Series 2005A
01/01/20	5.000%	815,000	456,799
Street Student Housing Project
Series 2004A
08/15/18	5.000%	500,000	522,325
Monmouth County Improvement Authority
Revenue Bonds
Governmental Loan
Series 1995 (AGM)
07/15/13	5.450%	195,000	195,725
Unrefunded Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW JERSEY (CONTINUED)

Governmental Loan
Series 2000 (AMBAC)
12/01/12	5.000%	$5,000	$5,014
New Jersey Economic Development Authority
Refunding Revenue Bonds
1st Mortgage - Winchester
Series 2004A
11/01/24	5.750%	400,000	397,288
Cranes Mill Project
Series 2005A
06/01/27	5.100%	675,000	603,221
New Jersey American Water Co.
Series 2010A
06/01/23	4.450%	1,000,000	1,044,550
School Facilities-Construction
Series 2005K (AMBAC)
12/15/20	5.250%	16,710,000	18,710,688
Series 2009AA
12/15/20	5.250%	1,000,000	1,108,210
Revenue Bonds
Cigarette Tax
Series 2004
06/15/15	5.375%	4,000,000	4,247,200
06/15/16	5.500%	5,500,000	5,874,605
06/15/18	5.625%	350,000	350,175
06/15/24	5.500%	750,000	737,730
Liberty State Park Project
Series 2005C (AGM)
03/01/19	5.000%	2,000,000	2,218,780
MSU Student Housing Project
Series 2010
06/01/21	5.000%	1,000,000	986,950
Motor Vehicle Surcharges
Series 2004A (NPFGC)
07/01/17	5.250%	1,000,000	1,080,240
Newark Downtown District Management Corp.
Series 2007
06/15/27	5.125%	400,000	374,172
School Facilities - Construction
Series 2001A Escrowed to Maturity (AMBAC)
06/15/12	5.500%	500,000	523,295
School Facilities-Construction
Series 2008T-3 (AGM)
09/01/20	5.000%	550,000	601,359
New Jersey Economic Development Authority (b)
Revenue Bonds
Capital Appreciation-Motor Vehicle Surcharges
Series 2004 (NPFGC)
07/01/21	0.000%	1,255,000	768,838
New Jersey Educational Facilities Authority
Refunding Revenue Bonds
Georgian Court University
Series 2007D
07/01/27	5.250%	500,000	504,280
Kean University
Series 2009A
09/01/15	4.000%	500,000	538,515
Rowan University

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW JERSEY (CONTINUED)

Series 2008B (AGM)
07/01/23	5.000%	$750,000	$811,185
Revenue Bonds
Drew University
Series 2003C (NPFGC/FGIC)
07/01/20	5.250%	1,000,000	1,139,670
Montclair State University
Series 2009J
07/01/19	5.000%	455,000	506,228
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
Children’s Specialized Hospital
Series 2005A
07/01/18	5.000%	575,000	593,239
Greystone Park Psychiatric Hospital
Series 2005 (AMBAC)
09/15/13	5.000%	970,000	1,046,194
South Jersey Hospital
Series 2006
07/01/20	5.000%	1,550,000	1,643,449
St. Josephs Healthcare System
Series 2008
07/01/18	6.000%	500,000	544,320
New Jersey Higher Education Assistance Authority Refunding Revenue Bonds Series 2010-1A
12/01/25	5.000%	1,000,000	1,010,810
New Jersey Higher Education Student Assistance Authority
Refunding Revenue Bonds
Series 2010-1A
12/01/18	4.300%	680,000	725,349
Revenue Bonds
Series 2010-2
12/01/18	3.750%	1,000,000	1,027,770
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Series 2000E-2 (AGM)
11/01/25	5.750%	135,000	135,115
Series 2008AA
10/01/28	6.375%	465,000	499,284
New Jersey State Turnpike Authority
Revenue Bonds
Growth & Income Securities
Series 2004B (AMBAC)
01/01/35	0.000%	500,000	409,730
Series 1989 Escrowed to Maturity
01/01/19	6.000%	1,000,000	1,230,400
Series 2009G
01/01/18	5.000%	800,000	912,872
Series 2009H
01/01/20	5.000%	1,000,000	1,118,060
New Jersey Transit Corp.
Certificate of Participation
Federal Transit Administration Grants
Series 2002A (AMBAC)
09/15/15	5.500%	7,725,000	8,757,755
Subordinated Series 2005A (NPFGC/FGIC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW JERSEY (CONTINUED)

09/15/17	5.000%	$1,000,000	$1,100,810
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 1999A Escrowed to Maturity
06/15/12	5.625%	105,000	110,007
Series 2001C (AGM)
12/15/18	5.500%	2,000,000	2,318,020
Series 2003A (AMBAC)
12/15/15	5.500%	4,260,000	4,917,872
Series 2006A
12/15/20	5.250%	1,000,000	1,125,550
12/15/21	5.500%	680,000	776,152
Series 2006A (AGM)
12/15/21	5.500%	4,700,000	5,386,247
12/15/22	5.250%	4,000,000	4,462,560
Series 2010D
12/15/23	5.250%	25,000,000	27,599,000
Unrefunded Revenue Bonds
Transportation System
Series 1999
06/15/12	5.625%	295,000	308,051
Newark Housing Authority Revenue Bonds South Ward Police Facility Series 2009 (AGM)
12/01/18	4.500%	600,000	656,016
North Brunswick Township Board of Education Unlimited General Obligation Refunding Bonds Series 2010
07/15/18	4.000%	1,000,000	1,105,110
North Hudson Sewerage Authority Sewer Revenue Refunding Revenue Bonds Series 2006A (NPFGC)
08/01/17	5.125%	600,000	665,520
Ocean County Utilities Authority
Refunding Revenue Bonds
Series 2001
01/01/18	5.250%	1,000,000	1,017,850
Series 2006 (NPFGC)
01/01/15	4.000%	990,000	1,083,713
Robbinsville Board of Education Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
01/01/28	5.250%	500,000	590,650
Scotch Plains-Fanwood School District Unlimited General Obligation Refunding Bonds Series 2010
07/15/19	4.000%	845,000	926,323
South Jersey Port Corp. Revenue Bonds Marine Terminal Series 2009P-2
01/01/16	4.000%	1,150,000	1,251,959
State of New Jersey

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW JERSEY (CONTINUED)

Certificate of Participation
Equipment Lease Purchase
Series 2008A
06/15/17	5.000%	$715,000	$783,719
06/15/21	5.000%	250,000	260,765
06/15/23	5.000%	1,000,000	1,021,770
Series 2009A
06/15/17	5.000%	1,000,000	1,096,110
Series 1998A Escrowed to Maturity (AMBAC)
06/15/14	5.000%	500,000	563,205
Tobacco Settlement Financing Corp.
Prerefunded 06/01/13 Revenue Bonds
Series 2003
06/01/39	6.750%	4,000,000	4,466,440
06/01/41	7.000%	225,000	252,223
Toms River Board of Education Unlimited General Obligation Refunding Bonds Regional Schools Series 2007 (NPFGC)
01/15/20	4.500%	500,000	545,010
Total			148,566,097

NEW MEXICO 0.2%

County of Bernalillo Refunding Revenue Bonds Series 1998
04/01/27	5.250%	3,000,000	3,456,420
County of Dona Ana Improvement Refunding Revenue Bonds Subordinated Series 1998 (AMBAC)
06/01/16	5.500%	750,000	815,850
Total			4,272,270

NEW YORK 12.9%

Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A
11/15/16	5.250%	1,750,000	1,921,132
11/15/17	5.250%	1,250,000	1,369,075
City of New York
Unlimited General Obligation Bonds
Series 2005D
08/01/13	5.000%	4,000,000	4,359,680
Series 2005G
08/01/20	5.000%	10,000,000	11,110,900
Series 2007D-1
12/01/21	5.000%	5,900,000	6,568,057
Subordinated Series 2008B-1
09/01/22	5.250%	7,200,000	8,075,952
Metropolitan Transportation Authority
Revenue Bonds
Commuter Facilities
Series 1993O Escrowed to Maturity
07/01/17	5.500%	3,000,000	3,679,470

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW YORK (CONTINUED)

Series 2004A (NPFGC/FGIC)
11/15/16	5.250%	$3,000,000	$3,578,730
11/15/17	5.250%	4,000,000	4,803,920
Series 2007A (AGM)
11/15/20	5.000%	5,000,000	5,486,750
11/15/21	5.000%	3,000,000	3,263,400
Series 2009A
11/15/26	5.300%	710,000	766,452
Monroe County Industrial Development Agency
Refunding Revenue Bonds
Highland Hospital of Rochester
Series 2005
08/01/14	5.000%	730,000	789,174
08/01/15	5.000%	545,000	597,674
Nassau County Interim Finance Authority Refunding Revenue Bonds Sales Tax Secured Series 2003B (AMBAC)
11/15/14	5.000%	5,720,000	6,277,128
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01/01/23	5.000%	500,000	493,990
New York City Industrial Development Agency (a)
Revenue Bonds
Terminal One Group Association Project
Series 2005 AMT
01/01/21	5.500%	500,000	524,525
New York City Municipal Water Finance Authority Prerefunded 06/15/12 Revenue Bonds Series 2002A (AGM)
06/15/16	5.375%	10,000,000	10,453,500
New York City Transitional Finance Authority
Prerefunded 11/15/12 Revenue Bonds
Future Tax Secured
Series 1998A
11/15/16	5.500%	1,330,000	1,421,251
Revenue Bonds
Future Tax Secured
Series 2004C
02/01/18	5.250%	3,500,000	3,837,435
Series 2009A
05/01/27	5.000%	10,430,000	11,285,156
Subordinated Series 2007C-1
11/01/20	5.000%	10,300,000	11,575,861
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/24	5.000%	3,500,000	3,765,055
Revenue Bonds
City University System
Series 1995A (AMBAC/TCRS)
07/01/16	5.625%	1,250,000	1,363,088
Series 1995A (FGIC)
07/01/16	5.625%	5,000,000	5,549,300

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW YORK (CONTINUED)

Court Facilities Lease
Series 2005A (AMBAC)
05/15/18	5.250%	$6,000,000	$6,980,940
Mount Sinai School of Medicine
Series 2009
07/01/26	5.500%	14,635,000	15,640,864
07/01/27	5.500%	10,675,000	11,335,569
North Shore-Long Island Jewish Health
Series 2009A
05/01/30	5.250%	4,750,000	4,806,905
St. Johns University
Series 2007C (NPFGC)
07/01/23	5.250%	3,245,000	3,652,799
State University Educational Facilities
3rd General Series 2005A (NPFGC/FGIC)
05/15/17	5.500%	10,000,000	11,850,300
05/15/22	5.500%	6,730,000	8,011,796
Series 1993A
05/15/15	5.250%	5,850,000	6,482,268
Series 1993A (AGM)
05/15/15	5.250%	4,000,000	4,478,160
Upstate Community-State Supported
Series 2005B (NPFGC/FGIC)
07/01/21	5.500%	6,345,000	7,488,369
New York State Energy Research & Development Authority Revenue Bonds New York State Electric & Gas Series 1985 (NPFGC)
03/15/15	4.100%	1,160,000	1,162,007
New York State Thruway Authority
Revenue Bonds
2nd General Series 2005B (AMBAC)
04/01/20	5.500%	10,840,000	13,049,626
2nd General Series 2007B
04/01/19	5.000%	5,000,000	5,642,950
Local Highway & Bridge
Series 2002
04/01/13	5.500%	4,510,000	4,659,236
Series 2007H (NPFGC/FGIC)
01/01/23	5.000%	1,500,000	1,613,175
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/19	5.000%	4,000,000	4,574,520
01/01/20	5.000%	10,460,000	11,772,625
Revenue Bonds
State Personal Income Tax-State Facilities
Series 2004A-2 (NPFGC)
03/15/20	5.500%	29,450,000	35,511,104
Niagara County Industrial Development Agency Refunding Revenue Bonds Series 2001B AMT (a)
11/15/24	5.550%	8,000,000	8,106,800
Port Authority of New York & New Jersey
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW YORK (CONTINUED)

Consolidated 154th
Series 2009
09/01/26	4.750%	$1,000,000	$1,049,310
Port Authority of New York & New Jersey (a)
Revenue Bonds
Consolidated 138th
Series 2004 (NPFGC/FGIC) AMT
12/01/12	5.000%	785,000	829,580
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2003A-1
06/01/19	5.500%	1,250,000	1,337,250
Triborough Bridge and Tunnel Authority
Revenue Bonds
General
Subordinated Series 2008B-1
11/15/25	5.000%	21,500,000	23,525,515
Subordinated Series 2008D
11/15/22	5.000%	10,000,000	10,988,900
Total			317,467,223

NORTH CAROLINA 1.6%

Albemarle Hospital Authority
Refunding Revenue Bonds
Series 2007
10/01/21	5.250%	3,000,000	2,802,090
10/01/27	5.250%	3,700,000	3,197,725
Cape Fear Public Utility Authority Revenue Bonds Series 2008
08/01/20	5.000%	800,000	916,400
City of Charlotte Revenue Bonds Water & Sewer Series 2008
07/01/26	5.000%	1,250,000	1,372,400
County of Iredell Certificate of Participation Iredell County School Project Series 2008 (AGM)
06/01/17	5.250%	1,710,000	1,995,792
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 2008A (AGM)
01/01/19	5.250%	5,415,000	6,111,640
Revenue Bonds
Series 2009B
01/01/26	5.000%	17,625,000	18,344,452
North Carolina Housing Finance Agency Revenue Bonds Series 2006A-26 AMT (a)
01/01/38	5.500%	125,000	130,264

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NORTH CAROLINA (CONTINUED)

North Carolina Medical Care Commission Revenue Bonds Health Care Housing-Arc Projects Series 2004A
10/01/24	5.500%	$1,575,000	$1,592,986
North Carolina Municipal Power Agency No. 1
Revenue Bonds
Series 2003A Escrowed to Maturity
01/01/12	5.500%	650,000	664,222
Unrefunded Revenue Bonds
Series 2003A
01/01/12	5.500%	350,000	357,613
State of North Carolina Unlimited General Obligation Refunding Bonds Series 2005B
04/01/17	5.000%	1,000,000	1,191,290
Total			38,676,874

NORTH DAKOTA —%

County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07/01/15	5.250%	750,000	822,173

OHIO 2.2%

American Municipal Power, Inc.
Revenue Bonds
Prairie State Energy Campus Project
Series 2008A
02/15/20	5.250%	4,060,000	4,513,949
02/15/22	5.250%	9,810,000	10,650,815
Buckeye Tobacco Settlement Financing Authority Asset-Backed Revenue Bonds Senior Turbo Series 2007A-2
06/01/24	5.125%	10,000,000	8,170,100
City of Cleveland Limited General Obligation Refunding Bonds Series 2005 (AMBAC)
10/01/16	5.500%	7,710,000	9,068,887
County of Hamilton Refunding Revenue Bonds Series 2005A (NPFGC)
12/01/15	5.000%	5,535,000	6,332,483
County of Miami Improvement Refunding Revenue Bonds Upper Valley Medical Center Series 2006
05/15/21	5.250%	500,000	523,105

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

OHIO (CONTINUED)
County of Montgomery Revenue Bonds Catholic Health Initiatives Series 2008D-2
10/01/38	5.250%	$8,000,000	$8,763,600
Marion City School District Unlimited General Obligation Bonds School Facilities Construction & Improvement Series 2000 (AGM)
12/01/14	6.500%	500,000	587,025
Mason City School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
12/01/19	5.250%	2,250,000	2,692,665
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC/FGIC)
02/15/21	5.500%	2,000,000	2,391,920
Total			53,694,549

OKLAHOMA 0.2%
Chickasawa Nation Revenue Bonds Health System Series 2007 (d)
12/01/17	5.375%	3,360,000	3,611,933
Cleveland County Justice Authority Revenue Bonds Detention Facility Project Series 2009A
03/01/15	5.000%	1,260,000	1,375,340
Total			4,987,273

OREGON 0.2%
Oregon State Department of Administrative Services Revenue Bonds Series 2009A
04/01/24	5.250%	1,000,000	1,126,840
Yamhill Clackamas & Washington Counties School District No. 29J Newberg Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
06/15/17	5.500%	2,500,000	3,005,625
Total			4,132,465

PENNSYLVANIA 3.1%
City of Philadelphia Unlimited General Obligation Bonds Series 2011
08/01/19	5.250%	3,795,000	4,164,633

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

PENNSYLVANIA (CONTINUED)
Commonwealth of Pennsylvania
Unlimited General Obligation Refunding Bonds
Series 2002
02/01/15	5.500%	$3,000,000	$3,476,070
Series 2004 (AGM)
07/01/18	5.375%	12,000,000	14,558,160
Series 2004 (NPFGC)
07/01/16	5.375%	10,000,000	11,963,200
County of Westmoreland Unlimited General Obligation Bonds Capital Appreciation Series 1997 Escrowed to Maturity (NPFGC/FGIC) (b)
12/01/18	0.000%	1,000,000	724,290
Delaware Valley Regioinal Financial Authority
Revenue Bonds
Series 1997B (AMBAC)
07/01/17	5.600%	2,000,000	2,268,000
Series 2002
07/01/17	5.750%	2,000,000	2,250,140
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC) (b)
09/01/21	0.000%	2,210,000	1,604,814
Northampton County General Purpose Authority
Revenue Bonds
Saint Luke’s Hospital Project
Series 2008A
08/15/20	5.000%	3,480,000	3,571,941
08/15/21	5.125%	3,715,000	3,798,625
08/15/22	5.250%	1,965,000	2,004,693
Pennsylvania Turnpike Commission
Revenue Bonds
Capital Appreciation
Subordinated Series 2010B-2
12/01/24	0.000%	20,000,000	16,718,400
Subordinated Series 2011A
NONE 04/28/2011
12/01/31	5.625%	8,150,000	8,587,981
Total			75,690,947

PUERTO RICO 1.5%
Commonwealth of Puerto Rico (g)
Unlimited General Obligation Bonds
Series 1997 (NPFGC)
07/01/15	6.500%	4,190,000	4,786,237
Unlimited General Obligation Public Improvement Bonds
Series 2006B
07/01/16	5.250%	5,000,000	5,515,950
Unlimited General Obligation Refunding Public Improvement Bonds
Series 2001A
07/01/13	5.500%	6,395,000	6,811,251
Puerto Rico Electric Power Authority (g)
Refunding Revenue Bonds
Series 2002KK (AGM)
07/01/15	5.500%	10,000,000	11,215,800

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

PUERTO RICO (CONTINUED)
Revenue Bonds
Series 1997BB (NPFGC)
07/01/12	6.000%	$3,000,000	$3,130,920
Series 2003NN (NPFGC)
07/01/19	5.250%	965,000	1,059,232
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2005L (CIFG/TCRS/AGM) (g)
07/01/18	5.250%	2,000,000	2,198,620
Puerto Rico Housing Finance Authority Subordinated Revenue Bonds Capital Fund Modernization Series 2008 (g)
12/01/13	5.000%	1,200,000	1,282,344
Total			36,000,354

RHODE ISLAND 3.7%
City of Cranston
Unlimited General Obligation Bonds
Series 2008 (AGM)
07/01/26	4.750%	900,000	936,018
07/01/27	4.750%	945,000	976,487
Unlimited General Obligation Refunding Bonds
Series 2005 (AMBAC)
07/15/15	5.000%	2,280,000	2,605,128
City of Newport Unlimited General Obligation Refunding Bonds Series 2010
11/01/19	5.000%	650,000	770,302
City of Providence Unlimited General Obligation Bonds Series 2001C (NPFGC/FGIC)
01/15/13	5.500%	1,890,000	1,992,117
Kent County Water Authority
Revenue Bonds
Series 2002A (NPFGC)
07/15/15	5.000%	750,000	779,422
07/15/16	5.000%	1,265,000	1,312,893
Providence Housing Authority
Revenue Bonds
Capital Fund
Series 2008
09/01/24	5.000%	565,000	590,623
09/01/26	5.000%	310,000	318,897
09/01/27	5.000%	690,000	704,228
Rhode Island Clean Water Finance Agency
Revenue Bonds
Revolving Fund-Pooled Loan
Series 2009A
10/01/25	5.000%	720,000	809,215
Revolving Fund-Pooled Loan Association
Series 2004A
10/01/23	4.750%	1,000,000	1,048,360
Safe Drinking Water Revolving Fund
Series 2004A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

RHODE ISLAND (CONTINUED)
10/01/18	5.000%	$1,000,000	$1,109,820
Water Pollution Control Revolving Fund
Series 2007
10/01/21	4.750%	1,000,000	1,111,770
Rhode Island Convention Center Authority
Refunding Revenue Bonds
Series 2005A (AGM)
05/15/21	5.000%	4,500,000	4,800,150
05/15/22	5.000%	3,525,000	3,786,520
05/15/23	5.000%	5,905,000	6,289,534
Rhode Island Depositors Economic Protection Corp.
Prerefunded 08/01/13 Revenue Bonds
Series 1993A (AGM)
08/01/14	5.750%	2,105,000	2,323,331
Revenue Bonds
Series 1993A Escrowed to Maturity (AGM)
08/01/21	5.750%	2,165,000	2,714,455
Rhode Island Economic Development Corp.
Revenue Bonds
Department of Transportation
Series 2006A (AMBAC)
06/15/22	5.000%	1,000,000	1,042,430
East Greenwich Free Library Association
Series 2004
06/15/14	4.500%	170,000	169,335
06/15/24	5.750%	415,000	383,676
Grant Anticipation-Department of Transportation
Series 2003A (AGM)
06/15/14	5.000%	2,225,000	2,399,062
Series 2009A (AGM)
06/15/21	5.250%	2,000,000	2,274,480
Providence Place Mall
Series 2000
07/01/20	6.125%	1,700,000	1,646,535
Series 2008C (AGM)
07/01/17	5.000%	2,245,000	2,502,389
Rhode Island Health & Educational Building Corp.
Prerefunded 03/01/17 Revenue Bonds
New England Institute of Technology
Series 2007 (AMBAC)
03/01/26	4.500%	500,000	563,915
Refunding Revenue Bonds
Higher Education-Johnson & Wales
Series 2003 (XLCA)
04/01/15	5.250%	1,500,000	1,539,735
04/01/16	5.250%	1,485,000	1,517,789
Hospital Financing-Lifespan Obligation
Series 2006A (AGM)
05/15/26	5.000%	2,000,000	2,061,340
University of Rhode Island
Series 2008A
09/15/28	6.500%	3,000,000	3,325,560
Revenue Bonds
Bond Financing Program
Series 2009
05/15/25	5.000%	1,515,000	1,661,197
Brown University
Series 2007

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

RHODE ISLAND (CONTINUED)
09/01/18	5.000%	$1,000,000	$1,172,220
Higher Education Facility
Series 2003A (AMBAC)
09/15/13	5.000%	1,040,000	1,080,238
Series 2004A (AMBAC)
09/15/20	5.250%	1,020,000	1,082,200
Series 2004D (XLCA)
08/15/16	5.500%	1,340,000	1,462,771
08/15/17	5.500%	1,345,000	1,451,188
Higher Education-Johnson & Wales
Series 1999 (NPFGC)
04/01/15	5.500%	1,000,000	1,110,840
04/01/17	5.500%	1,000,000	1,128,070
04/01/18	5.500%	1,420,000	1,593,268
Higher Educational-Providence College
Series 2003A (XLCA)
11/01/24	5.000%	2,000,000	2,039,140
Hospital Financing-Lifespan Obligation
Series 2009A (AGM)
05/15/27	6.125%	400,000	439,820
05/15/30	6.250%	500,000	539,890
New England Institute of Technology
Series 2010
03/01/24	5.000%	1,145,000	1,213,150
Providence Public Schools Financing Program
Series 2006A (AGM)
05/15/23	5.000%	2,000,000	2,043,520
Series 2007A (AGM)
05/15/22	5.000%	2,000,000	2,069,040
Series 2007C (AGM)
05/15/21	5.000%	1,500,000	1,567,335
Public Schools Financing Program
Series 2007B (AMBAC)
05/15/19	4.250%	250,000	208,545
Series 2008A (AGM)
05/15/19	5.000%	1,765,000	1,922,879
Times2 Academy
Series 2004
12/15/24	5.000%	1,500,000	1,502,685
University of Rhode Island
Series 2009A (AGM)
09/15/24	4.750%	1,000,000	1,047,180
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Multi-Family Housing Series 1995A (AMBAC/FHA)
07/01/17	6.150%	50,000	50,118
Rhode Island Student Loan Authority Revenue Bonds Program Senior Series 2010A
12/01/20	4.600%	885,000	911,931
State of Rhode Island
Certificate of Participation
Lease-Training School Project
Series 2005A (NPFGC)
10/01/19	5.000%	1,200,000	1,281,900

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

RHODE ISLAND (CONTINUED)
Unlimited General Obligation Bonds
Consolidated Capital Development Loan
Series 2006C (NPFGC)
11/15/18	5.000%	$1,000,000	$1,131,860
Unlimited General Obligation Refunding Bonds
Consolidated Capital Development Loan
Series 2005A (AGM)
08/01/17	5.000%	2,000,000	2,258,820
Series 2006A (AGM)
08/01/20	4.500%	1,750,000	1,871,502
Town of Coventry Unlimited General Obligation Bonds Series 2002 (AMBAC)
06/15/22	5.000%	750,000	770,100
Town of Johnston Unlimited General Obligation Bonds Various Purpose Series 2004 (XLCA)
06/01/20	5.250%	555,000	573,565
Town of Smithfield Revenue Bonds Wastewater Treatment Facility Loan Series 2003 (NPFGC)
11/15/12	5.000%	855,000	901,965
Total			90,492,453

SOUTH CAROLINA 1.2%
Berkeley County School District
Revenue Bonds
Securing Assets for Education
Series 2003
12/01/18	5.250%	1,000,000	1,072,850
12/01/28	5.000%	7,205,000	7,278,923
Charleston Educational Excellence Finance Corp. Revenue Bonds Charleston County School District Series 2005
12/01/24	5.250%	10,000,000	10,609,400
Dorchester County School District No. 2 Revenue Bonds Growth Remedy Opportunity Tax Hike Series 2004
12/01/17	5.250%	2,000,000	2,162,520
Greenville County School District Refunding Revenue Bonds Building Equity Sooner Series 2005
12/01/18	5.500%	5,000,000	5,978,050

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SOUTH CAROLINA (CONTINUED)
Newberry Investing in Children’s Education Revenue Bonds Newberry County School District Project Series 2005
12/01/19	5.250%	$1,500,000	$1,596,045
Total			28,697,788

TENNESSEE 0.7%
Blount County Public Building Authority Revenue Bonds Local Government Public Improvement Bonds Series 2004B-5-A (NPFGC/FGIC)
06/01/16	5.000%	1,075,000	1,143,402
City of Chattanooga Unlimited General Obligation Refunding Bonds Series 2005A (AGM)
09/01/14	5.000%	4,150,000	4,699,253
County of Overton Unlimited General Obligation Refunding Bonds School Series 2004 (NPFGC)
04/01/16	5.000%	1,000,000	1,100,860
Memphis-Shelby County Airport Authority Refunding Revenue Bonds Federal Express Corp. Series 1997
09/01/12	5.350%	3,530,000	3,671,835
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Improvement Refunding Revenue Bonds Meharry Medical College Series 1996 (AMBAC)
12/01/16	6.000%	3,800,000	4,213,858
Metropolitan Government of Nashville & Davidson County Refunding Revenue Bonds Series 1998B
05/15/13	5.500%	3,000,000	3,268,050
Total			18,097,258

TEXAS 9.4%
Aldine Independent School District Unlimited General Obligation Refunding Bonds Series 2005 (Permanent School Fund Guarantee)
02/15/15	5.250%	1,655,000	1,835,461
Barbers Hill Independent School District Unlimited General Obligation Refunding Bonds Series 2003 (Permanent School Fund Guarantee)
02/15/22	5.000%	1,030,000	1,080,779

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)
Brownwood Independent School District Unlimited General Obligation Refunding Bonds School Building Series 2005 (NPFGC/FGIC)
02/15/17	5.250%	$1,310,000	$1,444,236
Central Texas Regional Mobility Authority
Revenue Bonds
Senior Lien
Series 2010
01/01/19	5.750%	750,000	824,445
01/01/20	5.750%	1,250,000	1,357,563
Central Texas Regional Mobility Authority
Revenue Bonds
Senior Lien
Series 2011
01/01/31	5.750%	10,300,000	10,295,880
City of Austin
Refunding Revenue Bonds
Series 2002A (AMBAC)
11/15/13	5.500%	2,000,000	2,217,420
Subordinated Lien
Series 1998 (NPFGC)
05/15/18	5.250%	1,100,000	1,270,214
City of Corpus Christi
Limited General Obligation Bonds
Hotel Occupancy Certificates Obligation
Series 2002 (AGM)
09/01/15	5.500%	1,655,000	1,738,031
Refunding Revenue Bonds
Series 2005A (AMBAC)
07/15/19	5.000%	2,000,000	2,159,960
City of El Paso Limited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
08/15/14	5.250%	2,000,000	2,260,880
City of Houston
Limited General Obligation Bonds
Series 2005E (AMBAC)
03/01/20	5.000%	2,525,000	2,734,827
Refunding Revenue Bonds
1st Lien
Series 2004A (NPFGC/FGIC)
05/15/24	5.250%	5,000,000	5,420,850
Series 2001A (AGM)
12/01/17	5.500%	4,720,000	4,793,726
Revenue Bonds
Convention & Entertainment
Series 2001B (AMBAC)
09/01/19	5.250%	1,195,000	1,196,673
09/01/20	5.250%	1,265,000	1,266,518
Subordinated Lien
Series 2002 (AGM)
07/01/27	5.000%	5,000,000	5,044,200
City of Houston (b)
Revenue Bonds
Capital Appreciation-Convention
Series 2001B (AMBAC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)
09/01/17	0.000%	$2,000,000	$1,544,500
City of Irving
Prerefunded 11/15/15 Limited General Obligation Bonds
Improvement
Series 2005A
11/15/18	5.000%	1,075,000	1,258,159
Unrefunded Limited General Obligation Bonds
Improvement
Series 2005A
11/15/18	5.000%	925,000	1,036,194
City of Laredo Limited General Obligation Refunding Bonds Series 2005 (AMBAC)
08/15/20	5.000%	1,065,000	1,143,821
City of McKinney Limited General Obligation Bonds Waterworks & Sewer System Series 2005 (NPFGC/FGIC)
08/15/17	5.250%	1,125,000	1,271,880
City of San Antonio
Refunding Revenue Bonds
Series 2005
02/01/18	5.000%	10,000,000	11,126,000
System
Series 2002
02/01/14	5.375%	2,500,000	2,793,625
City of West University Place Limited General Obligation Refunding Bonds Permanent Improvement Series 2002
02/01/15	5.500%	645,000	660,590
Conroe Independent School District
Prerefunded 02/15/15 Unlimited General Obligation Bonds
Schoolhouse
Series 2005C (Permanent School Fund Guarantee)
02/15/19	5.000%	1,650,000	1,888,458
Unlimited General Obligation Bonds
School Building
Series 2009A
02/15/25	5.250%	1,135,000	1,255,015
Corpus Christi Business & Job Development Corp.
Improvement Refunding Revenue Bonds
Arena Project
Series 2002 (AMBAC)
09/01/14	5.500%	2,065,000	2,217,252
09/01/18	5.500%	1,250,000	1,339,050
County of Williamson Unlimited General Obligation Bonds Series 2005 (NPFGC)
02/15/16	5.000%	1,985,000	2,242,494
Dallas County Community College District Limited General Obligation Bonds Series 2009
02/15/20	5.000%	750,000	881,790

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)
Dickinson Independent School District Unlimited General Obligation Bonds Series 2006 (Permanent School Fund Guarantee)
02/15/20	5.000%	$2,405,000	$2,679,699
Dripping Springs Independent School District Unlimited General Obligation Bonds School Building Series 2008 (Permanent School Fund Guarantee)
02/15/26	5.000%	1,000,000	1,088,120
Duncanville Independent School District Unlimited General Obligation Refunding Bonds Capital Appreciation Series 2005 (Permanent School Fund Guarantee) (b)
02/15/22	0.000%	2,000,000	1,392,240
Gulf Coast Waste Disposal Authority
Revenue Bonds
BP Products North America
Series 2007
01/01/42	2.300%	3,350,000	3,413,382
Gulf Coast Waste Disposal Authority (a)
Refunding Revenue Bonds
Series 2002A AMT
08/01/24	6.100%	5,750,000	5,824,232
Harris County Flood Control District Limited General Obligation Bonds Improvement Series 2006
10/01/29	4.750%	10,000,000	10,337,300
Harris County Health Facilities Development Corp. Revenue Bonds Memorial Hospital System Project Series 1997A (NPFGC)
06/01/13	6.000%	2,170,000	2,343,448
Harris County Industrial Development Corp. Revenue Bonds Deer Park Refining Project Series 2008
05/01/18	4.700%	12,000,000	12,837,480
Houston Area Water Corp. Prerefunded 03/01/12 Revenue Bonds Northeast Water Purification Project Series 2002 (FGIC)
03/01/18	5.500%	3,000,000	3,094,260
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05/15/31	6.500%	1,000,000	1,044,800
Houston Independent School District Limited General Obligation Refunding Bonds Limited Tax Series 2007 (Permanent School Fund Guarantee)
02/15/25	4.500%	5,000,000	5,218,650

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)
La Joya Independent School District Unlimited General Obligation Refunding Bonds Series 2005 (Permanent School Fund Guarantee)
02/15/20	5.000%	$1,000,000	$1,111,140
La Marque Independent School District Unlimited General Obligation Refunding Bonds Series 2003 (Permanent School Fund Guarantee)
02/15/21	5.000%	1,740,000	1,838,380
Lewisville Independent School District Unlimited General Obligation Bonds School Building Series 2009
08/15/21	5.000%	1,000,000	1,148,970
Lower Colorado River Authority Refunding Revenue Bonds 5th Supplemental Series 1993 Escrowed to Maturity
01/01/16	5.375%	2,100,000	2,480,457
North Central Texas Health Facility Development Corp. Revenue Bonds Hospital-Presbyterian Healthcare Series 1996B Escrowed to Maturity (NPFGC)
06/01/16	5.500%	9,825,000	11,138,406
North Harris County Regional Water Authority Revenue Bonds Senior Lien Series 2008
12/15/20	5.250%	4,415,000	4,985,330
North Texas Tollway Authority
Refunding Revenue Bonds
System-1st Tier
Series 2008A
01/01/22	6.000%	14,000,000	15,588,300
Series 2008E-3
01/01/38	5.750%	9,350,000	10,719,962
SA Energy Acquisition Public Facility Corp. Revenue Bonds Gas Supply Series 2007
08/01/16	5.250%	4,450,000	4,794,118
Sam Rayburn Municipal Power Agency
Refunding Revenue Bonds
Series 2002
10/01/16	6.000%	3,000,000	3,103,110
10/01/21	6.000%	2,725,000	2,773,151
San Antonio Independent School District Unlimited General Obligation Refunding Bonds Series 2001B (Permanent School Fund Guarantee) Escrowed to Maturity (b)
08/15/11	0.000%	3,500,000	3,499,522
San Juan Higher Education Finance Authority
Revenue Bonds
Idea Public Schools
Series 2010A
08/15/20	5.125%	2,000,000	2,012,180

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)
08/15/24	5.750%	$1,590,000	$1,602,211
Southwest Higher Education Authority Revenue Bonds Southern Methodist University Project Series 2009
10/01/26	5.000%	1,000,000	1,074,120
Spring Independent School District Unlimited General Obligation Bonds Schoolhouse Series 2009 (Permanent School Fund Guarantee)
08/15/21	5.000%	750,000	854,505
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Air Force Obligation Group
Series 2007
05/15/27	5.125%	3,750,000	3,421,312
Buckner Retirement Services, Inc. Project
Series 2007
11/15/11	5.000%	750,000	757,283
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	3,000,000	3,616,980
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds Senior Lien Series 2006A
12/15/12	5.000%	5,500,000	5,773,405
Texas Public Finance Authority Revenue Bonds Stephen F. Austin State University Financing Series 2005 (NPFGC)
10/15/19	5.000%	2,000,000	2,160,920
Trinity River Authority
Improvement Refunding Revenue Bonds
Tarrant County Water Project
Series 2005 (NPFGC)
02/01/17	5.000%	1,000,000	1,120,330
02/01/18	5.000%	1,000,000	1,117,460
University of Houston Refunding Revenue Bonds Series 2009
02/15/21	5.000%	1,000,000	1,128,290
University of Texas System
Prerefunded 02/15/17 Revenue Bonds
Financing System
Series 2006D
08/15/18	5.000%	8,455,000	10,032,534
Refunding Revenue Bonds
Financing System
Series 2004A
08/15/17	5.250%	2,000,000	2,416,920
Unrefunded Revenue Bonds
Financing System

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)
Series 2006D
08/15/18	5.000%	$1,545,000	$1,788,059
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/22	5.000%	750,000	758,423
West Harris County Regional Water Authority Revenue Bonds Series 2009
12/15/25	5.000%	1,000,000	1,056,690
White Settlement Independent School District Unlimited General Obligation Refunding Bonds Series 2003 (Permanent School Fund Guarantee)
08/15/19	5.375%	1,910,000	2,069,390
Total			232,815,960

UTAH 0.9%

Intermountain Power Agency Refunding Revenue Bonds Subordinated Series 2007A (AMBAC)
07/01/17	5.000%	15,000,000	17,365,050
Utah State Building Ownership Authority Refunding Revenue Bonds State Facilities Master Lease Program Series 1998C Escrowed to Maturity (AGM)
05/15/14	5.500%	5,000,000	5,646,000
Total			23,011,050

VIRGINIA 1.4%

Augusta County Industrial Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003
09/01/18	5.250%	1,500,000	1,702,770
Peninsula Town Center Community Development Authority Revenue Bonds Series 2007
09/01/24	6.250%	2,363,000	2,335,849
Tobacco Settlement Financing Corp. Prerefunded 06/01/15 Asset-Backed Revenue Bonds Series 2005
06/01/26	5.500%	500,000	554,670
Virginia College Building Authority Revenue Bonds Public Higher Education Financing Program Series 2009A
09/01/24	5.000%	1,000,000	1,110,850
Virginia Public School Authority
Refunding Revenue Bonds
School Financing 1997 Resolution

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

VIRGINIA (CONTINUED)
Series 2005B
08/01/16	5.250%	$13,995,000	$16,731,583
Revenue Bonds
School Financing 1997 Resolution
Series 2005C
08/01/16	5.000%	6,285,000	7,182,372
Virginia Resources Authority
Revenue Bonds
State Revolving Fund
Series 2009
10/01/22	5.000%	500,000	574,595
Subordinated Series 2008
10/01/19	5.000%	1,000,000	1,176,830
Subordinated Revenue Bonds
Clean Water State Revolving Fund
Series 2007
10/01/17	5.000%	3,760,000	4,513,805
Total			35,883,324

WASHINGTON 1.5%
Clark County School District No. 37 Vancouver Unlimited General Obligation Bonds Series 2001C (NPFGC/FGIC) (b)
12/01/16	0.000%	1,000,000	879,200
Energy Northwest
Refunding Revenue Bonds
Project No.1
Series 2002A (NPFGC)
07/01/16	5.500%	4,675,000	4,881,541
Revenue Bonds
Columbia Generating Station
Series 2007D
07/01/22	5.000%	1,000,000	1,103,480
Ocean Shores Local Improvement District Special Assessment Bonds B.A.N. No. 2007-1 Series 2008 Escrowed to Maturity
08/01/11	4.750%	1,000,000	1,000,014
State of Washington
Unlimited General Obligation Bonds
Motor Vehicle Fuel
Series 2010B
08/01/26	5.000%	18,270,000	20,021,910
Series 2007A
07/01/21	5.000%	700,000	782,075
Series 2008D
01/01/20	5.000%	1,000,000	1,143,630
Unrefunded Limited General Obligation Bonds
Various Purpose
Series 2002R-03A (NPFGC)
01/01/18	5.000%	6,485,000	6,600,109
Total			36,411,959

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Co. Amos Series 2008C
05/01/19	4.850%	$6,500,000	$6,905,275
West Virginia Hospital Finance Authority Revenue Bonds Charleston Area Medical Center, Inc. Series 1993A Escrowed to Maturity
09/01/23	6.500%	3,980,000	5,131,732
Total			12,037,007

WISCONSIN 1.4%
City of Sheboygan Refunding Revenue Bonds Wisconsin Power Series 2006 (FGIC)
09/01/15	5.000%	5,000,000	5,618,900
State of Wisconsin
Revenue Bonds
Series 2009A
05/01/22	5.000%	1,000,000	1,118,850
05/01/23	5.125%	14,000,000	15,593,060
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08/15/23	5.125%	13,065,000	13,069,311
Revenue Bonds
St. John’s Communities, Inc.
Series 2009C-2
09/15/14	5.400%	500,000	486,950
Total			35,887,071
Total Municipal Bonds (Cost: $2,282,552,868)			$2,394,413,981

		Shares	Value

Money Market Fund 2.2%

Dreyfus Tax-Exempt Cash Management Fund, 0.030% (h)		25,417,589	$25,417,589
JPMorgan Tax-Free Money Market Fund, 0.010% (h)		29,885,855	29,885,855

Total Money Market Fund (Cost: $55,303,444)			$55,303,444

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 0.1%

COLORADO 0.1%
Colorado Educational & Cultural Facilities Authority Revenue Bonds Flying J Ranch LLC VRDN Series 2006 (U.S. Bank) (f)(i)
03/01/36	0.100%	800,000	$800,000

MISSOURI —%
Missouri State Health & Educational Facilities Authority Revenue Bonds St. Louis University VRDN Series 2008A-2 (Wells Fargo Bank) (f)(i)
10/01/35	0.080%	700,000	700,000

Total Floating Rate Notes (Cost: $1,500,000)			$1,500,000

Total Investments
(Cost: $2,339,356,312) (j)		$2,451,217,425(k)
Other Assets & Liabilities, Net		14,816,359
Total Net Assets		$2,466,033,784

Notes to Portfolio of Investments
(a)	At July 31, 2011, the value of securities subject to alternative minimum tax represented 0.77% of net assets.
(b)	Zero coupon bond.

(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2011 was $7,339,304, representing 0.30% of net assets. Information concerning such security holdings at July 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Capital Trust Agency
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
7.000% 07/15/32	07-23-08	$ 1,910,000
Illinois Finance Authority
Revenue Bonds
Monarch Landing, Inc. Facility
Series 2007 A
5.500% 12/01/13	12-20-07	1,809,764
Illinois Finance Authority
Revenue Bonds
Monarch Landing, Inc. Facility
Series 2007 A
6.000% 12/01/17	12-10-07	2,961,472
Illinois Finance Authority
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007 A
5.500% 11/15/12	08-17-07	356,470
Illinois Finance Authority
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007 A
5.400% 11/15/16	08-22-07	1,534,079
Illinois Finance Authority
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007 A
5.875% 11/15/22	08-09-07	5,854,379
Oakmont Grove Community Development District
Special Assessment Bonds
Series 2007B
5.250% 05/01/12	04-19-07-04-25-07	2,007,500
Parker Road Community Development District
Special Assessment Bonds
Series 2007B
5.350% 05/01/15	05-25-07	2,000,000
Six Mile Creek Community Development District
Special Assessment Bonds
Series 2007
5.500% 05/01/17	06-25-07	1,462,428
Six Mile Creek Community Development District
Special Assessment Bonds
Series 2007
5.650% 05/01/22	06-25-07-05-01-08	2,742,618
Sterling Hill Community Development District
Special Assessment Bonds
Series 2003B
5.500% 11/01/10	10-23-03	154,112
Sweetwater Creek Community Development District
Special Assessment Bonds
Series 2007B-1
5.300% 05/01/17	04-26-07-04-03-08	4,324,744
Sweetwater Creek Community Development District
Special Assessment Bonds
Series 2007B-2
5.125% 05/01/13	04-26-07-06-25-07	2,606,498

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of these securities amounted to $11,874,911 or 0.48% of net assets.

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2011, the value of these securities amounted to $807,847, which represents 0.03% of net assets.

(f)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2011.
(g)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 1.46% of net assets at July 31, 2011.

(h)	The rate shown is the seven-day current annualized yield at July 31, 2011.
(i)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(j)

At July 31, 2011, the cost of securities for federal income tax purposes was approximately $2,339,356,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$148,840,000
	Unrealized Depreciation	(36,979,000)
	Net Unrealized Appreciation	$111,861,000

(k)	Securities are valued using policies described below:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

	Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or a class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corporation
BNY	Bank of New York
CIFG	IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
TCRS	Transferable Custodial Receipts
VRDN	Variable Rate Demand Note
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Municipal Bonds	-	2,394,413,981	-	2,394,413,981

Total Bonds	-	2,394,413,981	-	2,394,413,981

Other
Unaffiliated Money Market Fund(c)	55,303,444	-	-	55,303,444
Total Other	55,303,444	-	-	55,303,444

Short-Term Securities
Floating Rate Notes	-	1,500,000	-	1,500,000

Total Short-Term Securities	-	1,500,000	-	1,500,000
Total	$55,303,444	$2,395,913,981	$-	$2,451,217,425

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2011.

Portfolio of Investments

Columbia Massachusetts Intermediate Municipal Bond Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.2%
ADVANCED REFUNDED 8.7%
City of Boston Prerefunded 05/01/12 Special Obligation Revenue Bonds Series 2002A (AMBAC)
05/01/19	5.000%	$1,500,000	$1,554,645
City of Lowell Prerefunded 02/01/12 Limited General Obligation Bonds State Qualified Series 2002 (AMBAC)
02/01/13	5.000%	1,215,000	1,257,015
City of Springfield Prerefunded 01/15/13 Limited General Obligation Bonds State Qualified Series 2003 (NPFGC)
01/15/15	5.250%	1,500,000	1,607,760
Commonwealth of Massachusetts
Prerefunded 01/01/13 Limited General Obligation Bonds
Consolidated Loan
Series 2002E (AGM)
01/01/18	5.250%	4,000,000	4,276,640
Prerefunded 06/01/12 Revenue Bonds
Consolidated Loan
Series 2002A (FGIC)
06/01/19	5.375%	1,125,000	1,173,116
Prerefunded 08/01/14 Limited General Obligation Bonds
Consolidated Loan
Series 2004B (AMBAC)
08/01/22	5.000%	2,000,000	2,258,080
Prerefunded 12/01/11 Limited General Obligation Bonds
Consolidated Loan
Series 2001C (FHLMC/FNMA)
12/01/18	5.375%	3,000,000	3,050,250
Commonwealth of Massachusetts (a)
Revenue Bonds
Capital Appreciation-Federal Highway
Series 1998A Escrowed to Maturity
06/15/15	0.000%	4,000,000	3,793,720
Massachusetts Department of Transportation Revenue Bonds Series 1993A Escrowed to Maturity
01/01/13	5.000%	110,000	114,304
Massachusetts Development Finance Agency
Prerefunded 07/01/13 Revenue Bonds
Pharmacy & Allied Health Sciences
Series 2003
07/01/23	6.375%	1,000,000	1,125,670
Prerefunded 09/01/11 Revenue Bonds
Education-Belmont Hill School
Series 2001
09/01/31	5.000%	1,000,000	1,013,980
Prerefunded 09/01/13 Revenue Bonds
Milton Academy
Series 2003A
09/01/19	5.000%	500,000	546,950

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ADVANCED REFUNDED (CONTINUED)
Prerefunded 12/01/12 Revenue Bonds
Western New England College
Series 2002
12/01/22	5.875%	$540,000	$577,811
Massachusetts Health & Educational Facilities Authority
Prerefunded 10/01/12 Revenue Bonds
University of Massachusetts Project
Series 2002C (NPFGC)
10/01/13	5.250%	1,475,000	1,560,904
Prerefunded 10/01/13 Revenue Bonds
Simmons College
Series 2003F (FGIC)
10/01/15	5.000%	1,015,000	1,112,623
10/01/17	5.000%	510,000	559,052
Massachusetts Port Authority Revenue Bonds Series 1973 Escrowed to Maturity
07/01/12	5.625%	230,000	239,326
Massachusetts State College Building Authority Revenue Bonds Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC) (a)
05/01/28	0.000%	4,000,000	1,983,640
Massachusetts State Water Pollution Abatement
Prerefunded 08/01/11 Revenue Bonds
Pool Program
Series 2001-7
02/01/13	5.250%	250,000	250,070
Revenue Bonds
Series 1993A Escrowed to Maturity
02/01/13	5.450%	250,000	256,950
University of Massachusetts Building Authority Prerefunded 11/01/13 Revenue Bonds Senior Series 2003-1 (AMBAC)
11/01/15	5.250%	2,000,000	2,216,420
Total			30,528,926
AIRPORT 2.6%
Massachusetts Port Authority
Refunding Revenue Bonds
Passenger Facility Charge
Series 2007D (AGM)
07/01/17	5.000%	3,000,000	3,456,780
Revenue Bonds
Series 2005C (AMBAC)
07/01/15	5.000%	1,500,000	1,722,090
07/01/22	5.000%	3,500,000	3,803,940
Total			8,982,810
COLLEGE 18.7%
Massachusetts Development Finance Agency
Revenue Bonds
Boston College
Series 2007P
07/01/20	5.000%	3,260,000	3,647,875
Boston University

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLLEGE (CONTINUED)
Series 2009V-2
10/01/14	2.875%	$3,000,000	$3,135,840
Brandeis University
Series 2010O-2
10/01/24	5.000%	4,999,999	5,354,350
Clark University Issue
Series 1998
07/01/16	5.250%	1,445,000	1,448,468
Emerson College
Series 2006A
01/01/21	5.000%	2,500,000	2,635,650
01/01/23	5.000%	1,000,000	1,034,970
Hampshire College
Series 2004
10/01/14	5.150%	170,000	174,816
Mount Holyoke College
Series 2008
07/01/23	5.000%	1,285,000	1,414,991
Noble & Greenough School
Series 2011
04/01/21	4.000%	1,500,000	1,614,360
Wheelock College
Series 2007C
10/01/17	5.000%	1,190,000	1,251,797
Worcester Polytechnic Institute
Series 2007 (NPFGC)
09/01/22	5.000%	1,710,000	1,830,829
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Berklee College of Music
Series 2007A
10/01/32	5.000%	2,440,000	2,441,122
Boston College
Series 2003N
06/01/15	5.250%	1,000,000	1,069,140
Series 2008M-1
06/01/24	5.500%	3,000,000	3,582,420
Harvard University
Series 2001DD
07/15/35	5.000%	2,500,000	2,503,675
Massachusetts Institute of Technology
Series 2002K
07/01/12	5.250%	1,000,000	1,046,600
07/01/17	5.375%	2,275,000	2,764,830
07/01/22	5.500%	1,000,000	1,249,870
Series 2004M
07/01/19	5.250%	610,000	743,090
Northeastern University
Series 1998G (NPFGC)
10/01/12	5.500%	1,110,000	1,169,119
Series 2010A
10/01/13	5.000%	1,040,000	1,126,341
Simmons College
Series 2009I
10/01/18	6.750%	1,365,000	1,679,673
Suffolk University
Series 2009A
07/01/24	6.000%	2,100,000	2,290,344

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLLEGE (CONTINUED)
Tufts University
Series 2002J
08/15/16	5.500%	$1,500,000	$1,797,135
Series 2008
08/15/14	5.000%	1,250,000	1,405,287
08/15/17	5.000%	1,145,000	1,349,497
Wellesley College
Series 2003
07/01/15	5.000%	610,000	658,769
Williams College
Series 2003H
07/01/16	5.000%	1,740,000	1,877,373
Massachusetts Health & Educational Facilities Authority (b)
Revenue Bonds
Northeastern University
Series 2008T-3
10/01/37	2.700%	2,500,000	2,570,425
Massachusetts Industrial Finance Agency Revenue Bonds Tufts University Series 1998H (NPFGC)
02/15/13	5.500%	1,830,000	1,972,612
Massachusetts State College Building Authority Prerefunded 05/01/14 Revenue Bonds Series 2004A (NPFGC)
05/01/16	5.000%	530,000	593,123
University of Massachusetts Building Authority
Refunding Revenue Bonds
Series 2004-04-1 (AMBAC)
11/01/12	5.250%	650,000	686,257
Revenue Bonds
Senior Series 2008-2 (AGM)
05/01/21	5.000%	1,510,000	1,699,263
Senior Series 2009-1
05/01/23	5.000%	5,000,000	5,571,400
Total			65,391,311
ELECTRIC 4.4%
Berkshire Wind Power Cooperative Corp.
Revenue Bonds
Series 2010-1
07/01/24	5.250%	3,785,000	3,998,322
07/01/25	5.000%	2,000,000	2,066,560
Massachusetts Development Finance Agency Refunding Revenue Bonds Dominion Energy Brayton 1 Series 2009 (b)
12/01/42	5.750%	3,460,000	3,872,328
Puerto Rico Electric Power Authority (c)
Refunding Revenue Bonds
Series 2010ZZ
07/01/24	5.250%	1,615,000	1,664,807
Revenue Bonds
Series 1997BB (NPFGC)
07/01/12	6.000%	1,000,000	1,043,640
Series 2002LL (NPFGC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ELECTRIC (CONTINUED)
07/01/17	5.500%	$2,400,000	$2,699,040
Total			15,344,697
HEALTH CARE - HOSPITAL 8.5%
Massachusetts Development Finance Agency Revenue Bonds UMASS Memorial Issue Series 2011H (d)
07/01/26	5.125%	2,000,000	1,954,060
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Baystate Medical Center
Series 2002F
07/01/13	5.750%	890,000	921,996
Boston Medical Center
Series 1998A (NPFGC)
07/01/15	5.250%	2,500,000	2,504,400
Caregroup
Series 1998B-2 (NPFGC)
02/01/27	5.375%	1,585,000	1,595,556
Series 2004D (NPFGC)
07/01/22	5.250%	1,000,000	1,044,750
Series 2008E-2
07/01/19	5.375%	4,675,000	5,088,176
Milford Regional Medical
Series 2007E
07/15/17	5.000%	1,050,000	1,100,022
07/15/22	5.000%	1,500,000	1,482,285
Partners Healthcare
Series 2003E
07/01/15	5.000%	1,140,000	1,218,455
Series 2010J-2
07/01/22	5.000%	5,000,000	5,475,000
Partners Healthcare System
Series 2005F
07/01/17	5.000%	2,000,000	2,220,440
Series 2007G
07/01/18	5.000%	2,575,000	2,925,767
UMASS Memorial Issue
Series 1998A (AMBAC)
07/01/14	5.250%	2,000,000	2,004,860
Unrefunded Revenue Bonds
Partners Healthcare
Series 2001
07/01/21	5.750%	30,000	30,399
Total			29,566,166
HEALTH CARE - LIFE CARE CENTER 1.0%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage VOA Concord
Series 2007
11/01/17	5.000%	725,000	667,305
11/01/27	5.125%	1,500,000	1,134,825
Revenue Bonds
1st Mortgage-Orchard Cove
Series 2007

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - LIFE CARE CENTER (CONTINUED)
10/01/17	5.000%	$1,380,000	$1,291,307
10/01/18	5.000%	515,000	473,445
Total			3,566,882
HEALTH CARE - OTHER 0.4%
Massachusetts Development Finance Agency Revenue Bonds Evergreen Center, Inc. Series 2005
01/01/20	5.500%	1,355,000	1,356,192
HOUSING - SINGLE FAMILY 0.6%
Massachusetts Housing Finance Agency Revenue Bonds Single Family Series 2009-143
12/01/24	5.000%	2,000,000	2,078,720
LEASE 2.6%
City of Boston Refunding Revenue Bonds Boston City Hospital Series 2002
08/01/14	5.000%	5,000,000	5,199,250
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project
Series 2000
08/01/13	5.750%	1,030,000	1,125,697
08/01/17	6.000%	540,000	650,738
08/01/21	6.000%	1,750,000	2,069,865
Total			9,045,550
MISCELLANEOUS 6.7%
Boston Housing Authority
Revenue Bonds
Series 2008 (AGM)
04/01/20	5.000%	2,135,000	2,302,896
04/01/23	5.000%	1,865,000	1,947,620
Massachusetts Development Finance Agency Revenue Bonds Jewish Philanthropies Series 2002A
02/01/22	5.250%	970,000	999,071
Massachusetts State Water Pollution Abatement
Refunding Revenue Bonds
Pool Program
Series 2004A
08/01/15	5.250%	3,000,000	3,508,410
Series 2006
08/01/20	5.250%	3,000,000	3,635,700
Revenue Bonds
Pool Program
Series 2002-8

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISCELLANEOUS (CONTINUED)
08/01/11	5.000%	$1,000,000	$1,000,391
Series 2005-11
08/01/19	5.250%	4,465,000	5,414,705
Unrefunded Revenue Bonds
Pool Program
Series 1999-5
08/01/16	5.750%	95,000	95,415
Metropolitan Boston Transit Parking Corp. Revenue Bonds Series 2011
07/01/25	5.000%	3,210,000	3,467,924
Woods Hole Marthas Vineyard & Nantucket Steamship Authority Revenue Bonds Series 2004B
03/01/18	5.000%	975,000	1,088,500
Total			23,460,632
SALES OR USE TAX 8.9%
Commonwealth of Massachusetts
Revenue Bonds
Consolidated Loan
Series 1997A
06/01/13	5.500%	1,000,000	1,086,540
Series 2004 (NPFGC/FGIC)
01/01/19	5.250%	750,000	870,180
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2003A
07/01/17	5.250%	1,000,000	1,197,000
07/01/19	5.250%	625,000	750,306
Senior Series 2004C
07/01/18	5.250%	1,000,000	1,201,580
Senior Series 2005B (NPFGC)
07/01/23	5.500%	2,890,000	3,518,777
Senior Series 2006A
07/01/22	5.250%	3,500,000	4,172,945
Senior Series 2008B
07/01/23	5.000%	910,000	1,063,399
Massachusetts School Building Authority
Revenue Bonds
Series 2005A (AGM)
08/15/26	5.000%	5,000,000	5,299,150
Series 2007A (AMBAC)
08/15/18	5.000%	5,000,000	5,841,900
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2005BB (AGM) (c)
07/01/22	5.250%	3,000,000	3,199,020
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (c)
10/01/25	5.000%	2,755,000	2,758,830
Total			30,959,627

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SCHOOL 0.9%
Massachusetts Development Finance Agency Revenue Bonds Foxborough Regional Charter School Series 2010A
07/01/30	6.375%	$3,150,000	$3,251,367
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS 7.1%
Boston Metropolitan District Unlimited General Obligation Refunding Bonds Series 2002A
12/01/14	5.250%	2,010,000	2,131,706
City of Boston
Unlimited General Obligation Refunding Bonds
Series 2002B (NPFGC/FGIC)
02/01/12	5.000%	6,000,000	6,146,400
Series 2004A
01/01/14	5.000%	1,000,000	1,105,640
City of Lawrence Limited General Obligation Refunding Bonds State Qualified Series 2006 (AGM)
02/01/18	5.000%	1,500,000	1,739,085
City of Springfield Limited General Obligation Bonds State Qualified Municipal Purpose Loan Series 2003 (AGM)
08/01/21	4.500%	2,000,000	2,132,160
City of Westfield Limited General Obligation Refunding Bonds Series 2003 (NPFGC)
09/01/18	5.000%	500,000	521,050
City of Worcester Limited General Obligation Bonds Series 2004A (NPFGC)
08/15/13	5.250%	2,810,000	3,058,179
Dudley Charlton Regional School District Unlimited General Obligation Bonds Series 1999A (NPFGC/FGIC)
06/15/14	5.125%	2,305,000	2,557,075
Pioneer Valley Regional School District Unlimited General Obligation Bonds Series 2002 (AMBAC)
06/15/12	5.000%	1,000,000	1,038,310
Puerto Rico Municipal Finance Agency Unrefunded Revenue Bonds Series 1997A (AGM) (c)
07/01/17	5.500%	245,000	245,664
Town of Hopedale Limited General Obligation Refunding Bonds Series 2004 (AMBAC)
11/15/17	5.000%	1,000,000	1,107,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS (CONTINUED)
Town of Sandwich Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
07/15/18	5.000%	$1,575,000	$1,793,610
Town of Westborough Unlimited General Obligation Bonds Series 2003
11/15/16	5.000%	1,000,000	1,083,780
Total			24,659,659
STATE 15.3%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002C
11/01/17	5.500%	1,500,000	1,822,755
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	3,500,000	4,267,410
Series 2008A
08/01/16	5.000%	2,000,000	2,347,740
Limited General Obligation Refunding Bonds
Series 2003D
10/01/17	5.500%	5,000,000	6,067,200
Series 2003D (AMBAC)
10/01/19	5.500%	5,000,000	6,109,350
Series 2003D (NPFGC)
10/01/20	5.500%	2,500,000	3,057,750
Series 2004B
08/01/20	5.250%	3,000,000	3,600,510
Series 2006B (AGM)
09/01/22	5.250%	4,000,000	4,798,800
Unlimited General Obligation Refunding Bonds
Series 2003D (AGM)
10/01/19	5.500%	3,500,000	4,276,545
Series 2004C (AMBAC)
12/01/24	5.500%	5,000,000	6,113,450
Series 2004C (NPFGC)
12/01/19	5.500%	3,795,000	4,644,473
Series 2008A
09/01/15	5.000%	3,000,000	3,476,430
Commonwealth of Massachusetts (b)
Unlimited General Obligation Bonds
Series 2010A
02/01/14	0.710%	3,000,000	3,002,460
Total			53,584,873

STUDENT LOAN 2.2%

Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010A
01/01/22	5.500%	3,500,000	3,796,590
Series 2009I

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

STUDENT LOAN (CONTINUED)

01/01/18	5.125%	$3,650,000	$4,075,079
Total			7,871,669

TOLL ROAD 0.7%

Massachusetts State Department of Transportation Revenue Bonds Senior Series 2010B
01/01/22	5.000%	2,180,000	2,388,364

WATER & SEWER 7.9%

Massachusetts State Water Pollution Abatement Revenue Bonds State Revolving Fund Series 2009-14
08/01/24	5.000%	3,100,000	3,491,561
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 1998B (AGM/TCRS)
08/01/15	5.500%	1,165,000	1,372,148
Series 2005A (NPFGC/TCRS)
08/01/17	5.250%	6,000,000	7,196,400
Series 2007B (AGM/TCRS)
08/01/23	5.250%	5,500,000	6,566,285
Revenue Bonds
General
Series 2002J (AGM/TCRS)
08/01/14	5.250%	2,870,000	3,256,618
08/01/15	5.250%	3,000,000	3,504,030
08/01/18	5.250%	1,000,000	1,203,570
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds Senior Lien Series 2008A (AGM) (c)
07/01/16	5.000%	1,000,000	1,118,040
Total			27,708,652
Total Municipal Bonds (Cost: $318,352,927)			$339,746,097

		Shares	Value

Money Market Fund 2.5%

Dreyfus Massachusetts Municipal Money Market Fund, 0.000% (e)		3,827,224	$3,827,224
JPMorgan Tax-Free Money Market Fund, 0.010% (e)		4,915,901	4,915,901

Total Money Market Fund (Cost: $8,743,125)			$8,743,125

Total Investments
(Cost: $327,096,052) (f)	$348,489,222(g)
Other Assets & Liabilities, Net	1,150,142
Total Net Assets	$349,639,364

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2011.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 3.64% of net assets at July 31, 2011.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	The rate shown is the seven-day current annualized yield at July 31, 2011.
(f)

At July 31, 2011, the cost of securities for federal income tax purposes was approximately $327,096,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$22,044,000
	Unrealized Depreciation	(651,000)
	Net Unrealized Appreciation	$21,393,000

(g)

Securities are valued using policies described below:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BNY	Bank of New York
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Municipal Bonds	$ -	$339,746,097	$-	$339,746,097

Total Bonds	-	339,746,097	-	339,746,097

Other
Unaffiliated Money Market Fund(c)	8,743,125	-	-	8,743,125

Total Other	8,743,125	-	-	8,743,125
Total	$ 8,743,125	$339,746,097	$-	$348,489,222

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2011.

Portfolio of Investments

Columbia Massachusetts Tax-Exempt Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.1%

ADVANCED REFUNDED 6.8%

Massachusetts State College Building Authority (a)
Revenue Bonds
Capital Appreciation
Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/18	0.000%	$4,000,000	$3,426,720
05/01/23	0.000%	3,000,000	1,967,700
Puerto Rico Public Finance Corp. Revenue Bonds Commonwealth Appropriation Series 1998A (AMBAC) (b)
06/01/19	5.375%	2,190,000	2,737,062
Total			8,131,482

AIRPORT 5.2%

Massachusetts Port Authority
Revenue Bonds
Conrac Project
Series 2011A
07/01/41	5.125%	3,000,000	2,948,040
Series 2007A (AGM)
07/01/37	4.500%	1,500,000	1,412,415
Massachusetts Port Authority (c)
Revenue Bonds
Bosfuel Project
Series 2007 (NPFGC/FGIC) AMT
07/01/32	5.000%	2,000,000	1,897,960
Total			6,258,415

COLLEGE 18.7%

Massachusetts Development Finance Agency
Revenue Bonds
Boston University
Series 1999P
05/15/59	6.000%	1,000,000	1,051,310
Series 2005T-1 (AMBAC)
10/01/39	5.000%	2,000,000	1,973,080
Holy Cross
Series 2002 (AMBAC)
09/01/32	5.250%	1,500,000	1,678,395
Smith College
Series 2005
07/01/35	5.000%	3,000,000	3,058,680
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-2
06/01/35	5.500%	2,500,000	2,839,275
Harvard University
Series 1991N
04/01/20	6.250%	2,675,000	3,464,232
Series 2009A
11/15/36	5.500%	1,000,000	1,090,060
Suffolk University
Series 2009A
07/01/30	6.250%	1,000,000	1,064,080
Tufts University
Series 2008

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

COLLEGE (CONTINUED)

08/15/38	5.375%	$1,000,000	$1,055,390
Massachusetts State College Building Authority
Refunding Revenue Bonds
Senior Series 1994A
05/01/14	7.500%	1,825,000	2,009,836
Revenue Bonds
Series 2008A (AGM)
05/01/38	5.000%	3,000,000	3,034,050
Total			22,318,388

ELECTRIC 2.4%

Berkshire Wind Power Cooperative Corp. Revenue Bonds Series 2010-1
07/01/30	5.250%	1,000,000	1,035,040
Massachusetts Development Finance Agency Revenue Bonds Devens Electric System Series 2001
12/01/30	6.000%	1,000,000	1,015,440
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2007VV (NPFGC) (b)
07/01/29	5.250%	750,000	756,922
Total			2,807,402

HEALTH CARE - HOSPITAL 5.7%

Massachusetts Development Finance Agency Revenue Bonds UMASS Memorial Issue Series 2011H (d)
07/01/31	5.500%	2,000,000	1,959,620
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Massachusetts Eye & Ear Infirmary
Series 2010C
07/01/35	5.375%	1,000,000	936,750
Milford Regional Medical
Series 2007E
07/15/27	5.000%	1,695,000	1,530,484
Partners Healthcare
Series 2010J-1
07/01/34	5.000%	1,500,000	1,516,560
Unrefunded Revenue Bonds
Healthcare System-Covenant
Series 2002
07/01/31	6.000%	790,000	797,560
Total			6,740,974

HEALTH CARE - LIFE CARE CENTER 2.3%

Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/41	5.200%	1,145,000	779,734
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HEALTH CARE - LIFE CARE CENTER (CONTINUED)

1st Mortgage-Loomis Communities Project
Series 2002A
03/01/32	6.900%	$1,000,000	$1,010,300
Groves-Lincoln
Series 2009A
06/01/29	7.500%	1,000,000	1,002,840
Total			2,792,874

HEALTH CARE - NURSING HOME 1.9%

Massachusetts Development Finance Agency Revenue Bonds Linden Ponds, Inc. Facility Series 2007A (e)
11/15/42	5.750%	3,000,000	1,601,070
Massachusetts Industrial Finance Agency Refunding Revenue Bonds Chelsea Jewish Series 1997A (FHA)
08/01/37	6.500%	710,000	717,860
Total			2,318,930

HEALTH CARE - OTHER 1.2%

Massachusetts Development Finance Agency
Revenue Bonds
Boston Biomedical Research
Series 1999
02/01/29	5.750%	825,000	729,052
Evergreen Center, Inc.
Series 2005
01/01/35	5.500%	750,000	652,268
Total			1,381,320

HOUSING - MULTI-FAMILY 1.2%

Massachusetts Housing Finance Agency Revenue Bonds Series 2010C AMT (c)
12/01/42	5.350%	1,500,000	1,459,890

HOUSING - SINGLE FAMILY 1.3%

Massachusetts Housing Finance Agency
Revenue Bonds
Series 2009-147
06/01/28	4.800%	1,000,000	1,008,130
Massachusetts Housing Finance Agency (c)
Revenue Bonds
Single Family
Series 2010-153 AMT
12/01/27	4.750%	535,000	509,812
Total			1,517,942

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

INDUSTRIAL-POLLUTION - IDR 1.3%

Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT (c)(e)
09/01/35	6.500%	$2,185,000	$1,536,470

MISCELLANEOUS REVENUE 14.0%
Massachusetts Development Finance Agency
Revenue Bonds
Broad Institute
Series 2011A
04/01/37	5.250%	3,000,000	3,052,140
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/42	5.750%	2,000,000	2,046,440
Series 2008A (AGM)
01/01/39	4.500%	2,000,000	1,841,480
Massachusetts State Water Pollution Abatement
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/27	5.250%	1,000,000	1,192,660
08/01/30	5.250%	1,000,000	1,169,680
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/17	6.000%	2,445,000	3,041,409
State Revolving Fund
Series 2009-14
08/01/38	5.000%	1,200,000	1,253,076
Metropolitan Boston Transit Parking Corp. Revenue Bonds Series 2011
07/01/36	5.250%	3,000,000	3,072,120
Total			16,669,005

SALES OR USE TAX 10.1%

Commonwealth of Massachusetts Refunding Revenue Bonds Series 2005 (NPFGC/FGIC)
01/01/30	5.500%	2,500,000	2,760,950
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2006A
07/01/31	5.250%	2,880,000	3,285,331
Senior Series 2008B
07/01/27	5.250%	710,000	824,708
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2005BB (AGM) (b)
07/01/22	5.250%	1,500,000	1,599,510
Puerto Rico Sales Tax Financing Corp. (b)
Revenue Bonds
1st Subordinated
Series 2009A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SALES OR USE TAX (CONTINUED)

08/01/37	5.750%	$2,500,000	$2,562,775
Series 2007
08/01/57	5.250%	1,000,000	1,001,220
Total			12,034,494

SCHOOL 3.6%

Massachusetts Development Finance Agency
Revenue Bonds
Education-Dexter School Project
Series 2007
05/01/26	4.500%	1,600,000	1,589,664
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	1,000,000	1,049,240
New England Center for Children
Series 1998
11/01/18	5.875%	705,000	652,562
Massachusetts Industrial Finance Agency Revenue Bonds Cambridge Friends School Series 1998
09/01/18	5.750%	1,000,000	1,000,030
Total			4,291,496

STATE 4.7%

Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
General Transportation System
Series 1994A (FGIC)
03/01/14	7.000%	1,250,000	1,397,600
Series 1992B (NPFGC)
03/01/16	6.200%	2,025,000	2,283,916
Revenue Bonds
General Transportation System
Series 1991 (NPFGC)
03/01/21	7.000%	1,500,000	1,868,460
Total			5,549,976

STUDENT LOAN 5.3%

Massachusetts Educational Financing Authority
Revenue Bonds
Series 2009I
01/01/28	6.000%	910,000	978,359
Massachusetts Educational Financing Authority (c)
Refunding Revenue Bonds
Senior Series 2002E (AMBAC) AMT
01/01/13	5.000%	1,340,000	1,359,993
Revenue Bonds
Issue I
Series 2010B AMT

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

STUDENT LOAN (CONTINUED)

01/01/31	5.700%	$910,000	$916,607
Series 2008H (AGM) AMT
01/01/30	6.350%	680,000	716,135
Series 2011J AMT
07/01/33	5.625%	2,360,000	2,346,642
Total			6,317,736

WATER & SEWER 11.4%

Boston Water & Sewer Commission
Refunding Revenue Bonds
Senior Series 2009A
11/01/28	5.000%	1,250,000	1,364,788
Revenue Bonds
Senior Series 1992A
11/01/13	5.750%	540,000	570,704
Senior Series 1993A
11/01/19	5.250%	4,750,000	5,456,562
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2007B (AGM/TCRS)
08/01/32	5.250%	1,150,000	1,303,548
Revenue Bonds
General
Series 1993C Escrowed to Maturity (AMBAC/TCRS)
12/01/15	5.250%	610,000	679,241
Series 1992A Escrowed to Maturity
07/15/19	6.500%	2,100,000	2,559,081
Unrefunded Revenue Bonds
General
Series 1993C (AMBAC/TCRS)
12/01/15	5.250%	390,000	431,527
Series 1993C (TCRS)
12/01/15	5.250%	1,070,000	1,183,934
Total			13,549,385
Total Municipal Bonds (Cost: $111,061,369)		$115,676,179

		Shares	Value

Money Market Fund 3.7%

Dreyfus Massachusetts Municipal Money Market Fund, 0.000% (f)		2,001,727	$2,001,727
JPMorgan Tax-Free Money Market Fund, 0.010% (f)		2,412,900	2,412,900

Total Money Market Fund (Cost: $4,414,627)			$4,414,627

Total Investments
(Cost: $115,475,996) (g)		$120,090,806(h)
Other Assets & Liabilities, Net			(898,123)

Total Net Assets		$119,192,683

Notes to Portfolio of Investments
(a)	Zero coupon bond.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 7.26% of net assets at July 31, 2011.

(c)	At July 31, 2011, the value of securities subject to alternative minimum tax represented 9.01% of net assets.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2011 was $3,137,540, representing 2.63% of net assets. Information concerning such security holdings at July 31, 2011 was as follows:

			Acquisition
	Security Description		Dates	Cost
	Boston Industrial Development Financing Authority
	Revenue Bonds
	Crosstown Center Project
	Senior Series 2002 AMT
	6.500% 09/01/35		09/20/02 – 04/07/08	$2,140,829

	Massachusetts Development Finance Agency
	Revenue Bonds
	Linden Ponds, Inc. Facility
	Series 2007A
	5.750% 11/15/42		07/01/08 – 11/21/08	$2,230,932

(f)	The rate shown is the seven-day current annualized yield at July 31, 2011.
(g)

At July 31, 2011, the cost of securities for federal income tax purposes was approximately $115,476,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$7,233,000
	Unrealized Depreciation	(2,618,000)
	Net Unrealized Appreciation	$4,615,000

(h)

Securities are valued using policies described below:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority

NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Municipal Bonds	$-	$115,676,179	$-	$115,676,179
Total Bonds	-	115,676,179	-	115,676,179

Other
Unaffiliated Money Market Fund(c)	4,414,627	-	-	4,414,627
Total	$4,414,627	$115,676,179	$-	$120,090,806

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2011.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Municipal Bond
Balance as of October 31, 2010	$928,476
Accrued discounts/premiums	-
Realized gain (loss)	(1,094,302)
Change in unrealized appreciation (depreciation)	881,524
Sales	(715,698)
Purchases	-
Issuances	-
Settlements	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of July 31, 2011	$-

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia New York Intermediate Municipal Bond Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 94.6%
ADVANCED REFUNDED 9.2%
City of New York Prerefunded 06/01/13 Unlimited General Obligation Bonds Series 2003J
06/01/16	5.500%	$1,250,000	$1,368,138
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC) (a)
09/01/20	0.000%	2,210,000	1,684,926
Long Island Power Authority
Revenue Bonds
General
Series 1998A Escrowed to Maturity (AGM)
12/01/13	5.500%	2,000,000	2,225,080
12/01/14	5.250%	5,000,000	5,733,700
Metropolitan Transportation Authority
Prerefunded 07/01/13 Revenue Bonds
Service Contract
Series 1997-8 (AGM)
07/01/21	5.375%	3,000,000	3,288,540
Prerefunded 10/01/15 Revenue Bonds
Series 1998A (FGIC)
04/01/23	5.000%	2,000,000	2,343,540
New York City Transitional Finance Authority Prerefunded 08/01/13 Revenue Bonds Series 2003
08/01/17	5.250%	1,100,000	1,205,600
New York State Dormitory Authority Revenue Bonds Capital Appreciation-Memorial Sloan Center Series 2003-1 Escrowed to Maturity (NPFGC) (a)
07/01/25	0.000%	3,750,000	2,291,287
New York State Thruway Authority Prerefunded 04/01/13 Revenue Bonds Series 2003A (NPFGC)
04/01/17	5.250%	1,750,000	1,893,448
Triborough Bridge & Tunnel Authority Prerefunded 01/01/22 Revenue Bonds General Purpose Series 1999B
01/01/30	5.500%	2,000,000	2,555,920
Triborough Bridge and Tunnel Authority Revenue Bonds General Purpose Series 1992Y Escrowed to Maturity
01/01/17	5.500%	2,000,000	2,261,500
Total			26,851,679
CITY 1.2%
County of Monroe Unlimited General Obligation Bonds Series 2009A (AGM)
06/01/14	5.000%	3,000,000	3,346,020

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLLEGE 10.3%
New York State Dormitory Authority
Revenue Bonds
Barnard College
Series 2007A (NPFGC/FGIC)
07/01/18	5.000%	$1,745,000	$1,980,121
Cornell University
Series 2006A
07/01/21	5.000%	2,350,000	2,618,252
Series 2009A
07/01/25	5.000%	1,000,000	1,107,350
Mount Sinai School of Medicine
Series 2009
07/01/27	5.500%	4,000,000	4,247,520
New York University
Series 1998A (NPFGC)
07/01/17	6.000%	2,475,000	3,013,684
07/01/20	5.750%	2,000,000	2,439,060
Series 2001-1 (AMBAC)
07/01/15	5.500%	1,205,000	1,399,909
Series 2001-2 (AMBAC)
07/01/21	5.500%	900,000	903,321
Series 2001A (AMBAC)
07/01/12	5.750%	2,500,000	2,624,425
Rochester Institute of Technology
Series 2010
07/01/21	5.000%	1,000,000	1,122,630
Teachers College
Series 2009
03/01/24	5.000%	1,000,000	1,074,340
New York State Dormitory Authority (b)
Revenue Bonds
State University Educational Facilities
Series 2002B (AMBAC)
11/15/26	5.250%	1,500,000	1,555,950
Oneida County Industrial Development Agency (a)
Revenue Bonds
Hamilton College Project
Series 2007A (NPFGC)
07/01/18	0.000%	1,000,000	825,100
07/01/20	0.000%	1,000,000	730,470
St. Lawrence County Industrial Development Agency Revenue Bonds St. Lawrence University Series 2009A
10/01/16	5.000%	3,000,000	3,370,950
Troy Industrial Development Authority Revenue Bonds Rensselaer Polytechnic Institute Series 2002E (b)
04/01/37	4.050%	1,000,000	1,002,660
Total			30,015,742

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

COUNTY 0.4%

County of Albany Unlimited General Obligation Bonds Series 2006 (XLCA)
09/15/20	4.125%	$1,000,000	$1,059,170

ELECTRIC 3.1%

Long Island Power Authority
Revenue Bonds
Series 2009A
04/01/21	5.250%	1,000,000	1,131,390
04/01/22	5.500%	3,000,000	3,396,180
New York State Energy Research & Development Authority Revenue Bonds Rochester Gas & Electric Corp. Series 2004A (NPFGC) (b)
05/15/32	4.750%	2,650,000	2,865,736
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2010ZZ (c)
07/01/24	5.250%	1,620,000	1,669,961
Total			9,063,267

HEALTH CARE - HOSPITAL 8.5%

Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A
11/15/22	5.750%	500,000	526,555
11/15/27	5.250%	1,000,000	958,700
Series 2008E
11/15/22	5.250%	500,000	513,100
Monroe County Industrial Development Agency Refunding Revenue Bonds Highland Hospital of Rochester Series 2005
08/01/22	5.000%	700,000	718,501
New York State Dormitory Authority
Revenue Bonds
Long Island Jewish Obligated Group
Series 2006A
11/01/19	5.000%	1,000,000	1,070,740
Mount Sinai Hospital
Series 2010A
07/01/26	5.000%	1,725,000	1,767,349
Mount Sinai School of Medicine
Series 2010A
07/01/21	5.000%	1,000,000	1,088,080
New York Methodist Hospital
Series 2004
07/01/24	5.250%	1,000,000	1,015,360
New York University Hospital Center
Series 2006A
07/01/20	5.000%	3,000,000	3,160,140
Series 2011A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HEALTH CARE - HOSPITAL (CONTINUED)

07/01/23	5.125%	$1,000,000	$1,039,510
North Shore-Long Island Jewish Health
Series 2009A
05/01/30	5.250%	4,000,000	4,047,920
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	1,350,000	1,328,265
Presbyterian Hospital
Series 2007 (AGM)
08/15/23	5.250%	250,000	262,970
United Health Services Hospitals
Series 2009 (FHA)
08/01/18	4.500%	1,000,000	1,073,070
White Plains Hospital
Series 2004 (FHA)
02/15/18	4.625%	400,000	418,628
Saratoga County Industrial Development Agency
Revenue Bonds
Saratoga Hospital Project
Series 2004A
12/01/13	5.000%	485,000	518,484
Series 2007B
12/01/22	5.000%	500,000	516,830
12/01/27	5.125%	500,000	494,785
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2000A
11/01/25	5.875%	4,300,000	4,300,903
Total			24,819,890

HEALTH CARE - LIFE CARE CENTER 0.1%
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	335,000	306,676

HEALTH CARE - NURSING HOME 1.5%

Amherst Industrial Development Agency Revenue Bonds Beechwood Health Care Center, Inc. Series 2007
01/01/13	4.875%	180,000	178,792
Rensselaer Municipal Leasing Corp. Revenue Bonds Rensselaer County Nursing Home Series 2009A
06/01/19	5.000%	4,000,000	4,139,800
Total			4,318,592

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HOUSING - MULTI-FAMILY 1.3%

New York State Dormitory Authority Revenue Bonds Residential Institution for Children Series 2008-A1
06/01/33	5.000%	$1,700,000	$1,747,447
Puerto Rico Housing Finance Authority Subordinated Revenue Bonds Capital Fund Modernization Series 2008 (c)
12/01/13	5.000%	2,000,000	2,137,240
Total			3,884,687

HOUSING - SINGLE FAMILY 0.5%

New York Mortgage Agency
Revenue Bonds
Homeowner Mortgage
Series 2000-96
10/01/14	5.200%	305,000	306,058
Series 2005-128
10/01/16	4.350%	1,000,000	1,054,670
Total			1,360,728

LEASE 8.0%

Erie County Industrial Development Agency (The) Revenue Bonds City School District of Buffalo Project Series 2008A (AGM)
05/01/18	5.000%	1,000,000	1,147,580
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/24	5.000%	3,000,000	3,227,190
Revenue Bonds
Municipal Health Facilities
Subordinated Series 2001-2
01/15/21	5.000%	2,500,000	2,743,325
Schools Program
Series 2000
07/01/20	6.250%	1,685,000	1,692,734
Series 2009
02/15/18	5.500%	1,000,000	1,185,640
State University Educational Facilities
3rd General Series 2005A (NPFGC/FGIC)
05/15/21	5.500%	1,000,000	1,194,820
Series 1993A
05/15/15	5.250%	2,000,000	2,216,160
05/15/19	5.500%	2,500,000	2,907,675
Series 2000C (AGM)
05/15/17	5.750%	$1,250,000	$1,496,675
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LEASE (CONTINUED)

Series 2008B
01/01/26	5.000%	3,125,000	3,308,344
Series 2008C
01/01/22	5.000%	2,000,000	2,195,840
Total			23,315,983

MISCELLANEOUS 14.0%

Metropolitan Transportation Authority
Revenue Bonds
Series 2005B (AMBAC)
11/15/24	5.250%	750,000	839,145
Series 2006 (CIFG/TCRS)
11/15/22	5.000%	2,280,000	2,420,083
Series 2006B
11/15/16	5.000%	1,500,000	1,719,270
Series 2007B
11/15/22	5.000%	1,500,000	1,607,655
Series 2008C
11/15/23	6.250%	3,570,000	4,140,165
Series 2010D
11/15/28	5.250%	3,000,000	3,176,160
Metropolitan Transportation Authority (b)
Revenue Bonds
Mandatory Tender
Series 2008B
11/15/30	5.000%	1,000,000	1,118,410
New York City Industrial Development Agency
Revenue Bonds
Pilot -Yankee Stadium
Series 2006 (NPFGC)
03/01/15	5.000%	1,150,000	1,268,760
United Jewish Appeal Federal Project
Series 2004A
07/01/27	5.000%	625,000	645,831
YMCA of Greater New York Project
Series 2006
08/01/26	5.000%	1,000,000	1,015,020
New York City Trust for Cultural Resources Refunding Revenue Bonds Museum of Modern Art Series 2008-1A
04/01/26	5.000%	4,850,000	5,221,607
New York Municipal Bond Bank Agency
Revenue Bonds
Series 2003C
12/01/21	5.250%	3,330,000	3,540,789
Subordinated Series 2009C-1
02/15/18	5.000%	3,000,000	3,408,270
New York State Dormitory Authority
Revenue Bonds
School District Financing Program
Series 2008A (AGM)
10/01/23	5.000%	3,000,000	3,263,250
School Districts-Financing Program
Series 2009C (AGM)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MISCELLANEOUS (CONTINUED)

10/01/22	5.000%	$3,000,000	$3,270,510
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-Municipal Water Series 2008B
06/15/21	5.000%	3,000,000	3,359,190
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds Turbo Series 2008B
06/01/28	5.375%	1,150,000	967,737
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004
08/01/24	5.375%	500,000	506,005
Total			41,487,857

PORT DISTRICT 1.8%

Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 135th
Series 2004 (XLCA)
09/15/28	5.000%	1,500,000	1,549,380
Consolidated 161st
Series 2009
10/15/31	5.000%	3,390,000	3,578,891
Total			5,128,271

RESOURCE RECOVERY 2.0%

Babylon Industrial Development Agency Revenue Bonds Covanta Babylon, Inc. Series 2009A
01/01/18	5.000%	3,500,000	3,890,950
Oneida-Herkimer Solid Waste Management Authority
Revenue Bonds
Series 2011
04/01/19	5.000%	830,000	917,092
04/01/20	5.000%	870,000	950,370
Total			5,758,412

SALES OR USE TAX 16.3%

Metropolitan Transportation Authority Revenue Bonds Series 2004A (NPFGC/FGIC)
11/15/18	5.250%	800,000	954,424
Nassau County Interim Finance Authority Revenue Bonds Sales Tax Secured Series 2004H (AMBAC)
11/15/15	5.250%	4,999,999	5,683,950
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SALES OR USE TAX (CONTINUED)

Senior Series 2005A-1
11/01/19	5.000%	$3,000,000	$3,378,120
Revenue Bonds
Future Tax Secured
Series 2009A
05/01/27	5.000%	5,000,000	5,409,950
Series 2007S-2 (NPFGC/FGIC)
01/15/21	5.000%	4,300,000	4,686,527
Unrefunded Revenue Bonds
Series 2003
08/01/17	5.250%	900,000	981,162
New York Local Government Assistance Corp.
Refunding Revenue Bonds
Series 1993E
04/01/14	6.000%	3,410,000	3,692,587
Subordinated Lien
Series 2003A-1 (AGM)
04/01/12	5.000%	3,000,000	3,096,900
New York State Dormitory Authority Refunding Revenue Bonds Education Series 2005B (AMBAC)
03/15/26	5.500%	1,000,000	1,208,450
New York State Environmental Facilities Corp. Revenue Bonds Series 2004A (NPFGC/FGIC)
12/15/21	5.000%	2,685,000	2,950,385
New York State Housing Finance Agency Revenue Bonds Series 2008A
09/15/19	5.000%	1,400,000	1,589,840
New York State Thruway Authority
Revenue Bonds
2nd General Series 2005B (AMBAC)
04/01/19	5.000%	2,500,000	2,806,775
Series 2005A (NPFGC)
04/01/22	5.000%	500,000	535,730
Series 2008A
04/01/21	5.000%	1,000,000	1,112,410
Transportation
Series 2007A
03/15/22	5.000%	1,000,000	1,102,910
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2005BB (AGM) (c)
07/01/22	5.250%	1,000,000	1,066,340
Sales Tax Asset Receivables Corp. Revenue Bonds Series 2004A (NPFGC)
10/15/22	5.000%	4,000,000	4,370,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SALES OR USE TAX (CONTINUED)

Virgin Islands Public Finance Authority
Revenue Bonds
Senior Lien-Matching Fund Loan Note
Series 2010A (c)
10/01/25	5.000%	$2,755,000	$2,758,830
Total			47,385,290

SPECIAL DISTRICT - ASSESSMENT 0.3%

New York City Industrial Development Agency
Revenue Bonds
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/19	5.000%	850,000	858,406

SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS 8.7%

City of New York
Unlimited General Obligation Bonds
Series 2004G
12/01/19	5.000%	2,430,000	2,667,581
Series 2005G
08/01/16	5.250%	500,000	591,045
Series 2007C
01/01/15	5.000%	4,000,000	4,535,480
Series 2007D-1
12/01/21	5.000%	2,000,000	2,226,460
Subordinated Series 2008I-1
02/01/23	5.000%	2,000,000	2,176,220
Unlimited General Obligation Refunding Bonds
Series 2007D
02/01/24	5.000%	2,000,000	2,142,420
City of Yonkers
Unlimited General Obligation Bonds
Series 2005B (NPFGC)
08/01/21	5.000%	2,425,000	2,522,679
08/01/22	5.000%	2,545,000	2,624,353
County of Monroe
Unlimited General Obligation Refunding & Public
Improvement Bonds
Series 1996 (NPFGC)
03/01/16	6.000%	1,210,000	1,384,821
County of Nassau
Unlimited General Obligation Improvement Bonds
Series 2010A
04/01/18	4.000%	1,340,000	1,425,278
Red Hook Central School District
Unlimited General Obligation Refunding Bonds
Series 2002 (AGM)
06/15/17	5.125%	890,000	922,654
Sachem Central School District
Unlimited General Obligation Refunding Bonds
Series 2006 (NPFGC/FGIC)
10/15/24	4.250%	1,000,000	1,038,010

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS (CONTINUED)

Three Village Central School District
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC/FGIC)
06/01/18	5.000%	$1,000,000	$1,176,500
Total			25,433,501

STATE 0.9%

Puerto Rico Public Buildings Authority
Refunding Revenue Bonds
Government Facilities
Series 2007M (c)
07/01/23	6.250%	2,250,000	2,494,845

TOLL ROAD 3.0%

Niagara Falls Bridge Commission
Revenue Bonds
Bridge System
Series 1993A (AGM)
10/01/19	4.000%	2,000,000	2,137,760
Triborough Bridge and Tunnel Authority
Refunding Revenue Bonds
General
Series 2002B
11/15/13	5.250%	2,015,000	2,225,729
Revenue Bonds
General
Series 2006A
11/15/19	5.000%	2,000,000	2,226,080
General Purpose
Series 2008
11/15/21	5.000%	2,000,000	2,233,700
Total			8,823,269

WATER & SEWER 3.3%

New York City Municipal Water Finance Authority
Prerefunded 06/15/12 Revenue Bonds
Series 2002A (AGM)
06/15/16	5.375%	5,000,000	5,226,750
Onondaga County Water Authority
Revenue Bonds
General
Series 2005A (AMBAC)
09/15/22	5.000%	895,000	968,846
09/15/23	5.000%	940,000	1,004,390
Rensselaer County Water Service & Sewer Authority
Revenue Bonds
Sewer Service
Series 2008
09/01/28	5.100%	1,155,000	1,205,878
Water Service
Series 2008
09/01/28	5.100%	1,060,000	1,096,888
Total			9,502,752
Total Municipal Bonds (Cost: $259,393,027)			$275,215,037

	Shares	Value

Money Market Fund 4.6%

Dreyfus New York AMT-Free	6,008,393	$6,008,393
Municipal Money Market, 0.000% (d)
JPMorgan Tax-Free Money Market Fund, 0.010% (d)	7,398,725	7,398,725

Total Money Market Fund (Cost: $13,407,118)		$13,407,118

Total Investments (Cost: $272,800,145) (e)	$288,622,155(f)
Other Assets & Liabilities, Net	2,245,990

Total Net Assets	$290,868,145

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2011.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 3.48% of net assets at July 31, 2011.

(d)	The rate shown is the seven-day current annualized yield at July 31, 2011.
(e)

At July 31, 2011, the cost of securities for federal income tax purposes was approximately $272,800,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$15,982,000
	Unrealized Depreciation	(160,000)
	Net Unrealized Appreciation	$15,822,000

(f)	Securities are valued using policies described below:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

	Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
CIFG	IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company

FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
	Level 1	Level 2	Level 3

Description(a)	quoted prices	other	significant	Total

	in active	significant	unobservable

	markets for	observable	inputs

	identical assets	inputs(b)

Bonds
Municipal Bonds	$-	$275,215,037	$-	$275,215,037

Total Bonds	-	275,215,037	-	275,215,037

Other
Unaffiliated Money Market Fund(c)	13,407,118	-	-	13,407,118

Total Other	13,407,118	-	-	13,407,118

Total	$13,407,118	$275,215,037	$-	$288,622,155

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2011.

Portfolio of Investments

Columbia New York Tax-Exempt Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.1%

ADVANCED REFUNDED 2.6%

Greece Central School District
Unlimited General Obligation Bonds
Series 1992 (FGIC)
06/15/16	6.000%	$500,000	$616,680
New York State Dormitory Authority
Revenue Bonds
Capital Appreciation-Memorial Sloan Center
Series 2003-1 Escrowed to Maturity (NPFGC) (a)
07/01/25	0.000%	3,000,000	1,833,030
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/30	5.500%	1,800,000	2,300,328
Total			4,750,038

AIRPORT 2.8%

New York City Industrial Development Agency (b)
Revenue Bonds
American Airlines-JFK International Airport
Series 2005 AMT
08/01/31	7.750%	1,000,000	1,031,690
Terminal One Group Association Project
Series 2005 AMT
01/01/15	5.500%	1,500,000	1,642,560
01/01/24	5.500%	2,000,000	2,056,700
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/42	6.000%	2,000,000	2,023,320
Total			6,754,270

CITY 1.8%

City of New York
Unlimited General Obligation Bonds
Series 2010B
08/01/21	5.000%	500,000	572,420
Subordinated Series 2009I-1
04/01/27	5.125%	1,500,000	1,615,080
Unlimited General Obligation Unrefunded Bonds
Series 1995C
08/15/24	7.250%	5,000	5,026
City of New York (c)
Unlimited General Obligation Bonds
Series 2011A-1
08/01/28	5.000%	1,000,000	1,079,050
Total			3,271,576

COLLEGE 18.6%

City of Troy
Revenue Bonds
Rensselaer Polytechnic
Series 2010A
09/01/30	5.000%	500,000	505,805
09/01/40	5.125%	2,000,000	1,959,900
Dutchess County Industrial Development Agency

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

COLLEGE (CONTINUED)

Refunding Revenue Bonds
Bard College Civic Facilities
Series 2007A-1
08/01/22	5.000%	$500,000	$526,515
Revenue Bonds
Bard College Civic Facility
Series 2007A-2
08/01/36	4.500%	500,000	434,330
Nassau County Industrial Development Agency
Refunding Revenue Bonds
New York Institute of Technology Project
Series 2000A
03/01/26	4.750%	1,210,000	1,194,911
New York City Trust for Cultural Resources
Revenue Bonds
01/01/34	5.000%	375,000	390,068
Revenue Bonds
Juilliard School
Series 2009A
01/01/39	5.000%	500,000	513,705
New York State Dormitory Authority
Revenue Bonds
Brooklyn Law School
Series 2003B (XLCA)
07/01/30	5.125%	2,000,000	2,018,060
Consolidated City University System
Series 1993A
07/01/13	5.750%	1,695,000	1,789,717
Consolidated City University System 5th General Resolution
Series 2008B
07/01/27	5.000%	1,000,000	1,048,200
Cornell University
Series 2006A
07/01/31	5.000%	1,000,000	1,041,530
Series 2009A
07/01/27	5.000%	1,000,000	1,093,560
07/01/39	5.000%	500,000	516,825
Manhattan Marymount College
Series 2009
07/01/29	5.250%	1,500,000	1,509,585
Mount Sinai School of Medicine
Series 2009
07/01/39	5.125%	1,000,000	1,000,920
New York University-Independent School District
Series 2001-1 (AMBAC)
07/01/40	5.500%	1,000,000	1,112,780
Pratt Institute
Series 2009C
07/01/39	5.125%	1,000,000	1,014,590
Rochester Institute of Technology
Series 2008A
07/01/33	6.000%	1,000,000	1,084,000
St. John’s University
Series 2007A (NPFGC)
07/01/32	5.250%	1,000,000	1,022,400
Series 2007C (NPFGC)
07/01/26	5.250%	1,205,000	1,324,488

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

COLLEGE (CONTINUED)

State University Dormitory Facilities
Series 2011A
07/01/31	5.000%	$3,000,000	$3,131,100
Teacher’s College
Series 2009
03/01/39	5.500%	500,000	518,480
The New School
Series 2010
07/01/40	5.500%	1,500,000	1,547,940
University of Rochester
Series 2009A
07/01/39	5.125%	2,250,000	2,294,662
Yeshiva University
Series 2001 (AMBAC)
07/01/30	5.000%	1,250,000	1,250,425
Seneca County Industrial Development Agency
Revenue Bonds
New York Chiropractic College
Series 2007
10/01/27	5.000%	750,000	733,672
St. Lawrence County Industrial Development Agency
Revenue Bonds
Clarkson University Project
Series 2007
07/01/31	5.000%	1,000,000	1,007,090
Town of Hempstead Local Development Corp.
Revenue Bonds
Molloy College Project
Series 2009
07/01/39	5.750%	1,000,000	1,014,550
Yonkers Industrial Development Agency
Revenue Bonds
Sarah Lawrence College Project
Series 2001A
06/01/29	6.000%	1,000,000	1,071,480
Total			33,671,288

COUNTY 0.8%

County of Monroe
Unlimited General Obligation Refunding & Public
Improvement Bonds
Series 1996 (NPFGC)
03/01/15	6.000%	1,250,000	1,407,675

ELECTRIC 2.4%

Long Island Power Authority
Revenue Bonds
Series 2008A
05/01/33	6.000%	1,000,000	1,104,090
Series 2009A
04/01/23	5.000%	750,000	810,930

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ELECTRIC (CONTINUED)

Suffolk County Industrial Development Agency
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998 AMT (b)
01/01/23	5.500%	1,000,000	948,820
Total			2,863,840

HEALTH CARE - HOSPITAL 12.3%

Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A
11/15/27	5.250%	2,000,000	1,917,400
Monroe County Industrial Development Corp.
Revenue Bonds
Unity Hospital-Rochester Project
Series 2010 (FHA)
08/15/35	5.750%	2,000,000	2,207,640
New York State Dormitory Authority
Revenue Bonds
Kaleida Health
Series 2006 (FHA)
02/15/35	4.700%	1,000,000	954,740
Mount Sinai Hospital
Series 2010A
07/01/26	5.000%	2,275,000	2,330,851
NYU Hospital Center
Series 2007B
07/01/37	5.625%	1,000,000	1,017,300
New York Hospital Medical Center
Series 2007 (FHA)
02/15/37	4.750%	975,000	910,728
New York University Hospital Center
Series 2006A
07/01/20	5.000%	500,000	526,690
Series 2007B
07/01/24	5.250%	640,000	670,106
Series 2011A
07/01/31	5.750%	800,000	825,864
North Shore Long Island Jewish
Series 2009A
05/01/37	5.500%	2,000,000	2,016,140
North Shore-Long Island Jewish Obligation Group
Series 2007A
05/01/32	5.000%	1,000,000	968,540
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	1,900,000	1,869,410
Sloan-Kettering Memorial Center
Series 2006-1
07/01/35	5.000%	1,000,000	1,011,260

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HEALTH CARE - HOSPITAL (CONTINUED)

University of Rochester
Series 2007B
07/01/27	5.000%	$1,000,000	$1,035,460
Vassar Brothers Hospital
Series 1997 (AGM)
07/01/25	5.375%	1,500,000	1,504,980
Saratoga County Industrial Development Agency
Revenue Bonds
Saratoga Hospital Project
Series 2007B
12/01/32	5.250%	500,000	488,670
Westchester County Healthcare Corp.
Revenue Bonds
Senior Lien
Series 2010C-2
11/01/37	6.125%	1,850,000	1,885,760
Total			22,141,539

HEALTH CARE - LIFE CARE CENTER 3.6%

Broome County Industrial Development Agency
Revenue Bonds
Good Shepard Village
Series 2008A
07/01/28	6.750%	500,000	479,565
07/01/40	6.875%	250,000	234,188
Huntington Housing Authority
Revenue Bonds
Gurwin Jewish Senior Residences
Series 1999A
05/01/19	5.875%	1,265,000	1,242,660
Mount Vernon Industrial Development Agency
Revenue Bonds
Wartburg Senior Housing, Inc. - Meadowview
Series 1999
06/01/19	6.150%	795,000	765,307
06/01/29	6.200%	615,000	547,485
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing Southold
Series 2010
12/01/40	6.000%	1,225,000	1,224,877
Suffolk County Industrial Development Agency
Refunding Revenue Bonds
Jeffersons Ferry Project
Series 2006
11/01/28	5.000%	1,335,000	1,222,126
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/42	6.000%	1,000,000	764,330
Total			6,480,538

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HEALTH CARE - NURSING HOME 0.3%

Amherst Industrial Development Agency
Revenue Bonds
Beechwood Health Care Center, Inc.
Series 2007
01/01/40	5.200%	$750,000	$537,000

HEALTH CARE - OTHER 0.5%

Dutchess County Local Development Corp.
Revenue Bonds
Anderson Center Services, Inc. Project
Series 2010
10/01/30	6.000%	1,000,000	987,570

HOUSING - MULTI-FAMILY 2.2%

Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/25	4.500%	165,000	168,714
Series 2009C-1
11/01/34	5.500%	500,000	514,410
Series 2009M
11/01/45	5.150%	1,250,000	1,252,112
New York State Housing Finance Agency
Revenue Bonds
Phillips Village Housing Project
Series 1994A (FHA) AMT (b)
08/15/17	7.750%	1,935,000	1,955,937
Total			3,891,173

HOUSING - SINGLE FAMILY 1.8%

New York Mortgage Agency (b)
Revenue Bonds
Homeowner Mortgage
Series 1998-69 AMT
10/01/28	5.500%	390,000	390,090
Series 1999-82 AMT
04/01/30	5.650%	210,000	210,073
Series 2002-101 AMT
04/01/32	5.400%	1,095,000	1,095,175
Series 2007-140 AMT
10/01/21	4.600%	500,000	504,975
Series 2007-148 AMT
10/01/32	5.200%	1,000,000	1,003,060
Total			3,203,373

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

INDUSTRIAL-POLLUTION - IDR 2.0%

New York State Energy Research & Development
Authority
Revenue Bonds
Brooklyn Union Gas Co. Project
Series 1996 (NPFGC)
01/01/21	5.500%	$2,000,000	$2,006,900
New York State Energy Research & Development
Authority
Revenue Bonds
Series 1993 (d)
04/01/20	12.220%	$1,500,000	$1,513,920
Total			3,520,820

INDUSTRIAL-POLLUTION - PCR 1.2%

Onondaga County Industrial Development Agency
Revenue Bonds
Bristol-Meyers Squibb Co. Project
Series 1994 AMT (b)
03/01/24	5.750%	2,000,000	2,252,560

LEASE 6.4%

Erie County Industrial Development Agency (The)
Revenue Bonds
School District Buffalo Project
Series 2011A
05/01/32	5.250%	1,000,000	1,055,390
New York Local Government Assistance Corp.
Refunding Revenue Bonds
Senior Lien
Series 2007A
04/01/19	5.000%	1,000,000	1,129,610
New York State Dormitory Authority
Revenue Bonds
Consolidated City University Systems 2nd Generation
Series 1993A
07/01/20	6.000%	2,000,000	2,352,860
Mental Health Services Facilities Improvements
Series 2007C (AGM)
08/15/26	5.000%	2,000,000	2,095,500
School Districts Financing Program
Series 2009C
10/01/36	5.125%	1,000,000	1,020,330
State University Educational Facilities
Series 2000C (AGM)
05/15/17	5.750%	1,000,000	1,197,340
New York State Dormitory Authority (a)
Revenue Bonds
Capital Appreciation-Court Facilities
Series 1998
08/01/19	0.000%	1,200,000	961,656

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LEASE (CONTINUED)

New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2010A-1
01/01/16	5.000%	$1,500,000	$1,727,280
Total			11,539,966

MISCELLANEOUS 12.8%

Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2002A
01/01/29	5.125%	$2,950,000	$2,966,372
Revenue Bonds
Series 2005B (AMBAC)
11/15/23	5.250%	1,250,000	1,412,187
Series 2005F
11/15/35	5.000%	500,000	496,485
Series 2006A
11/15/22	5.000%	750,000	796,080
Series 2010D
11/15/34	5.000%	1,350,000	1,349,906
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01/01/24	5.000%	500,000	486,900
Yankee Stadium Pilot
Series 2009
03/01/49	7.000%	250,000	276,948
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Museum of Modern Art
Series 2008-1A
04/01/31	5.000%	750,000	789,630
Series 2010-1A
10/01/17	5.000%	500,000	592,195
Revenue Bonds
Lincoln Center
Series 2008C
12/01/18	5.250%	750,000	872,618
Museum of Modern Art
Series 2001D (AMBAC)
07/01/31	5.125%	1,000,000	1,010,570
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds New York City Municipal Water Project
Series 2002B
06/15/31	5.000%	1,000,000	1,008,580
Series 2002K
06/15/28	5.000%	1,000,000	1,028,730
Revolving Funds-Pooled Financing
Series 2005B
04/15/35	5.500%	1,000,000	1,156,000
Series 2009A
06/15/34	5.000%	4,000,000	4,158,120
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 93rd
Series 1994
06/01/94	6.125%	2,250,000	2,512,462

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISCELLANEOUS (CONTINUED)
Port Authority of New York & New Jersey (b)
Revenue Bonds
Consolidated 143rd
Series 2006 (AGM) AMT
10/01/21	5.000%	1,000,000	1,047,170
Consolidated 147th
Series 2007 (NPFGC/FGIC) AMT
10/15/26	5.000%	$500,000	$511,425
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004
08/01/24	5.375%	550,000	556,606
Total			23,028,984
PORT DISTRICT 1.2%
Port Authority of New York & New Jersey Revenue Bonds Consolidated 85th Series 1993
03/01/28	5.375%	2,000,000	2,251,100
RESOURCE RECOVERY 0.3%
Seneca County Industrial Development Agency Revenue Bonds Seneca Meadows, Inc. Project Series 2005 AMT (b)(d)(e)
10/01/35	6.625%	500,000	500,830
SALES OR USE TAX 3.1%
Nassau County Interim Finance Authority Revenue Bonds Secured Sales Tax Series 2009A
11/15/24	5.000%	250,000	276,868
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Series 2011
02/01/15	5.000%	500,000	571,050
Unrefunded Revenue Bonds
Future Tax Secured
Series 2001B
05/01/30	5.000%	1,500,000	1,514,430
New York State Dormitory Authority Revenue Bonds Education Series 2008B
03/15/36	5.750%	500,000	550,450
Puerto Rico Sales Tax Financing Corp. 1st Subordinated Revenue Bonds Series 2010C (f)
08/01/41	5.250%	2,750,000	2,693,047
Total			5,605,845

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SCHOOL 0.8%
New York City Industrial Development Agency Revenue Bonds Marymont School of New York Project Series 2001 (ACA)
09/01/21	5.125%	$625,000	$638,131
New York State Dormitory Authority Revenue Bonds Convent-Sacred Heart Series 2011 (AGM)
11/01/35	5.625%	750,000	787,553
Total			1,425,684
SPECIAL DISTRICT - SPECIAL TAX 8.9%
Metropolitan Transportation Authority
Revenue Bonds
Series 2009A
11/15/26	5.300%	700,000	755,657
Series 2009B
11/15/34	5.000%	4,500,000	4,616,415
New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2009
Series 2009S-3
01/15/22	5.000%	1,000,000	1,096,220
Series 2009S-5
01/15/32	5.000%	1,000,000	1,027,540
Subordinated Revenue Bonds
Future Tax Secured
Series 2007B
11/01/26	5.000%	1,035,000	1,104,676
New York State Dormitory Authority
Revenue Bonds
Education
Series 2009A
03/15/28	5.000%	1,545,000	1,658,233
Series 2009A
02/15/15	5.000%	1,000,000	1,141,880
02/15/34	5.000%	1,400,000	1,453,410
New York State Thruway Authority
Revenue Bonds
Series 2005A (NPFGC)
04/01/25	5.000%	500,000	527,905
Series 2009A-1
04/01/29	5.000%	1,000,000	1,062,060
New York State Urban Development Corp. Revenue Bonds State Personal Income Tax Series 2009B-1
03/15/36	5.000%	1,500,000	1,549,845
Total			15,993,841
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS 1.3%
City of New York Unlimited General Obligation Bonds Subordinated Series 2006I-1
04/01/17	5.000%	1,000,000	1,147,010

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS (CONTINUED)
Mount Sinai Union Free School District Unlimited General Obligation Refunding Bonds Series 1992 (AMBAC)
02/15/19	6.200%	$1,005,000	$1,257,959
Total			2,404,969
STUDENT LOAN 0.1%
New York Mortgage Agency Revenue Bonds New York State Higher Education Finance Series 2009
11/01/26	4.750%	115,000	116,166
TOLL ROAD 2.8%
New York State Thruway Authority
Revenue Bonds
Series 2005F (AMBAC)
01/01/25	5.000%	2,000,000	2,082,140
Series 2007H (NPFGC/FGIC)
01/01/23	5.000%	500,000	537,725
01/01/27	5.000%	1,000,000	1,047,460
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2002B
11/15/29	5.125%	1,000,000	1,034,260
Unrefunded Revenue Bonds
General Purpose
Series 2001A
01/01/32	5.000%	380,000	381,235
Total			5,082,820
WATER & SEWER 5.5%
Great Neck North Water Authority Revenue Bonds Series 2008
01/01/33	5.000%	690,000	719,981
New York City Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2006C
06/15/33	4.750%	1,440,000	1,456,171
Revenue Bonds
Fiscal 2009
Series 2008A
06/15/40	5.750%	1,000,000	1,099,220
Series 2008CC
06/15/34	5.000%	3,500,000	3,606,540
Series 2008DD
06/15/38	4.500%	500,000	486,290
Series 2009EE
06/15/40	5.250%	500,000	522,930
Series 2009FF-2
06/15/40	5.500%	1,000,000	1,069,760

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Rensselaer County Water Service & Sewer Authority Revenue Bonds Water Service Series 2008
09/01/38	5.250%	$1,000,000	$1,011,150
Total			9,972,042
Total Municipal Bonds (Cost: $166,844,000)			$173,655,507

	Shares	Value

Money Market Fund 1.7%
Dreyfus New York AMT-Free Municipal Money Market, 0.000% (g)	1,104,748	$1,104,748
JPMorgan Tax-Free Money Market Fund, 0.010% (g)	2,042,803	2,042,803
Total Money Market Fund (Cost: $3,147,551)		$3,147,551

Issue Description	Effective Yield	Amount payable at maturity	Value

Floating Rate Notes 1.8%
CITY 1.2%
City of New York (h)
Unlimited General Obligation Bonds
Series 1993 (JP Morgan Chase Bank)
08/01/17	0.080%	1,000,000	$1,000,000
VRDN Series 1993 (BNP Paribas)
08/01/21	0.080%	900,000	900,000
VRDN Series 1993E-2 (JP Morgan Chase Bank)
08/01/20	0.080%	200,000	200,000
Total			2,100,000
COLLEGE 0.4%
Syracuse Industrial Development Agency Revenue Bonds Syracuse University VRDN Series 2008A-2 (JP Morgan Chase Bank) (h)
12/01/37	0.080%	700,000	700,000
SCHOOL 0.2%
New York State Dormitory Authority Revenue Bonds University of Rochester Series 2003 (HSBC Bank USA) (h)
07/01/33	0.080%	400,000	400,000
Total Floating Rate Notes (Cost: $3,200,000)			$3,200,000
Total Investments
(Cost: $173,191,551) (i)			$180,003,058(j)
Other Assets & Liabilities, Net			660,519
Total Net Assets			$180,663,577

Notes to Portfolio of Investments
(a)	Zero coupon bond.
(b)	At July 31, 2011, the value of securities subject to alternative minimum tax represented 8.39% of net assets.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2011.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of these securities amounted to $500,830 or 0.28% of net assets.

(f)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 1.49% of net assets at July 31, 2011.

(g)	The rate shown is the seven-day current annualized yield at July 31, 2011.
(h)

The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions, rate shown is the effective rate on July 31, 2011.

(i)

At July 31, 2011, the cost of securities for federal income tax purposes was approximately $173,192,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$8,046,000
	Unrealized Depreciation	(1,235,000)
	Net Unrealized Appreciation	$6,811,000

(j)

Securities are valued using policies described below:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Municipal Bonds	$-	$173,655,507	$-	$173,655,507
Total Bonds	-	173,655,507	-	173,655,507

Short-Term Securities
Floating Rate Notes	-	3,200,000	-	3,200,000
Total Short-Term Securities	-	3,200,000	-	3,200,000

Other
Unaffiliated Money Market Fund(c)	3,147,551	-	-	3,147,551
Total Other	3,147,551	-	-	3,147,551
Total	$3,147,551	$176,855,507	$-	$180,003,058

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2011.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	September 26, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	September 26, 2011